UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Retirement Fund, (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund : FSVNX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2015 Fund	$ 44	0.42%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2015 Fund	9.89%	7.90%
Fidelity Sustainable Target Date 2015 Composite Index℠	9.34%	7.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
International Equity Funds - 19.4
Domestic Equity Funds - 19.0
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.8
Fidelity Series Sustainable U.S. Market Fund	19.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	13.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.9
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	2.2
Fidelity Series Long-Term Treasury Bond Index Fund	1.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913146.101    7391-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class I : FTHBX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	20.10%	15.23%
Fidelity Sustainable Target Date 2065 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913240.101    7485-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class A : FSXBX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.71%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	7.29%	8.34%
Class A (without 5.75% sales charge)	13.84%	10.58%
Fidelity Sustainable Target Date 2030 Composite Index℠	13.31%	10.79%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.1
Domestic Equity Funds - 32.0
International Equity Funds - 28.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	21.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.3
Fidelity Series Sustainable Emerging Markets Fund	9.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.3
Fidelity Series Treasury Bill Index Fund	0.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913174.101    7419-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund Class K6 : FSYVX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	20.34%	15.45%
Fidelity Sustainable Target Date 2045 Composite Index℠	18.82%	14.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 41.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.0
Fidelity Series Sustainable Emerging Markets Fund	13.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.9
Fidelity Series Sustainable Investment Grade Bond Fund	0.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913208.101    7453-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class M : FSWSX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.94%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	8.44%	8.03%
Class M (without 3.50% sales charge)	12.37%	9.37%
Fidelity Sustainable Target Date 2025 Composite Index℠	12.18%	9.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.3
Domestic Equity Funds - 28.2
International Equity Funds - 25.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.2
Fidelity Series Sustainable Investment Grade Bond Fund	24.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	8.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Treasury Bill Index Fund	0.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913167.101    7412-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund Class K : FSVZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.32%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	9.99%	8.01%
Fidelity Sustainable Target Date 2015 Composite Index℠	9.34%	7.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
International Equity Funds - 19.4
Domestic Equity Funds - 19.0
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.8
Fidelity Series Sustainable U.S. Market Fund	19.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	13.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.9
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	2.2
Fidelity Series Long-Term Treasury Bond Index Fund	1.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913153.101    7398-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date Retirement Fund Fidelity Advisor® Sustainable Target Date Retirement Fund Class M : FSUHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 94	0.91%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	2.97%	4.12%
Class M (without 3.50% sales charge)	6.71%	5.41%
Fidelity Sustainable Target Date Retirement Composite Index℠	6.87%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
International Equity Funds - 15.5
Domestic Equity Funds - 13.1
Short-Term Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	22.0
Fidelity Series Sustainable U.S. Market Fund	13.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	5.2
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	1.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913131.101    7376-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class I : FSVGX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	8.27%	6.83%
Fidelity Sustainable Target Date 2010 Composite Index℠	7.84%	6.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.5
International Equity Funds - 16.7
Domestic Equity Funds - 14.9
Short-Term Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Sustainable U.S. Market Fund	14.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913141.101    7386-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z : FSYSX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	20.24%	15.33%
Fidelity Sustainable Target Date 2045 Composite Index℠	18.82%	14.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 41.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.0
Fidelity Series Sustainable Emerging Markets Fund	13.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.9
Fidelity Series Sustainable Investment Grade Bond Fund	0.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913205.101    7450-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class M : FRCYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	15.28%	9.95%
Class M (without 3.50% sales charge)	19.46%	12.21%
Fidelity Sustainable Target Date 2070 Composite Index℠	18.71%	12.70%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918300.101    7667-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class C : FTGYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	17.85%	14.06%
Class C	18.85%	14.06%
Fidelity Sustainable Target Date 2065 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913238.101    7483-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class A : FSVOX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.67%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	3.26%	5.44%
Class A (without 5.75% sales charge)	9.56%	7.62%
Fidelity Sustainable Target Date 2015 Composite Index℠	9.34%	7.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
International Equity Funds - 19.4
Domestic Equity Funds - 19.0
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.8
Fidelity Series Sustainable U.S. Market Fund	19.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	13.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.9
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	2.2
Fidelity Series Long-Term Treasury Bond Index Fund	1.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913147.101    7392-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class M : FSXDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 103	0.96%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	9.63%	8.96%
Class M (without 3.50% sales charge)	13.60%	10.32%
Fidelity Sustainable Target Date 2030 Composite Index℠	13.31%	10.79%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.1
Domestic Equity Funds - 32.0
International Equity Funds - 28.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	21.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.3
Fidelity Series Sustainable Emerging Markets Fund	9.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.3
Fidelity Series Treasury Bill Index Fund	0.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913176.101    7421-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund : FSXAX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2030 Fund	$ 49	0.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2030 Fund	14.09%	10.85%
Fidelity Sustainable Target Date 2030 Composite Index℠	13.31%	10.79%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.1
Domestic Equity Funds - 32.0
International Equity Funds - 28.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	21.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.3
Fidelity Series Sustainable Emerging Markets Fund	9.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.3
Fidelity Series Treasury Bill Index Fund	0.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913173.101    7418-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class I : FSZYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	20.06%	15.22%
Fidelity Sustainable Target Date 2060 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913231.101    7476-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class C : FSVCX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	6.20%	5.75%
Class C	7.20%	5.75%
Fidelity Sustainable Target Date 2010 Composite Index℠	7.84%	6.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.5
International Equity Funds - 16.7
Domestic Equity Funds - 14.9
Short-Term Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Sustainable U.S. Market Fund	14.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913139.101    7384-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund Class K : FSWMX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.33%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	11.62%	9.08%
Fidelity Sustainable Target Date 2020 Composite Index℠	10.83%	8.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.5
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	33.0
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Sustainable Emerging Markets Fund	7.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913162.101    7407-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class M : FSVEX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 94	0.91%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	3.88%	4.98%
Class M (without 3.50% sales charge)	7.65%	6.28%
Fidelity Sustainable Target Date 2010 Composite Index℠	7.84%	6.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.5
International Equity Funds - 16.7
Domestic Equity Funds - 14.9
Short-Term Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Sustainable U.S. Market Fund	14.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913140.101    7385-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund : FSXKX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2035 Fund	$ 51	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2035 Fund	15.81%	12.42%
Fidelity Sustainable Target Date 2035 Composite Index℠	14.89%	12.24%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.8
International Equity Funds - 31.6
Bond Funds - 31.1
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	36.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.5
Fidelity Series Sustainable Investment Grade Bond Fund	17.9
Fidelity Series Sustainable Emerging Markets Fund	10.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913182.101    7427-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class M : FSXOX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 105	0.97%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	11.27%	10.49%
Class M (without 3.50% sales charge)	15.30%	11.87%
Fidelity Sustainable Target Date 2035 Composite Index℠	14.89%	12.24%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.8
International Equity Funds - 31.6
Bond Funds - 31.1
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	36.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.5
Fidelity Series Sustainable Investment Grade Bond Fund	17.9
Fidelity Series Sustainable Emerging Markets Fund	10.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913185.101    7430-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund Class K : FTHGX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	20.28%	15.34%
Fidelity Sustainable Target Date 2065 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913243.101    7488-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund : FSZHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2055 Fund	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2055 Fund	20.14%	15.23%
Fidelity Sustainable Target Date 2055 Composite Index℠	18.72%	14.85%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.4
Bond Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913218.101    7463-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund Class K : FSYFX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.38%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	18.72%	14.53%
Fidelity Sustainable Target Date 2040 Composite Index℠	17.45%	14.11%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.6
International Equity Funds - 37.5
Bond Funds - 16.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	45.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	25.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Sustainable Investment Grade Bond Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Treasury Bill Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913198.101    7443-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date Retirement Fund Fidelity Advisor® Sustainable Target Date Retirement Fund Class C : FSUFX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 145	1.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	5.09%	4.87%
Class C	6.09%	4.87%
Fidelity Sustainable Target Date Retirement Composite Index℠	6.87%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
International Equity Funds - 15.5
Domestic Equity Funds - 13.1
Short-Term Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	22.0
Fidelity Series Sustainable U.S. Market Fund	13.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	5.2
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	1.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913130.101    7375-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z : FTHDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	20.25%	15.33%
Fidelity Sustainable Target Date 2065 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913241.101    7486-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund Class K6 : FRCVX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	20.42%	13.02%
Fidelity Sustainable Target Date 2070 Composite Index℠	18.71%	12.70%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918296.101    7665-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund : FSYHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2045 Fund	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2045 Fund	20.08%	15.21%
Fidelity Sustainable Target Date 2045 Composite Index℠	18.82%	14.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 41.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.0
Fidelity Series Sustainable Emerging Markets Fund	13.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.9
Fidelity Series Sustainable Investment Grade Bond Fund	0.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913200.101    7445-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z : FSYDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.38%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	18.74%	14.53%
Fidelity Sustainable Target Date 2040 Composite Index℠	17.45%	14.11%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.6
International Equity Funds - 37.5
Bond Funds - 16.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	45.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	25.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Sustainable Investment Grade Bond Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Treasury Bill Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913196.101    7441-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z : FSZNX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	20.19%	15.32%
Fidelity Sustainable Target Date 2055 Composite Index℠	18.72%	14.85%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.4
Bond Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913223.101    7468-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date Retirement Fund Fidelity® Sustainable Target Date Retirement Fund Class K : FSUOX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	7.34%	6.05%
Fidelity Sustainable Target Date Retirement Composite Index℠	6.87%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
International Equity Funds - 15.5
Domestic Equity Funds - 13.1
Short-Term Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	22.0
Fidelity Series Sustainable U.S. Market Fund	13.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	5.2
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	1.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913135.101    7380-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class C : FSXNX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 158	1.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	13.68%	11.30%
Class C	14.68%	11.30%
Fidelity Sustainable Target Date 2035 Composite Index℠	14.89%	12.24%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.8
International Equity Funds - 31.6
Bond Funds - 31.1
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	36.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.5
Fidelity Series Sustainable Investment Grade Bond Fund	17.9
Fidelity Series Sustainable Emerging Markets Fund	10.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913184.101    7429-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z : FSVWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.32%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	9.99%	8.01%
Fidelity Sustainable Target Date 2015 Composite Index℠	9.34%	7.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
International Equity Funds - 19.4
Domestic Equity Funds - 19.0
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.8
Fidelity Series Sustainable U.S. Market Fund	19.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	13.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.9
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	2.2
Fidelity Series Long-Term Treasury Bond Index Fund	1.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913151.101    7396-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class C : FRDCX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	17.81%	11.63%
Class C	18.81%	11.63%
Fidelity Sustainable Target Date 2070 Composite Index℠	18.71%	12.70%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918302.101    7668-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class I : FSYQX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	20.09%	15.23%
Fidelity Sustainable Target Date 2045 Composite Index℠	18.82%	14.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 41.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.0
Fidelity Series Sustainable Emerging Markets Fund	13.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.9
Fidelity Series Sustainable Investment Grade Bond Fund	0.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913204.101    7449-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class C : FSYOX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	17.88%	14.08%
Class C	18.88%	14.08%
Fidelity Sustainable Target Date 2045 Composite Index℠	18.82%	14.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 41.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.0
Fidelity Series Sustainable Emerging Markets Fund	13.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.9
Fidelity Series Sustainable Investment Grade Bond Fund	0.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913202.101    7447-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund : FSWOX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2025 Fund	$ 47	0.44%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2025 Fund	12.84%	9.90%
Fidelity Sustainable Target Date 2025 Composite Index℠	12.18%	9.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.3
Domestic Equity Funds - 28.2
International Equity Funds - 25.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.2
Fidelity Series Sustainable Investment Grade Bond Fund	24.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	8.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Treasury Bill Index Fund	0.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913164.101    7409-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class I : FSYBX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.48%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	18.74%	14.44%
Fidelity Sustainable Target Date 2040 Composite Index℠	17.45%	14.11%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.6
International Equity Funds - 37.5
Bond Funds - 16.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	45.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	25.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Sustainable Investment Grade Bond Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Treasury Bill Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913195.101    7440-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z : FTDLX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	20.21%	15.33%
Fidelity Sustainable Target Date 2060 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913232.101    7477-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class A : FSYYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.74%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	12.85%	12.59%
Class A (without 5.75% sales charge)	19.74%	14.92%
Fidelity Sustainable Target Date 2050 Composite Index℠	18.77%	14.86%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.5
International Equity Funds - 41.8
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	52.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.4
Fidelity Series Sustainable Emerging Markets Fund	13.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913210.101    7455-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class A : FSUZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.66%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	1.73%	4.39%
Class A (without 5.75% sales charge)	7.94%	6.55%
Fidelity Sustainable Target Date 2010 Composite Index℠	7.84%	6.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.5
International Equity Funds - 16.7
Domestic Equity Funds - 14.9
Short-Term Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Sustainable U.S. Market Fund	14.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913138.101    7383-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund Class K6 : FSWNX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.23%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	11.74%	9.19%
Fidelity Sustainable Target Date 2020 Composite Index℠	10.83%	8.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.5
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	33.0
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Sustainable Emerging Markets Fund	7.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913163.101    7408-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund Class K6 : FSWBX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.22%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	10.10%	8.12%
Fidelity Sustainable Target Date 2015 Composite Index℠	9.34%	7.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
International Equity Funds - 19.4
Domestic Equity Funds - 19.0
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.8
Fidelity Series Sustainable U.S. Market Fund	19.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	13.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.9
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	2.2
Fidelity Series Long-Term Treasury Bond Index Fund	1.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913154.101    7399-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class A : FSXLX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.72%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	8.85%	9.85%
Class A (without 5.75% sales charge)	15.50%	12.13%
Fidelity Sustainable Target Date 2035 Composite Index℠	14.89%	12.24%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.8
International Equity Funds - 31.6
Bond Funds - 31.1
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	36.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.5
Fidelity Series Sustainable Investment Grade Bond Fund	17.9
Fidelity Series Sustainable Emerging Markets Fund	10.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913183.101    7428-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund : FTGPX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2065 Fund	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2065 Fund	20.14%	15.21%
Fidelity Sustainable Target Date 2065 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913236.101    7481-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund Class K6 : FSZGX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	20.31%	15.44%
Fidelity Sustainable Target Date 2050 Composite Index℠	18.77%	14.86%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.5
International Equity Funds - 41.8
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	52.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.4
Fidelity Series Sustainable Emerging Markets Fund	13.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913217.101    7462-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class A : FSWQX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	6.09%	7.41%
Class A (without 5.75% sales charge)	12.57%	9.63%
Fidelity Sustainable Target Date 2025 Composite Index℠	12.18%	9.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.3
Domestic Equity Funds - 28.2
International Equity Funds - 25.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.2
Fidelity Series Sustainable Investment Grade Bond Fund	24.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	8.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Treasury Bill Index Fund	0.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913165.101    7410-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class I : FSXQX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	15.83%	12.40%
Fidelity Sustainable Target Date 2035 Composite Index℠	14.89%	12.24%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.8
International Equity Funds - 31.6
Bond Funds - 31.1
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	36.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.5
Fidelity Series Sustainable Investment Grade Bond Fund	17.9
Fidelity Series Sustainable Emerging Markets Fund	10.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913186.101    7431-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class A : FSXWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.73%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	11.58%	11.81%
Class A (without 5.75% sales charge)	18.38%	14.13%
Fidelity Sustainable Target Date 2040 Composite Index℠	17.45%	14.11%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.6
International Equity Funds - 37.5
Bond Funds - 16.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	45.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	25.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Sustainable Investment Grade Bond Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Treasury Bill Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913192.101    7437-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class A : FSZTX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.74%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	12.95%	12.61%
Class A (without 5.75% sales charge)	19.85%	14.94%
Fidelity Sustainable Target Date 2060 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913228.101    7473-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund Class K : FSYUX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	20.24%	15.33%
Fidelity Sustainable Target Date 2045 Composite Index℠	18.82%	14.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 41.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.0
Fidelity Series Sustainable Emerging Markets Fund	13.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.9
Fidelity Series Sustainable Investment Grade Bond Fund	0.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913207.101    7452-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class I : FSVUX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.42%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	9.88%	7.92%
Fidelity Sustainable Target Date 2015 Composite Index℠	9.34%	7.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
International Equity Funds - 19.4
Domestic Equity Funds - 19.0
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.8
Fidelity Series Sustainable U.S. Market Fund	19.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	13.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.9
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	2.2
Fidelity Series Long-Term Treasury Bond Index Fund	1.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913150.101    7395-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class M : FSVTX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 96	0.92%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	5.54%	6.07%
Class M (without 3.50% sales charge)	9.37%	7.38%
Fidelity Sustainable Target Date 2015 Composite Index℠	9.34%	7.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
International Equity Funds - 19.4
Domestic Equity Funds - 19.0
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.8
Fidelity Series Sustainable U.S. Market Fund	19.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	13.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.9
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	2.2
Fidelity Series Long-Term Treasury Bond Index Fund	1.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913149.101    7394-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class I : FSZMX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	20.08%	15.21%
Fidelity Sustainable Target Date 2055 Composite Index℠	18.72%	14.85%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.4
Bond Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913222.101    7467-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class A : FSWEX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.68%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	4.86%	6.50%
Class A (without 5.75% sales charge)	11.26%	8.70%
Fidelity Sustainable Target Date 2020 Composite Index℠	10.83%	8.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.5
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	33.0
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Sustainable Emerging Markets Fund	7.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913156.101    7401-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class M : FSWHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 98	0.93%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	7.07%	7.10%
Class M (without 3.50% sales charge)	10.96%	8.43%
Fidelity Sustainable Target Date 2020 Composite Index℠	10.83%	8.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.5
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	33.0
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Sustainable Emerging Markets Fund	7.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913158.101    7403-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class I : FSXEX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	14.18%	10.87%
Fidelity Sustainable Target Date 2030 Composite Index℠	13.31%	10.79%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.1
Domestic Equity Funds - 32.0
International Equity Funds - 28.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	21.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.3
Fidelity Series Sustainable Emerging Markets Fund	9.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.3
Fidelity Series Treasury Bill Index Fund	0.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913177.101    7422-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class C : FSYZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	17.96%	14.07%
Class C	18.96%	14.07%
Fidelity Sustainable Target Date 2050 Composite Index℠	18.77%	14.86%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.5
International Equity Funds - 41.8
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	52.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.4
Fidelity Series Sustainable Emerging Markets Fund	13.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913211.101    7456-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund Class K6 : FTGNX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	20.30%	15.44%
Fidelity Sustainable Target Date 2060 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913235.101    7480-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class M : FSZAX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	15.27%	13.23%
Class M (without 3.50% sales charge)	19.45%	14.64%
Fidelity Sustainable Target Date 2050 Composite Index℠	18.77%	14.86%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.5
International Equity Funds - 41.8
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	52.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.4
Fidelity Series Sustainable Emerging Markets Fund	13.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913212.101    7457-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund Class K6 : FSVMX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	8.49%	7.02%
Fidelity Sustainable Target Date 2010 Composite Index℠	7.84%	6.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.5
International Equity Funds - 16.7
Domestic Equity Funds - 14.9
Short-Term Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Sustainable U.S. Market Fund	14.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913145.101    7390-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class I : FSWUX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.44%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	12.89%	9.91%
Fidelity Sustainable Target Date 2025 Composite Index℠	12.18%	9.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.3
Domestic Equity Funds - 28.2
International Equity Funds - 25.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.2
Fidelity Series Sustainable Investment Grade Bond Fund	24.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	8.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Treasury Bill Index Fund	0.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913168.101    7413-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z : FSVHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	8.38%	6.94%
Fidelity Sustainable Target Date 2010 Composite Index℠	7.84%	6.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.5
International Equity Funds - 16.7
Domestic Equity Funds - 14.9
Short-Term Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Sustainable U.S. Market Fund	14.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913142.101    7387-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class C : FSXCX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 156	1.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	12.04%	9.76%
Class C	13.04%	9.76%
Fidelity Sustainable Target Date 2030 Composite Index℠	13.31%	10.79%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.1
Domestic Equity Funds - 32.0
International Equity Funds - 28.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	21.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.3
Fidelity Series Sustainable Emerging Markets Fund	9.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.3
Fidelity Series Treasury Bill Index Fund	0.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913175.101    7420-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class A : FSZJX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.74%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	12.92%	12.60%
Class A (without 5.75% sales charge)	19.81%	14.93%
Fidelity Sustainable Target Date 2055 Composite Index℠	18.72%	14.85%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.4
Bond Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913219.101    7464-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund Class K6 : FTHHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	20.39%	15.45%
Fidelity Sustainable Target Date 2065 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913244.101    7489-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund : FSUYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2010 Fund	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2010 Fund	8.28%	6.82%
Fidelity Sustainable Target Date 2010 Composite Index℠	7.84%	6.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.5
International Equity Funds - 16.7
Domestic Equity Funds - 14.9
Short-Term Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Sustainable U.S. Market Fund	14.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913137.101    7382-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date Retirement Fund Fidelity® Sustainable Target Date Retirement Fund : FSUDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date Retirement Fund	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date Retirement Fund	7.15%	5.93%
Fidelity Sustainable Target Date Retirement Composite Index℠	6.87%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
International Equity Funds - 15.5
Domestic Equity Funds - 13.1
Short-Term Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	22.0
Fidelity Series Sustainable U.S. Market Fund	13.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	5.2
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	1.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913128.101    7373-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class M : FSYPX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	15.34%	13.23%
Class M (without 3.50% sales charge)	19.52%	14.64%
Fidelity Sustainable Target Date 2045 Composite Index℠	18.82%	14.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 41.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.0
Fidelity Series Sustainable Emerging Markets Fund	13.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.9
Fidelity Series Sustainable Investment Grade Bond Fund	0.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913203.101    7448-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z : FSXRX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	15.97%	12.52%
Fidelity Sustainable Target Date 2035 Composite Index℠	14.89%	12.24%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.8
International Equity Funds - 31.6
Bond Funds - 31.1
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	36.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.5
Fidelity Series Sustainable Investment Grade Bond Fund	17.9
Fidelity Series Sustainable Emerging Markets Fund	10.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913187.101    7432-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund Class K6 : FSXJX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.26%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	14.31%	11.08%
Fidelity Sustainable Target Date 2030 Composite Index℠	13.31%	10.79%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.1
Domestic Equity Funds - 32.0
International Equity Funds - 28.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	21.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.3
Fidelity Series Sustainable Emerging Markets Fund	9.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.3
Fidelity Series Treasury Bill Index Fund	0.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913181.101    7426-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z : FSWVX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.34%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	12.98%	10.00%
Fidelity Sustainable Target Date 2025 Composite Index℠	12.18%	9.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.3
Domestic Equity Funds - 28.2
International Equity Funds - 25.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.2
Fidelity Series Sustainable Investment Grade Bond Fund	24.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	8.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Treasury Bill Index Fund	0.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913169.101    7414-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund Class K : FRCRX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	20.23%	12.88%
Fidelity Sustainable Target Date 2070 Composite Index℠	18.71%	12.70%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918294.101    7664-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund Class K6 : FSXUX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.27%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	16.07%	12.65%
Fidelity Sustainable Target Date 2035 Composite Index℠	14.89%	12.24%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.8
International Equity Funds - 31.6
Bond Funds - 31.1
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	36.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.5
Fidelity Series Sustainable Investment Grade Bond Fund	17.9
Fidelity Series Sustainable Emerging Markets Fund	10.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913190.101    7435-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund : FRCQX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2070 Fund	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2070 Fund	20.09%	12.79%
Fidelity Sustainable Target Date 2070 Composite Index℠	18.71%	12.70%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918292.101    7663-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z : FRDEX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	20.20%	12.86%
Fidelity Sustainable Target Date 2070 Composite Index℠	18.71%	12.70%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918306.101    7670-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date Retirement Fund Fidelity Advisor® Sustainable Target Date Retirement Fund Class Z : FSULX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	7.34%	6.05%
Fidelity Sustainable Target Date Retirement Composite Index℠	6.87%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
International Equity Funds - 15.5
Domestic Equity Funds - 13.1
Short-Term Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	22.0
Fidelity Series Sustainable U.S. Market Fund	13.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	5.2
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	1.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913133.101    7378-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class M : FTGZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	15.34%	13.23%
Class M (without 3.50% sales charge)	19.52%	14.64%
Fidelity Sustainable Target Date 2065 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913239.101    7484-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class A : FTGUX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.74%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	12.91%	12.59%
Class A (without 5.75% sales charge)	19.80%	14.92%
Fidelity Sustainable Target Date 2065 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913237.101    7482-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class A : FSYLX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.74%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	12.93%	12.60%
Class A (without 5.75% sales charge)	19.82%	14.94%
Fidelity Sustainable Target Date 2045 Composite Index℠	18.82%	14.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.6
International Equity Funds - 41.2
Bond Funds - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	51.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.0
Fidelity Series Sustainable Emerging Markets Fund	13.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.9
Fidelity Series Sustainable Investment Grade Bond Fund	0.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913201.101    7446-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class M : FSZLX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	15.27%	13.23%
Class M (without 3.50% sales charge)	19.45%	14.64%
Fidelity Sustainable Target Date 2055 Composite Index℠	18.72%	14.85%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.4
Bond Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913221.101    7466-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund : FSWDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2020 Fund	$ 46	0.43%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2020 Fund	11.45%	8.96%
Fidelity Sustainable Target Date 2020 Composite Index℠	10.83%	8.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.5
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	33.0
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Sustainable Emerging Markets Fund	7.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913155.101    7400-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund : FSXVX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2040 Fund	$ 53	0.48%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2040 Fund	18.70%	14.43%
Fidelity Sustainable Target Date 2040 Composite Index℠	17.45%	14.11%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.6
International Equity Funds - 37.5
Bond Funds - 16.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	45.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	25.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Sustainable Investment Grade Bond Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Treasury Bill Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913191.101    7436-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund : FSZSX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2060 Fund	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2060 Fund	20.15%	15.23%
Fidelity Sustainable Target Date 2060 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913227.101    7472-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund Class K : FSZQX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	20.19%	15.32%
Fidelity Sustainable Target Date 2055 Composite Index℠	18.72%	14.85%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.4
Bond Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913225.101    7470-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class M : FSZWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	15.30%	13.24%
Class M (without 3.50% sales charge)	19.48%	14.65%
Fidelity Sustainable Target Date 2060 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913230.101    7475-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund Class K : FSWYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.34%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	12.98%	10.00%
Fidelity Sustainable Target Date 2025 Composite Index℠	12.18%	9.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.3
Domestic Equity Funds - 28.2
International Equity Funds - 25.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.2
Fidelity Series Sustainable Investment Grade Bond Fund	24.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	8.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Treasury Bill Index Fund	0.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913171.101    7416-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class M : FSXZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 107	0.98%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	13.95%	12.47%
Class M (without 3.50% sales charge)	18.09%	13.87%
Fidelity Sustainable Target Date 2040 Composite Index℠	17.45%	14.11%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.6
International Equity Funds - 37.5
Bond Funds - 16.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	45.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	25.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Sustainable Investment Grade Bond Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Treasury Bill Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913194.101    7439-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund Class K : FSXTX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	15.95%	12.52%
Fidelity Sustainable Target Date 2035 Composite Index℠	14.89%	12.24%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 36.8
International Equity Funds - 31.6
Bond Funds - 31.1
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	36.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	21.5
Fidelity Series Sustainable Investment Grade Bond Fund	17.9
Fidelity Series Sustainable Emerging Markets Fund	10.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913189.101    7434-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class I : FSWJX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.43%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	11.52%	8.96%
Fidelity Sustainable Target Date 2020 Composite Index℠	10.83%	8.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.5
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	33.0
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Sustainable Emerging Markets Fund	7.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913159.101    7404-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z : FSZCX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	20.24%	15.34%
Fidelity Sustainable Target Date 2050 Composite Index℠	18.77%	14.86%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.5
International Equity Funds - 41.8
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	52.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.4
Fidelity Series Sustainable Emerging Markets Fund	13.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913214.101    7459-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class C : FSXYX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 161	1.48%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	16.58%	13.30%
Class C	17.58%	13.30%
Fidelity Sustainable Target Date 2040 Composite Index℠	17.45%	14.11%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.6
International Equity Funds - 37.5
Bond Funds - 16.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	45.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	25.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Sustainable Investment Grade Bond Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Treasury Bill Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913193.101    7438-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date Retirement Fund Fidelity Advisor® Sustainable Target Date Retirement Fund Class A : FSUEX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	0.73%	3.52%
Class A (without 5.75% sales charge)	6.88%	5.66%
Fidelity Sustainable Target Date Retirement Composite Index℠	6.87%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
International Equity Funds - 15.5
Domestic Equity Funds - 13.1
Short-Term Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	22.0
Fidelity Series Sustainable U.S. Market Fund	13.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	5.2
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	1.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913129.101    7374-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class C : FSZKX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	17.91%	14.07%
Class C	18.91%	14.07%
Fidelity Sustainable Target Date 2055 Composite Index℠	18.72%	14.85%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.4
Bond Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913220.101    7465-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund : FSYWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2050 Fund	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Target Date 2050 Fund	20.06%	15.20%
Fidelity Sustainable Target Date 2050 Composite Index℠	18.77%	14.86%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.5
International Equity Funds - 41.8
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	52.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.4
Fidelity Series Sustainable Emerging Markets Fund	13.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913209.101    7454-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund Class K : FTGKX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	20.21%	15.33%
Fidelity Sustainable Target Date 2060 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913234.101    7479-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund Class K6 : FSWZX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.24%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	13.10%	10.12%
Fidelity Sustainable Target Date 2025 Composite Index℠	12.18%	9.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.3
Domestic Equity Funds - 28.2
International Equity Funds - 25.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.2
Fidelity Series Sustainable Investment Grade Bond Fund	24.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	8.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Treasury Bill Index Fund	0.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913172.101    7417-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date Retirement Fund Fidelity Advisor® Sustainable Target Date Retirement Fund Class I : FSUJX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	7.21%	5.95%
Fidelity Sustainable Target Date Retirement Composite Index℠	6.87%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
International Equity Funds - 15.5
Domestic Equity Funds - 13.1
Short-Term Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	22.0
Fidelity Series Sustainable U.S. Market Fund	13.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	5.2
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	1.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913132.101    7377-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class C : FSVPX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.42%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	7.87%	6.85%
Class C	8.87%	6.85%
Fidelity Sustainable Target Date 2015 Composite Index℠	9.34%	7.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
International Equity Funds - 19.4
Domestic Equity Funds - 19.0
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	34.8
Fidelity Series Sustainable U.S. Market Fund	19.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	13.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.9
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	2.2
Fidelity Series Long-Term Treasury Bond Index Fund	1.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913148.101    7393-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class I : FRDDX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	20.04%	12.75%
Fidelity Sustainable Target Date 2070 Composite Index℠	18.71%	12.70%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918304.101    7669-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund Class K : FSVKX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	8.38%	6.94%
Fidelity Sustainable Target Date 2010 Composite Index℠	7.84%	6.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 64.5
International Equity Funds - 16.7
Domestic Equity Funds - 14.9
Short-Term Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	36.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Sustainable U.S. Market Fund	14.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	11.1
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913144.101    7389-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund Class K6 : FSYGX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 31	0.28%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	18.96%	14.66%
Fidelity Sustainable Target Date 2040 Composite Index℠	17.45%	14.11%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.6
International Equity Funds - 37.5
Bond Funds - 16.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	45.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	25.5
Fidelity Series Sustainable Emerging Markets Fund	12.0
Fidelity Series Sustainable Investment Grade Bond Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series Treasury Bill Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913199.101    7444-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class A : FRCWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.74%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	12.90%	8.72%
Class A (without 5.75% sales charge)	19.79%	12.47%
Fidelity Sustainable Target Date 2070 Composite Index℠	18.71%	12.70%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918298.101    7666-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class C : FSZVX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	17.84%	14.07%
Class C	18.84%	14.07%
Fidelity Sustainable Target Date 2060 Composite Index℠	18.71%	14.84%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.4
International Equity Funds - 42.5
Bond Funds - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.9
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913229.101    7474-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z : FSXFX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.36%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	14.22%	10.97%
Fidelity Sustainable Target Date 2030 Composite Index℠	13.31%	10.79%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.1
Domestic Equity Funds - 32.0
International Equity Funds - 28.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	21.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.3
Fidelity Series Sustainable Emerging Markets Fund	9.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.3
Fidelity Series Treasury Bill Index Fund	0.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913178.101    7423-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund Class K : FSZFX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	20.19%	15.32%
Fidelity Sustainable Target Date 2050 Composite Index℠	18.77%	14.86%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.5
International Equity Funds - 41.8
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	52.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.4
Fidelity Series Sustainable Emerging Markets Fund	13.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913216.101    7461-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund Class K6 : FSZRX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	20.37%	15.46%
Fidelity Sustainable Target Date 2055 Composite Index℠	18.72%	14.85%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 42.4
Bond Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	53.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913226.101    7471-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund Class K : FSXHX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.36%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	14.25%	10.98%
Fidelity Sustainable Target Date 2030 Composite Index℠	13.31%	10.79%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.1
Domestic Equity Funds - 32.0
International Equity Funds - 28.5
Short-Term Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	21.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.3
Fidelity Series Sustainable Emerging Markets Fund	9.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.3
Fidelity Series Treasury Bill Index Fund	0.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913180.101    7425-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z : FSWKX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.33%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	11.62%	9.08%
Fidelity Sustainable Target Date 2020 Composite Index℠	10.83%	8.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.5
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	33.0
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Sustainable Emerging Markets Fund	7.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913160.101    7405-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class C : FSWGX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.43%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	9.37%	7.89%
Class C	10.37%	7.89%
Fidelity Sustainable Target Date 2020 Composite Index℠	10.83%	8.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.6
International Equity Funds - 22.5
Short-Term Funds - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	33.0
Fidelity Series Sustainable U.S. Market Fund	23.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Sustainable Emerging Markets Fund	7.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	1.8
Fidelity Series Treasury Bill Index Fund	0.5
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913157.101    7402-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class I : FSZBX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	20.13%	15.22%
Fidelity Sustainable Target Date 2050 Composite Index℠	18.77%	14.86%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.5
International Equity Funds - 41.8
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	52.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.4
Fidelity Series Sustainable Emerging Markets Fund	13.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913213.101    7458-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date Retirement Fund Fidelity® Sustainable Target Date Retirement Fund Class K6 : FSUWX

This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	7.35%	6.13%
Fidelity Sustainable Target Date Retirement Composite Index℠	6.87%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.49%
A   From May 11, 2023

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
International Equity Funds - 15.5
Domestic Equity Funds - 13.1
Short-Term Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	22.0
Fidelity Series Sustainable U.S. Market Fund	13.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	5.2
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	1.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913136.101    7381-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class C : FSWRX

This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.44%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	10.77%	8.80%
Class C	11.77%	8.80%
Fidelity Sustainable Target Date 2025 Composite Index℠	12.18%	9.88%
S&P 500® Index	17.80%	18.80%
A   From May 11, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.3
Domestic Equity Funds - 28.2
International Equity Funds - 25.9
Short-Term Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.2
Fidelity Series Sustainable Investment Grade Bond Fund	24.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Sustainable Emerging Markets Fund	8.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Treasury Bill Index Fund	0.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913166.101    7411-TSRA-0526

Item 2.

Code of Ethics

As of the end of the period, March 31, 2026, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Retirement Fund, (the “Funds”):

Services Billed by PwC

March 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Target Date 2010 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2015 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2020 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2025 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2030 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2035 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2040 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2045 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2050 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2055 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2060 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2065 Fund	$18,400	$400	$2,600	$100
Fidelity Sustainable Target Date 2070 Fund	$19,800	$400	$2,700	$100
Fidelity Sustainable Target Date Retirement Fund	$18,400	$400	$2,600	$100

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Target Date 2010 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2015 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2020 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2025 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2030 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2035 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2040 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2045 Fund	$18,500	$1,700	$5,900	$700
Fidelity Sustainable Target Date 2050 Fund	$18,500	$1,700	$5,900	$700
Fidelity Sustainable Target Date 2055 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2060 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2065 Fund	$18,500	$1,700	$2,600	$700
Fidelity Sustainable Target Date 2070 Fund	$17,400	$1,200	$2,700	$500
Fidelity Sustainable Target Date Retirement Fund	$18,500	$1,700	$2,600	$700

A Amounts may reflect rounding.
B Fidelity Sustainable Target Date 2070 Fund commenced operations on June 28, 2024.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2026A	March 31, 2025A,B
Audit-Related Fees	$9,428,700	$9,765,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Sustainable Target Date 2070 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2026A	March 31, 2025A,B
PwC	$14,684,600	$14,873,600

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Sustainable Target Date 2070 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Sustainable Target Date Retirement Fund
Fidelity® Sustainable Target Date 2010 Fund
Fidelity® Sustainable Target Date 2015 Fund
Fidelity® Sustainable Target Date 2020 Fund
Fidelity® Sustainable Target Date 2025 Fund
Fidelity® Sustainable Target Date 2030 Fund
Fidelity® Sustainable Target Date 2035 Fund
Fidelity® Sustainable Target Date 2040 Fund
Fidelity® Sustainable Target Date 2045 Fund
Fidelity® Sustainable Target Date 2050 Fund
Fidelity® Sustainable Target Date 2055 Fund
Fidelity® Sustainable Target Date 2060 Fund
Fidelity® Sustainable Target Date 2065 Fund
Fidelity® Sustainable Target Date 2070 Fund

(Fidelity® Sustainable Target Date Retirement Fund formerly Fidelity® Sustainable Target Date Income Fund)

Annual Report
March 31, 2026
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Target Date Retirement Fund
Fidelity® Sustainable Target Date 2010 Fund
Fidelity® Sustainable Target Date 2015 Fund
Fidelity® Sustainable Target Date 2020 Fund
Fidelity® Sustainable Target Date 2025 Fund
Fidelity® Sustainable Target Date 2030 Fund
Fidelity® Sustainable Target Date 2035 Fund
Fidelity® Sustainable Target Date 2040 Fund
Fidelity® Sustainable Target Date 2045 Fund
Fidelity® Sustainable Target Date 2050 Fund
Fidelity® Sustainable Target Date 2055 Fund
Fidelity® Sustainable Target Date 2060 Fund
Fidelity® Sustainable Target Date 2065 Fund
Fidelity® Sustainable Target Date 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Target Date Retirement Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 66.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	31,138	309,513
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,081	15,776
Fidelity Series International Developed Markets Bond Index Fund (a)	8,253	69,905
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,354	17,875
Fidelity Series Sustainable Investment Grade Bond Fund (a)	53,689	521,316
TOTAL BOND FUNDS (Cost $932,908)		934,385

Domestic Equity Funds - 13.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $148,580)	11,733	185,026

International Equity Funds - 15.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	4,940	73,702
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	10,526	145,051
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $170,975)		218,753

Short-Term Funds - 5.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $70,714)	7,114	70,784

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,323,177)	1,408,948
NET OTHER ASSETS (LIABILITIES) - 0.0%	(575)
NET ASSETS - 100.0%	1,408,373

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	243,319	106,968	40,262	10,844	(269)	184	309,513	31,138
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,290	12,002	1,364	259	(12)	(140)	15,776	2,081
Fidelity Series International Developed Markets Bond Index Fund	61,826	20,378	11,052	2,780	(74)	(1,173)	69,905	8,253
Fidelity Series Long-Term Treasury Bond Index Fund	35,991	20,957	38,357	1,533	(1,855)	1,139	17,875	3,354
Fidelity Series Sustainable Emerging Markets Fund	57,765	43,885	43,030	1,257	1,384	13,698	73,702	4,940
Fidelity Series Sustainable Investment Grade Bond Fund	523,518	166,652	167,792	24,954	(1,142)	80	521,316	53,689
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	99,751	84,996	57,914	2,637	4,072	14,146	145,051	10,526
Fidelity Series Sustainable U.S. Market Fund	107,142	107,579	47,607	3,507	(652)	18,564	185,026	11,733
Fidelity Series Treasury Bill Index Fund	58,026	91,564	78,794	3,367	(17)	5	70,784	7,114
	1,192,628	654,981	486,172	51,138	1,435	46,503	1,408,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	934,385	934,385	-	-

Domestic Equity Funds	185,026	185,026	-	-

International Equity Funds	218,753	218,753	-	-

Short-Term Funds	70,784	70,784	-	-
Total Investments in Securities:	1,408,948	1,408,948	-	-
Fidelity® Sustainable Target Date Retirement Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,323,177)	$1,408,948

Total Investment in Securities (cost $1,323,177)		$1,408,948
Receivable for investments sold		35,734
Receivable for fund shares sold		260
Total assets		1,444,942
Liabilities
Payable for investments purchased	$35,987
Payable for fund shares redeemed	8
Accrued management fee	411
Distribution and service plan fees payable	163
Total liabilities		36,569
Net Assets		$1,408,373
Net Assets consist of:
Paid in capital		$1,324,328
Total accumulated earnings (loss)		84,045
Net Assets		$1,408,373

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($112,676 ÷ 10,498 shares)(a)		$10.73
Maximum offering price per share (100/94.25 of $10.73)		$11.38
Class M :
Net Asset Value and redemption price per share ($111,943 ÷ 10,434 shares)(a)		$10.73
Maximum offering price per share (100/96.50 of $10.73)		$11.12
Class C :
Net Asset Value and offering price per share ($111,137 ÷ 10,364 shares)(a)		$10.72
Fidelity Sustainable Target Date Retirement Fund :
Net Asset Value, offering price and redemption price per share ($428,507 ÷ 39,925 shares)		$10.73
Class K :
Net Asset Value, offering price and redemption price per share ($118,481 ÷ 11,033 shares)		$10.74
Class K6 :
Net Asset Value, offering price and redemption price per share ($299,957 ÷ 27,944 shares)		$10.73
Class I :
Net Asset Value, offering price and redemption price per share ($112,755 ÷ 10,501 shares)		$10.74
Class Z :
Net Asset Value, offering price and redemption price per share ($112,917 ÷ 10,516 shares)		$10.74
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$49,406
Expenses
Management fee	$4,739
Distribution and service plan fees	1,940
Independent trustees' fees and expenses	3
Total expenses		6,682
Net Investment income (loss)		42,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,435
Capital gain distributions from underlying funds:
Affiliated issuers	1,732
Total net realized gain (loss)		3,167
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	46,503
Total change in net unrealized appreciation (depreciation)		46,503
Net gain (loss)		49,670
Net increase (decrease) in net assets resulting from operations		$92,394
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,724	$34,406
Net realized gain (loss)	3,167	(1,657)
Change in net unrealized appreciation (depreciation)	46,503	21,445
Net increase (decrease) in net assets resulting from operations	92,394	54,194
Distributions to shareholders	(46,817)	(37,605)

Share transactions - net increase (decrease)	170,672	88,601
Total increase (decrease) in net assets	216,249	105,190

Net Assets
Beginning of period	1,192,124	1,086,934
End of period	$1,408,373	$1,192,124

Financial Highlights
Fidelity Advisor® Sustainable Target Date Retirement Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.30	.27
Net realized and unrealized gain (loss)	.39	.18	.19
Total from investment operations	.71	.48	.46
Distributions from net investment income	(.32)	(.30)	(.24)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.35)	(.32) D	(.25)
Net asset value, end of period	$10.73	$10.37	$10.21
Total Return E,F,G	6.88%	4.83%	4.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66%	.66%	.66% J
Expenses net of fee waivers, if any	.66%	.66%	.66% J
Expenses net of all reductions, if any	.66%	.66%	.66% J
Net investment income (loss)	2.95%	2.87%	3.01% J
Supplemental Data
Net assets, end of period (000 omitted)	$113	$105	$102
Portfolio turnover rate K	36%	23%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Retirement Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.27	.24
Net realized and unrealized gain (loss)	.40	.18	.20
Total from investment operations	.69	.45	.44
Distributions from net investment income	(.29)	(.28)	(.22)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.32)	(.30) D	(.23)
Net asset value, end of period	$10.73	$10.36	$10.21
Total Return E,F,G	6.71%	4.48%	4.45%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.91%	.91%	.91% J
Expenses net of fee waivers, if any	.91%	.91%	.91% J
Expenses net of all reductions, if any	.91%	.91%	.91% J
Net investment income (loss)	2.70%	2.62%	2.76% J
Supplemental Data
Net assets, end of period (000 omitted)	$112	$105	$102
Portfolio turnover rate K	36%	23%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Retirement Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.22	.20
Net realized and unrealized gain (loss)	.39	.19	.19
Total from investment operations	.63	.41	.39
Distributions from net investment income	(.24)	(.22)	(.18)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.27)	(.25)	(.19)
Net asset value, end of period	$10.72	$10.36	$10.20
Total Return D,E,F	6.09%	4.03%	3.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41%	1.41%	1.41% I
Expenses net of fee waivers, if any	1.41%	1.41%	1.41% I
Expenses net of all reductions, if any	1.41%	1.41%	1.41% I
Net investment income (loss)	2.20%	2.12%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$111	$105	$102
Portfolio turnover rate J	36%	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date Retirement Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.32	.29
Net realized and unrealized gain (loss)	.40	.19	.19
Total from investment operations	.74	.51	.48
Distributions from net investment income	(.35)	(.33)	(.26)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.38)	(.35) D	(.27)
Net asset value, end of period	$10.73	$10.37	$10.21
Total Return E,F	7.15%	5.10%	4.88%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.41%	.41% I
Expenses net of fee waivers, if any	.41%	.41%	.41% I
Expenses net of all reductions, if any	.41%	.41%	.41% I
Net investment income (loss)	3.20%	3.12%	3.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$429	$306	$232
Portfolio turnover rate J	36%	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date Retirement Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.35	.33	.30
Net realized and unrealized gain (loss)	.41	.19	.19
Total from investment operations	.76	.52	.49
Distributions from net investment income	(.36)	(.34)	(.27)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.39)	(.36) D	(.28)
Net asset value, end of period	$10.74	$10.37	$10.21
Total Return E,F	7.34%	5.19%	4.94%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.31%	.31% I
Expenses net of fee waivers, if any	.31%	.31%	.31% I
Expenses net of all reductions, if any	.31%	.31%	.31% I
Net investment income (loss)	3.30%	3.22%	3.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$118	$110	$105
Portfolio turnover rate J	36%	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date Retirement Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.36	.34	.30
Net realized and unrealized gain (loss)	.40	.19	.20
Total from investment operations	.76	.53	.50
Distributions from net investment income	(.37)	(.35)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.40)	(.37) D	(.29)
Net asset value, end of period	$10.73	$10.37	$10.21
Total Return E,F	7.35%	5.34%	5.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.21%	.21% I
Expenses net of fee waivers, if any	.21%	.21%	.21% I
Expenses net of all reductions, if any	.21%	.21%	.21% I
Net investment income (loss)	3.40%	3.32%	3.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$300	$251	$138
Portfolio turnover rate J	36%	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Retirement Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.32	.29
Net realized and unrealized gain (loss)	.40	.19	.19
Total from investment operations	.74	.51	.48
Distributions from net investment income	(.34)	(.33)	(.26)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.37)	(.35) D	(.27)
Net asset value, end of period	$10.74	$10.37	$10.21
Total Return E,F	7.21%	5.10%	4.87%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.41%	.41% I
Expenses net of fee waivers, if any	.41%	.41%	.41% I
Expenses net of all reductions, if any	.41%	.41%	.41% I
Net investment income (loss)	3.20%	3.12%	3.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$105	$102
Portfolio turnover rate J	36%	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date Retirement Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.35	.33	.30
Net realized and unrealized gain (loss)	.41	.19	.19
Total from investment operations	.76	.52	.49
Distributions from net investment income	(.36)	(.34)	(.27)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.39)	(.36) D	(.28)
Net asset value, end of period	$10.74	$10.37	$10.21
Total Return E,F	7.34%	5.19%	4.95%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.31%	.31% I
Expenses net of fee waivers, if any	.31%	.31%	.31% I
Expenses net of all reductions, if any	.31%	.31%	.31% I
Net investment income (loss)	3.30%	3.22%	3.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$105	$102
Portfolio turnover rate J	36%	23%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 64.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	25,370	252,175
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,269	32,358
Fidelity Series International Developed Markets Bond Index Fund (a)	7,667	64,938
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,498	18,642
Fidelity Series Sustainable Investment Grade Bond Fund (a)	48,835	474,192
TOTAL BOND FUNDS (Cost $843,451)		842,305

Domestic Equity Funds - 14.9%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $140,002)	12,344	194,658

International Equity Funds - 16.7%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	4,895	73,027
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	10,534	145,164
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $168,216)		218,191

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $52,218)	5,253	52,265

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,203,887)	1,307,419
NET OTHER ASSETS (LIABILITIES) - 0.0%	(563)
NET ASSETS - 100.0%	1,306,856

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	186,556	87,243	21,215	8,132	(82)	43	252,175	25,370
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	26,523	12,686	6,306	1,120	(220)	(325)	32,358	4,269
Fidelity Series International Developed Markets Bond Index Fund	59,023	14,301	7,280	2,514	(48)	(1,058)	64,938	7,667
Fidelity Series Long-Term Treasury Bond Index Fund	35,969	16,318	32,990	1,452	(2,164)	1,509	18,642	3,498
Fidelity Series Sustainable Emerging Markets Fund	63,099	34,120	40,120	1,261	2,790	13,138	73,027	4,895
Fidelity Series Sustainable Investment Grade Bond Fund	471,522	111,753	108,221	21,697	(1,324)	462	474,192	48,835
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	114,666	61,309	50,343	2,730	6,976	12,556	145,164	10,534
Fidelity Series Sustainable U.S. Market Fund	143,813	71,363	44,818	3,791	1,051	23,249	194,658	12,344
Fidelity Series Treasury Bill Index Fund	37,040	77,290	62,057	2,402	(13)	5	52,265	5,253
	1,138,211	486,383	373,350	45,099	6,966	49,579	1,307,419

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	842,305	842,305	-	-

Domestic Equity Funds	194,658	194,658	-	-

International Equity Funds	218,191	218,191	-	-

Short-Term Funds	52,265	52,265	-	-
Total Investments in Securities:	1,307,419	1,307,419	-	-
Fidelity® Sustainable Target Date 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,203,887)	$1,307,419

Total Investment in Securities (cost $1,203,887)		$1,307,419
Receivable for investments sold		30,588
Total assets		1,338,007
Liabilities
Payable for investments purchased	$30,577
Payable for fund shares redeemed	11
Accrued management fee	386
Distribution and service plan fees payable	177
Total liabilities		31,151
Net Assets		$1,306,856
Net Assets consist of:
Paid in capital		$1,199,174
Total accumulated earnings (loss)		107,682
Net Assets		$1,306,856

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($140,437 ÷ 12,743 shares)(a)		$11.02
Maximum offering price per share (100/94.25 of $11.02)		$11.69
Class M :
Net Asset Value and redemption price per share ($110,214 ÷ 10,000 shares)(a)		$11.02
Maximum offering price per share (100/96.50 of $11.02)		$11.42
Class C :
Net Asset Value and offering price per share ($121,343 ÷ 11,020 shares)(a)		$11.01
Fidelity Sustainable Target Date 2010 Fund :
Net Asset Value, offering price and redemption price per share ($361,048 ÷ 32,768 shares)		$11.02
Class K :
Net Asset Value, offering price and redemption price per share ($121,350 ÷ 11,006 shares)		$11.03
Class K6 :
Net Asset Value, offering price and redemption price per share ($231,938 ÷ 21,043 shares)		$11.02
Class I :
Net Asset Value, offering price and redemption price per share ($110,262 ÷ 10,001 shares)		$11.03
Class Z :
Net Asset Value, offering price and redemption price per share ($110,264 ÷ 10,000 shares)		$11.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$43,255
Expenses
Management fee	$4,414
Distribution and service plan fees	2,047
Independent trustees' fees and expenses	3
Total expenses		6,464
Net Investment income (loss)		36,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	6,966
Capital gain distributions from underlying funds:
Affiliated issuers	1,844
Total net realized gain (loss)		8,810
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	49,579
Total change in net unrealized appreciation (depreciation)		49,579
Net gain (loss)		58,389
Net increase (decrease) in net assets resulting from operations		$95,180
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,791	$31,615
Net realized gain (loss)	8,810	(142)
Change in net unrealized appreciation (depreciation)	49,579	21,304
Net increase (decrease) in net assets resulting from operations	95,180	52,777
Distributions to shareholders	(43,918)	(36,538)

Share transactions - net increase (decrease)	117,873	67,941
Total increase (decrease) in net assets	169,135	84,180

Net Assets
Beginning of period	1,137,721	1,053,541
End of period	$1,306,856	$1,137,721

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2010 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.29	.25
Net realized and unrealized gain (loss)	.53	.21	.36
Total from investment operations	.84	.50	.61
Distributions from net investment income	(.32)	(.28)	(.21)
Distributions from net realized gain	(.06)	(.05)	(.01)
Total distributions	(.38)	(.33)	(.22)
Net asset value, end of period	$11.02	$10.56	$10.39
Total Return D,E,F	7.94%	4.87%	6.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66%	.66%	.66% I
Expenses net of fee waivers, if any	.66%	.66%	.66% I
Expenses net of all reductions, if any	.66%	.66%	.66% I
Net investment income (loss)	2.82%	2.71%	2.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$140	$106	$104
Portfolio turnover rate J	30%	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.26	.23
Net realized and unrealized gain (loss)	.53	.21	.36
Total from investment operations	.81	.47	.59
Distributions from net investment income	(.29)	(.25)	(.19)
Distributions from net realized gain	(.06)	(.05)	(.01)
Total distributions	(.35)	(.30)	(.20)
Net asset value, end of period	$11.02	$10.56	$10.39
Total Return D,E,F	7.65%	4.55%	5.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.91%	.91%	.91% I
Expenses net of fee waivers, if any	.91%	.91%	.91% I
Expenses net of all reductions, if any	.91%	.91%	.91% I
Net investment income (loss)	2.57%	2.46%	2.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$106	$104
Portfolio turnover rate J	30%	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$10.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.21	.18
Net realized and unrealized gain (loss)	.53	.20	.36
Total from investment operations	.76	.41	.54
Distributions from net investment income	(.24)	(.19)	(.16)
Distributions from net realized gain	(.06)	(.05)	(.01)
Total distributions	(.30)	(.23) D	(.17)
Net asset value, end of period	$11.01	$10.55	$10.37
Total Return E,F,G	7.20%	4.01%	5.43%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.41%	1.41%	1.41% J
Expenses net of fee waivers, if any	1.41%	1.41%	1.41% J
Expenses net of all reductions, if any	1.41%	1.41%	1.41% J
Net investment income (loss)	2.06%	1.96%	2.03% J
Supplemental Data
Net assets, end of period (000 omitted)	$121	$106	$104
Portfolio turnover rate K	30%	15%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.31	.27
Net realized and unrealized gain (loss)	.53	.21	.37
Total from investment operations	.87	.52	.64
Distributions from net investment income	(.34)	(.32)	(.22)
Distributions from net realized gain	(.06)	(.05)	(.01)
Total distributions	(.40)	(.37)	(.24) D
Net asset value, end of period	$11.02	$10.55	$10.40
Total Return E,F	8.28%	5.05%	6.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.41%	.41% I
Expenses net of fee waivers, if any	.41%	.41%	.41% I
Expenses net of all reductions, if any	.41%	.41%	.41% I
Net investment income (loss)	3.07%	2.96%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$361	$280	$214
Portfolio turnover rate J	30%	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.35	.32	.28
Net realized and unrealized gain (loss)	.53	.20	.37
Total from investment operations	.88	.52	.65
Distributions from net investment income	(.35)	(.33)	(.23)
Distributions from net realized gain	(.06)	(.05)	(.01)
Total distributions	(.41)	(.37) D	(.24)
Net asset value, end of period	$11.03	$10.56	$10.41
Total Return E,F	8.38%	5.13%	6.55%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.31%	.31% I
Expenses net of fee waivers, if any	.31%	.31%	.31% I
Expenses net of all reductions, if any	.31%	.31%	.31% I
Net investment income (loss)	3.17%	3.06%	3.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$121	$112	$106
Portfolio turnover rate J	30%	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2010 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.36	.33	.29
Net realized and unrealized gain (loss)	.53	.20	.37
Total from investment operations	.89	.53	.66
Distributions from net investment income	(.36)	(.35)	(.23)
Distributions from net realized gain	(.06)	(.05)	(.01)
Total distributions	(.42)	(.39) D	(.25) D
Net asset value, end of period	$11.02	$10.55	$10.41
Total Return E,F	8.49%	5.19%	6.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.21%	.21% I
Expenses net of fee waivers, if any	.21%	.21%	.21% I
Expenses net of all reductions, if any	.21%	.21%	.21% I
Net investment income (loss)	3.27%	3.15%	3.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$232	$218	$107
Portfolio turnover rate J	30%	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.31	.27
Net realized and unrealized gain (loss)	.53	.21	.37
Total from investment operations	.87	.52	.64
Distributions from net investment income	(.34)	(.32)	(.22)
Distributions from net realized gain	(.06)	(.05)	(.01)
Total distributions	(.40)	(.36) D	(.24) D
Net asset value, end of period	$11.03	$10.56	$10.40
Total Return E,F	8.27%	5.09%	6.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.41%	.41% I
Expenses net of fee waivers, if any	.41%	.41%	.41% I
Expenses net of all reductions, if any	.41%	.41%	.41% I
Net investment income (loss)	3.07%	2.96%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$106	$107
Portfolio turnover rate J	30%	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.35	.32	.28
Net realized and unrealized gain (loss)	.53	.20	.37
Total from investment operations	.88	.52	.65
Distributions from net investment income	(.35)	(.33)	(.23)
Distributions from net realized gain	(.06)	(.05)	(.01)
Total distributions	(.41)	(.37) D	(.24)
Net asset value, end of period	$11.03	$10.56	$10.41
Total Return E,F	8.38%	5.13%	6.55%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.31%	.31% I
Expenses net of fee waivers, if any	.31%	.31%	.31% I
Expenses net of all reductions, if any	.31%	.31%	.31% I
Net investment income (loss)	3.17%	3.06%	3.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$110	$106	$104
Portfolio turnover rate J	30%	15%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 59.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	20,694	205,697
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	10,678	80,936
Fidelity Series International Developed Markets Bond Index Fund (a)	9,364	79,315
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,251	27,987
Fidelity Series Sustainable Investment Grade Bond Fund (a)	57,246	555,859
TOTAL BOND FUNDS (Cost $953,330)		949,794

Domestic Equity Funds - 19.0%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $219,891)	19,293	304,256

International Equity Funds - 19.4%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	6,910	103,094
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	15,066	207,616
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $240,678)		310,710

Short-Term Funds - 2.2%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $35,479)	3,566	35,482

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,449,378)	1,600,242
NET OTHER ASSETS (LIABILITIES) - 0.0%	(714)
NET ASSETS - 100.0%	1,599,528

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	143,782	78,776	16,621	6,065	(79)	181	205,697	20,694
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	66,112	25,795	9,527	2,867	(426)	(1,018)	80,936	10,678
Fidelity Series International Developed Markets Bond Index Fund	69,077	19,503	7,985	2,871	(100)	(1,180)	79,315	9,364
Fidelity Series Long-Term Treasury Bond Index Fund	45,324	16,676	33,083	1,819	(2,225)	1,295	27,987	5,251
Fidelity Series Sustainable Emerging Markets Fund	87,744	41,280	48,034	1,730	3,368	18,736	103,094	6,910
Fidelity Series Sustainable Investment Grade Bond Fund	503,967	147,310	93,844	23,235	(1,786)	212	555,859	57,246
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	168,404	72,817	61,022	3,902	8,173	19,244	207,616	15,066
Fidelity Series Sustainable U.S. Market Fund	241,549	82,532	60,199	6,012	(279)	40,653	304,256	19,293
Fidelity Series Treasury Bill Index Fund	5,600	86,479	56,583	1,302	(9)	(5)	35,482	3,566
	1,331,559	571,168	386,898	49,803	6,637	78,118	1,600,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	949,794	949,794	-	-

Domestic Equity Funds	304,256	304,256	-	-

International Equity Funds	310,710	310,710	-	-

Short-Term Funds	35,482	35,482	-	-
Total Investments in Securities:	1,600,242	1,600,242	-	-
Fidelity® Sustainable Target Date 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,449,378)	$1,600,242

Total Investment in Securities (cost $1,449,378)		$1,600,242
Receivable for investments sold		34,401
Total assets		1,634,643
Liabilities
Payable for investments purchased	$34,400
Accrued management fee	505
Distribution and service plan fees payable	210
Total liabilities		35,115
Net Assets		$1,599,528
Net Assets consist of:
Paid in capital		$1,440,585
Total accumulated earnings (loss)		158,943
Net Assets		$1,599,528

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($314,160 ÷ 27,548 shares)(a)		$11.40
Maximum offering price per share (100/94.25 of $11.40)		$12.10
Class M :
Net Asset Value and redemption price per share ($114,264 ÷ 10,000 shares)(a)		$11.43
Maximum offering price per share (100/96.50 of $11.43)		$11.84
Class C :
Net Asset Value and offering price per share ($114,061 ÷ 10,000 shares)(a)		$11.41
Fidelity Sustainable Target Date 2015 Fund :
Net Asset Value, offering price and redemption price per share ($457,743 ÷ 40,001 shares)		$11.44
Class K :
Net Asset Value, offering price and redemption price per share ($124,968 ÷ 10,913 shares)		$11.45
Class K6 :
Net Asset Value, offering price and redemption price per share ($245,352 ÷ 21,428 shares)		$11.45
Class I :
Net Asset Value, offering price and redemption price per share ($114,464 ÷ 10,000 shares)		$11.45
Class Z :
Net Asset Value, offering price and redemption price per share ($114,516 ÷ 10,000 shares)		$11.45
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$46,818
Expenses
Management fee	$5,363
Distribution and service plan fees	2,475
Independent trustees' fees and expenses	3
Total expenses		7,841
Net Investment income (loss)		38,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	6,637
Capital gain distributions from underlying funds:
Affiliated issuers	2,985
Total net realized gain (loss)		9,622
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	78,118
Total change in net unrealized appreciation (depreciation)		78,118
Net gain (loss)		87,740
Net increase (decrease) in net assets resulting from operations		$126,717
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,977	$32,189
Net realized gain (loss)	9,622	3,400
Change in net unrealized appreciation (depreciation)	78,118	20,349
Net increase (decrease) in net assets resulting from operations	126,717	55,938
Distributions to shareholders	(43,126)	(40,530)

Share transactions - net increase (decrease)	184,987	202,047
Total increase (decrease) in net assets	268,578	217,455

Net Assets
Beginning of period	1,330,950	1,113,495
End of period	$1,599,528	$1,330,950

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2015 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.27	.23
Net realized and unrealized gain (loss)	.73	.22	.54
Total from investment operations	1.02	.49	.77
Distributions from net investment income	(.30)	(.28)	(.19)
Distributions from net realized gain	(.04)	(.08)	(.01)
Total distributions	(.33) D	(.35) D	(.20)
Net asset value, end of period	$11.40	$10.71	$10.57
Total Return E,F,G	9.56%	4.73%	7.76%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.67%	.68% J	.67% K
Expenses net of fee waivers, if any	.67%	.68% J	.67% K
Expenses net of all reductions, if any	.67%	.68% J	.67% K
Net investment income (loss)	2.57%	2.56%	2.54% K
Supplemental Data
Net assets, end of period (000 omitted)	$314	$290	$106
Portfolio turnover rate L	27%	19%	31% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.73	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.25	.20
Net realized and unrealized gain (loss)	.75	.21	.56
Total from investment operations	1.01	.46	.76
Distributions from net investment income	(.27)	(.22)	(.17)
Distributions from net realized gain	(.04)	(.08)	(.01)
Total distributions	(.31)	(.30)	(.19) D
Net asset value, end of period	$11.43	$10.73	$10.57
Total Return E,F,G	9.37%	4.40%	7.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.92%	.92%	.92% J
Expenses net of fee waivers, if any	.92%	.92%	.92% J
Expenses net of all reductions, if any	.92%	.92%	.92% J
Net investment income (loss)	2.32%	2.32%	2.28% J
Supplemental Data
Net assets, end of period (000 omitted)	$114	$107	$106
Portfolio turnover rate K	27%	19%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$10.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.19	.16
Net realized and unrealized gain (loss)	.74	.22	.55
Total from investment operations	.95	.41	.71
Distributions from net investment income	(.21)	(.17)	(.14)
Distributions from net realized gain	(.04)	(.08)	(.01)
Total distributions	(.25)	(.25)	(.16) D
Net asset value, end of period	$11.41	$10.71	$10.55
Total Return E,F,G	8.87%	3.89%	7.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.42%	1.42%	1.42% J
Expenses net of fee waivers, if any	1.42%	1.42%	1.42% J
Expenses net of all reductions, if any	1.42%	1.42%	1.42% J
Net investment income (loss)	1.82%	1.82%	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$114	$107	$105
Portfolio turnover rate K	27%	19%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.30	.25
Net realized and unrealized gain (loss)	.74	.21	.55
Total from investment operations	1.06	.51	.80
Distributions from net investment income	(.32)	(.28)	(.21)
Distributions from net realized gain	(.04)	(.08)	(.01)
Total distributions	(.36)	(.35) D	(.22)
Net asset value, end of period	$11.44	$10.74	$10.58
Total Return E,F	9.89%	4.91%	8.05%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.42%	.42%	.42% I
Expenses net of all reductions, if any	.42%	.42%	.42% I
Net investment income (loss)	2.82%	2.82%	2.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$458	$277	$263
Portfolio turnover rate J	27%	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.31	.26
Net realized and unrealized gain (loss)	.74	.22	.54
Total from investment operations	1.07	.53	.80
Distributions from net investment income	(.33)	(.29)	(.21)
Distributions from net realized gain	(.04)	(.08)	(.01)
Total distributions	(.37)	(.36) D	(.22)
Net asset value, end of period	$11.45	$10.75	$10.58
Total Return E,F	9.99%	5.10%	8.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32%	.32%	.32% I
Expenses net of fee waivers, if any	.32%	.32%	.32% I
Expenses net of all reductions, if any	.32%	.32%	.32% I
Net investment income (loss)	2.92%	2.92%	2.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$125	$114	$108
Portfolio turnover rate J	27%	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2015 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.31	.27
Net realized and unrealized gain (loss)	.74	.22	.55
Total from investment operations	1.08	.53	.82
Distributions from net investment income	(.35)	(.30)	(.22)
Distributions from net realized gain	(.04)	(.08)	(.01)
Total distributions	(.38) D	(.37) D	(.23)
Net asset value, end of period	$11.45	$10.75	$10.59
Total Return E,F	10.10%	5.13%	8.26%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22%	.22%	.22% I
Expenses net of fee waivers, if any	.22%	.22%	.22% I
Expenses net of all reductions, if any	.22%	.22%	.22% I
Net investment income (loss)	3.02%	2.91%	2.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$245	$221	$108
Portfolio turnover rate J	27%	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.30	.25
Net realized and unrealized gain (loss)	.74	.22	.55
Total from investment operations	1.06	.52	.80
Distributions from net investment income	(.32)	(.28)	(.21)
Distributions from net realized gain	(.04)	(.08)	(.01)
Total distributions	(.36)	(.35) D	(.22)
Net asset value, end of period	$11.45	$10.75	$10.58
Total Return E,F	9.88%	5.01%	8.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.42%	.42%	.42% I
Expenses net of all reductions, if any	.42%	.42%	.42% I
Net investment income (loss)	2.82%	2.82%	2.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$114	$107	$106
Portfolio turnover rate J	27%	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.31	.26
Net realized and unrealized gain (loss)	.74	.22	.54
Total from investment operations	1.07	.53	.80
Distributions from net investment income	(.33)	(.29)	(.21)
Distributions from net realized gain	(.04)	(.08)	(.01)
Total distributions	(.37)	(.36) D	(.22)
Net asset value, end of period	$11.45	$10.75	$10.58
Total Return E,F	9.99%	5.10%	8.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.32%	.32%	.32% I
Expenses net of fee waivers, if any	.32%	.32%	.32% I
Expenses net of all reductions, if any	.32%	.32%	.32% I
Net investment income (loss)	2.92%	2.92%	2.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$115	$108	$106
Portfolio turnover rate J	27%	19%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 53.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	28,312	281,418
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	51,373	389,410
Fidelity Series International Developed Markets Bond Index Fund (a)	28,300	239,699
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,300	86,880
Fidelity Series Sustainable Investment Grade Bond Fund (a)	166,317	1,614,938
TOTAL BOND FUNDS (Cost $2,614,619)		2,612,345

Domestic Equity Funds - 23.6%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $868,554)	73,283	1,155,675

International Equity Funds - 22.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	24,305	362,623
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	53,571	738,206
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $872,728)		1,100,829

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $27,540)	2,770	27,561

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,383,441)	4,896,410
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,809)
NET ASSETS - 100.0%	4,894,601

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	39,051	260,114	18,477	4,705	(37)	1,127	281,418	28,312
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	183,594	274,889	66,697	15,897	(2,363)	(13)	389,410	51,373
Fidelity Series International Developed Markets Bond Index Fund	105,022	172,420	33,097	8,520	(501)	(4,145)	239,699	28,300
Fidelity Series Long-Term Treasury Bond Index Fund	66,880	130,253	109,562	5,764	(1,105)	414	86,880	16,300
Fidelity Series Sustainable Emerging Markets Fund	159,054	271,533	162,839	6,626	11,097	83,778	362,623	24,305
Fidelity Series Sustainable Investment Grade Bond Fund	721,081	1,196,478	306,015	67,266	(2,510)	5,904	1,614,938	166,317
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	318,244	560,139	250,621	15,425	21,179	89,265	738,206	53,571
Fidelity Series Sustainable U.S. Market Fund	492,980	709,506	259,575	23,946	7,900	204,864	1,155,675	73,283
Fidelity Series Treasury Bill Index Fund	2,298	231,388	206,158	2,457	13	20	27,561	2,770
	2,088,204	3,806,720	1,413,041	150,606	33,673	381,214	4,896,410

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,612,345	2,612,345	-	-

Domestic Equity Funds	1,155,675	1,155,675	-	-

International Equity Funds	1,100,829	1,100,829	-	-

Short-Term Funds	27,561	27,561	-	-
Total Investments in Securities:	4,896,410	4,896,410	-	-
Fidelity® Sustainable Target Date 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,383,441)	$4,896,410

Total Investment in Securities (cost $4,383,441)		$4,896,410
Receivable for investments sold		95,453
Total assets		4,991,863
Liabilities
Payable for investments purchased	$95,453
Accrued management fee	1,611
Distribution and service plan fees payable	198
Total liabilities		97,262
Net Assets		$4,894,601
Net Assets consist of:
Paid in capital		$4,349,106
Total accumulated earnings (loss)		545,495
Net Assets		$4,894,601

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($170,570 ÷ 14,326 shares)(a)		$11.91
Maximum offering price per share (100/94.25 of $11.91)		$12.64
Class M :
Net Asset Value and redemption price per share ($118,987 ÷ 10,000 shares)(a)		$11.90
Maximum offering price per share (100/96.50 of $11.90)		$12.33
Class C :
Net Asset Value and offering price per share ($133,753 ÷ 11,280 shares)(a)		$11.86
Fidelity Sustainable Target Date 2020 Fund :
Net Asset Value, offering price and redemption price per share ($3,258,457 ÷ 274,042 shares)		$11.89
Class K :
Net Asset Value, offering price and redemption price per share ($128,537 ÷ 10,775 shares)		$11.93
Class K6 :
Net Asset Value, offering price and redemption price per share ($820,228 ÷ 68,776 shares)		$11.93
Class I :
Net Asset Value, offering price and redemption price per share ($144,775 ÷ 12,144 shares)		$11.92
Class Z :
Net Asset Value, offering price and redemption price per share ($119,294 ÷ 10,000 shares)		$11.93
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$139,086
Expenses
Management fee	$17,933
Distribution and service plan fees	2,272
Independent trustees' fees and expenses	10
Total expenses		20,215
Net Investment income (loss)		118,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	33,673
Capital gain distributions from underlying funds:
Affiliated issuers	11,520
Total net realized gain (loss)		45,193
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	381,214
Total change in net unrealized appreciation (depreciation)		381,214
Net gain (loss)		426,407
Net increase (decrease) in net assets resulting from operations		$545,278
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,871	$48,719
Net realized gain (loss)	45,193	2,407
Change in net unrealized appreciation (depreciation)	381,214	30,958
Net increase (decrease) in net assets resulting from operations	545,278	82,084
Distributions to shareholders	(135,312)	(53,099)

Share transactions - net increase (decrease)	2,397,243	265,376
Total increase (decrease) in net assets	2,807,209	294,361

Net Assets
Beginning of period	2,087,392	1,793,031
End of period	$4,894,601	$2,087,392

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2020 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.26	.22
Net realized and unrealized gain (loss)	.96	.23	.71
Total from investment operations	1.24	.49	.93
Distributions from net investment income	(.25)	(.23)	(.17)
Distributions from net realized gain	(.06)	(.03)	(.01)
Total distributions	(.31)	(.27) D	(.17) D
Net asset value, end of period	$11.91	$10.98	$10.76
Total Return E,F,G	11.26%	4.58%	9.39%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68%	.68%	.70% J,K
Expenses net of fee waivers, if any	.68%	.68%	.70% J,K
Expenses net of all reductions, if any	.68%	.68%	.69% J,K
Net investment income (loss)	2.35%	2.37%	2.42% K
Supplemental Data
Net assets, end of period (000 omitted)	$171	$155	$152
Portfolio turnover rate L	31%	22%	29% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.23	.20
Net realized and unrealized gain (loss)	.96	.23	.71
Total from investment operations	1.21	.46	.91
Distributions from net investment income	(.22)	(.21)	(.14)
Distributions from net realized gain	(.06)	(.03)	(.01)
Total distributions	(.29) D	(.24)	(.15)
Net asset value, end of period	$11.90	$10.98	$10.76
Total Return E,F,G	10.96%	4.32%	9.15%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.93%	.93%	.94% J
Expenses net of fee waivers, if any	.93%	.93%	.94% J
Expenses net of all reductions, if any	.93%	.93%	.94% J
Net investment income (loss)	2.10%	2.12%	2.17% J
Supplemental Data
Net assets, end of period (000 omitted)	$119	$110	$108
Portfolio turnover rate K	31%	22%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.97	$10.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.18	.15
Net realized and unrealized gain (loss)	.95	.24	.71
Total from investment operations	1.14	.42	.86
Distributions from net investment income	(.19)	(.15)	(.11)
Distributions from net realized gain	(.06)	(.03)	(.01)
Total distributions	(.25)	(.19) D	(.12)
Net asset value, end of period	$11.86	$10.97	$10.74
Total Return E,F,G	10.37%	3.90%	8.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.43%	1.43%	1.44% J
Expenses net of fee waivers, if any	1.43%	1.43%	1.44% J
Expenses net of all reductions, if any	1.43%	1.43%	1.44% J
Net investment income (loss)	1.60%	1.62%	1.67% J
Supplemental Data
Net assets, end of period (000 omitted)	$134	$110	$107
Portfolio turnover rate K	31%	22%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.29	.24
Net realized and unrealized gain (loss)	.95	.23	.71
Total from investment operations	1.26	.52	.95
Distributions from net investment income	(.29)	(.27)	(.19)
Distributions from net realized gain	(.06)	(.03)	(.01)
Total distributions	(.35)	(.30)	(.19) D
Net asset value, end of period	$11.89	$10.98	$10.76
Total Return E,F	11.45%	4.92%	9.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43%	.43%	.45% I,J
Expenses net of fee waivers, if any	.43%	.43%	.45% I,J
Expenses net of all reductions, if any	.43%	.43%	.45% I,J
Net investment income (loss)	2.60%	2.62%	2.67% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,258	$831	$594
Portfolio turnover rate K	31%	22%	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.00	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.30	.25
Net realized and unrealized gain (loss)	.96	.23	.72
Total from investment operations	1.28	.53	.97
Distributions from net investment income	(.29)	(.27)	(.18)
Distributions from net realized gain	(.06)	(.03)	(.01)
Total distributions	(.35)	(.31) D	(.19)
Net asset value, end of period	$11.93	$11.00	$10.78
Total Return E,F	11.62%	4.94%	9.74%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.33%	.33%	.34% I
Expenses net of fee waivers, if any	.33%	.33%	.34% I
Expenses net of all reductions, if any	.33%	.33%	.34% I
Net investment income (loss)	2.70%	2.72%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$129	$115	$110
Portfolio turnover rate J	31%	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2020 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.00	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.30	.26
Net realized and unrealized gain (loss)	.96	.24	.72
Total from investment operations	1.29	.54	.98
Distributions from net investment income	(.30)	(.29)	(.19)
Distributions from net realized gain	(.06)	(.03)	(.01)
Total distributions	(.36)	(.32)	(.20)
Net asset value, end of period	$11.93	$11.00	$10.78
Total Return D,E	11.74%	5.08%	9.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.23%	.23%	.24% H
Expenses net of fee waivers, if any	.23%	.23%	.24% H
Expenses net of all reductions, if any	.23%	.23%	.24% H
Net investment income (loss)	2.80%	2.71%	2.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$820	$523	$376
Portfolio turnover rate I	31%	22%	29% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.99	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.29	.24
Net realized and unrealized gain (loss)	.96	.23	.72
Total from investment operations	1.27	.52	.96
Distributions from net investment income	(.28)	(.26)	(.18)
Distributions from net realized gain	(.06)	(.03)	(.01)
Total distributions	(.34)	(.30) D	(.19)
Net asset value, end of period	$11.92	$10.99	$10.77
Total Return E,F	11.52%	4.84%	9.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43%	.43%	.44% I
Expenses net of fee waivers, if any	.43%	.43%	.44% I
Expenses net of all reductions, if any	.43%	.43%	.44% I
Net investment income (loss)	2.60%	2.62%	2.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$145	$133	$130
Portfolio turnover rate J	31%	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.00	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.30	.25
Net realized and unrealized gain (loss)	.96	.23	.72
Total from investment operations	1.28	.53	.97
Distributions from net investment income	(.29)	(.27)	(.18)
Distributions from net realized gain	(.06)	(.03)	(.01)
Total distributions	(.35)	(.31) D	(.19)
Net asset value, end of period	$11.93	$11.00	$10.78
Total Return E,F	11.62%	4.94%	9.74%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.33%	.33%	.34% I
Expenses net of fee waivers, if any	.33%	.33%	.34% I
Expenses net of all reductions, if any	.33%	.33%	.34% I
Net investment income (loss)	2.70%	2.72%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$119	$110	$108
Portfolio turnover rate J	31%	22%	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 45.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	9,100	90,455
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	77,901	590,489
Fidelity Series International Developed Markets Bond Index Fund (a)	30,227	256,020
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,518	258,599
Fidelity Series Sustainable Investment Grade Bond Fund (a)	148,891	1,445,735
TOTAL BOND FUNDS (Cost $2,666,234)		2,641,298

Domestic Equity Funds - 28.2%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,427,578)	104,160	1,642,604

International Equity Funds - 25.9%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	32,692	487,763
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	74,018	1,019,970
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,311,579)		1,507,733

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $38,487)	3,867	38,478

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,443,878)	5,830,113
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,229)
NET ASSETS - 100.0%	5,827,884

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	91,303	785	664	(5)	(58)	90,455	9,100
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	248,425	440,637	89,292	17,372	(2,176)	(6,701)	590,489	77,901
Fidelity Series International Developed Markets Bond Index Fund	77,631	206,979	24,910	5,910	(299)	(3,381)	256,020	30,227
Fidelity Series Long-Term Treasury Bond Index Fund	148,982	266,197	152,511	9,418	(4,980)	911	258,599	48,518
Fidelity Series Sustainable Emerging Markets Fund	190,242	365,734	137,881	7,311	1,070	68,598	487,763	32,692
Fidelity Series Sustainable Investment Grade Bond Fund	533,877	1,120,916	201,767	41,387	(2,242)	(5,049)	1,445,735	148,891
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	398,915	742,221	189,048	17,706	1,197	66,685	1,019,970	74,018
Fidelity Series Sustainable U.S. Market Fund	638,563	1,115,650	230,962	31,169	1,686	117,667	1,642,604	104,160
Fidelity Series Treasury Bill Index Fund	-	184,041	145,567	1,637	13	(9)	38,478	3,867
	2,236,635	4,533,678	1,172,723	132,574	(5,736)	238,663	5,830,113

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,641,298	2,641,298	-	-

Domestic Equity Funds	1,642,604	1,642,604	-	-

International Equity Funds	1,507,733	1,507,733	-	-

Short-Term Funds	38,478	38,478	-	-
Total Investments in Securities:	5,830,113	5,830,113	-	-
Fidelity® Sustainable Target Date 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,443,878)	$5,830,113

Total Investment in Securities (cost $5,443,878)		$5,830,113
Receivable for investments sold		111,290
Receivable for fund shares sold		2,575
Total assets		5,943,978
Liabilities
Payable for investments purchased	$111,839
Payable for fund shares redeemed	2,025
Accrued management fee	1,998
Distribution and service plan fees payable	232
Total liabilities		116,094
Net Assets		$5,827,884
Net Assets consist of:
Paid in capital		$5,444,303
Total accumulated earnings (loss)		383,581
Net Assets		$5,827,884

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($272,534 ÷ 22,066 shares)(a)		$12.35
Maximum offering price per share (100/94.25 of $12.35)		$13.10
Class M :
Net Asset Value and redemption price per share ($123,465 ÷ 10,000 shares)(a)		$12.35
Maximum offering price per share (100/96.50 of $12.35)		$12.80
Class C :
Net Asset Value and offering price per share ($146,197 ÷ 11,872 shares)(a)		$12.31
Fidelity Sustainable Target Date 2025 Fund :
Net Asset Value, offering price and redemption price per share ($4,095,305 ÷ 331,594 shares)		$12.35
Class K :
Net Asset Value, offering price and redemption price per share ($131,770 ÷ 10,649 shares)		$12.37
Class K6 :
Net Asset Value, offering price and redemption price per share ($709,502 ÷ 57,350 shares)		$12.37
Class I :
Net Asset Value, offering price and redemption price per share ($225,208 ÷ 18,223 shares)		$12.36
Class Z :
Net Asset Value, offering price and redemption price per share ($123,903 ÷ 10,013 shares)		$12.37
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$116,228
Expenses
Management fee	$15,956
Distribution and service plan fees	2,621
Independent trustees' fees and expenses	8
Total expenses		18,585
Net Investment income (loss)		97,643
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,736)
Capital gain distributions from underlying funds:
Affiliated issuers	16,346
Total net realized gain (loss)		10,610
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	238,663
Total change in net unrealized appreciation (depreciation)		238,663
Net gain (loss)		249,273
Net increase (decrease) in net assets resulting from operations		$346,916
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,643	$47,416
Net realized gain (loss)	10,610	(616)
Change in net unrealized appreciation (depreciation)	238,663	35,803
Net increase (decrease) in net assets resulting from operations	346,916	82,603
Distributions to shareholders	(90,020)	(48,269)

Share transactions - net increase (decrease)	3,335,280	447,053
Total increase (decrease) in net assets	3,592,176	481,387

Net Assets
Beginning of period	2,235,708	1,754,321
End of period	$5,827,884	$2,235,708

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2025 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.17	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.24	.18
Net realized and unrealized gain (loss)	1.13	.25	.90
Total from investment operations	1.40	.49	1.08
Distributions from net investment income	(.22)	(.22)	(.17)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.22)	(.23)	(.17)
Net asset value, end of period	$12.35	$11.17	$10.91
Total Return D,E,F	12.57%	4.49%	10.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69%	.70%	.70% I
Expenses net of fee waivers, if any	.69%	.70%	.70% I
Expenses net of all reductions, if any	.69%	.70%	.70% I
Net investment income (loss)	2.24%	2.12%	1.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$273	$150	$128
Portfolio turnover rate J	29%	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$10.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.21	.16
Net realized and unrealized gain (loss)	1.14	.25	.90
Total from investment operations	1.38	.46	1.06
Distributions from net investment income	(.19)	(.19)	(.16)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.19)	(.20)	(.16)
Net asset value, end of period	$12.35	$11.16	$10.90
Total Return D,E,F	12.37%	4.23%	10.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.94%	.95%	.95% I
Expenses net of fee waivers, if any	.94%	.95%	.95% I
Expenses net of all reductions, if any	.94%	.95%	.95% I
Net investment income (loss)	1.99%	1.88%	1.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$123	$112	$109
Portfolio turnover rate J	29%	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.14	$10.89	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.15	.11
Net realized and unrealized gain (loss)	1.13	.25	.90
Total from investment operations	1.31	.40	1.01
Distributions from net investment income	(.14)	(.14)	(.12)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.14)	(.15)	(.12)
Net asset value, end of period	$12.31	$11.14	$10.89
Total Return D,E,F	11.77%	3.64%	10.17%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.44%	1.45%	1.45% I
Expenses net of fee waivers, if any	1.44%	1.45%	1.45% I
Expenses net of all reductions, if any	1.44%	1.45%	1.45% I
Net investment income (loss)	1.49%	1.37%	1.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$146	$125	$109
Portfolio turnover rate J	29%	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.27	.20
Net realized and unrealized gain (loss)	1.13	.25	.90
Total from investment operations	1.44	.52	1.10
Distributions from net investment income	(.27)	(.25)	(.18)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.27)	(.26)	(.18)
Net asset value, end of period	$12.35	$11.18	$10.92
Total Return D,E	12.84%	4.81%	11.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.44%	.45%	.45% H
Expenses net of fee waivers, if any	.44%	.45%	.45% H
Expenses net of all reductions, if any	.44%	.45%	.45% H
Net investment income (loss)	2.49%	2.37%	2.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,095	$932	$653
Portfolio turnover rate I	29%	28%	63% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.28	.21
Net realized and unrealized gain (loss)	1.13	.25	.90
Total from investment operations	1.45	.53	1.11
Distributions from net investment income	(.26)	(.25)	(.19)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.26)	(.27) D	(.19)
Net asset value, end of period	$12.37	$11.18	$10.92
Total Return E,F	12.98%	4.85%	11.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.34%	.35%	.35% I
Expenses net of fee waivers, if any	.34%	.35%	.35% I
Expenses net of all reductions, if any	.34%	.35%	.35% I
Net investment income (loss)	2.59%	2.47%	2.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$132	$117	$111
Portfolio turnover rate J	29%	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2025 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.28	.22
Net realized and unrealized gain (loss)	1.13	.26	.90
Total from investment operations	1.46	.54	1.12
Distributions from net investment income	(.27)	(.27)	(.20)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.27)	(.28)	(.20)
Net asset value, end of period	$12.37	$11.18	$10.92
Total Return D,E	13.10%	4.99%	11.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.24%	.25%	.25% H
Expenses net of fee waivers, if any	.24%	.25%	.25% H
Expenses net of all reductions, if any	.24%	.25%	.25% H
Net investment income (loss)	2.69%	2.53%	2.44% H
Supplemental Data
Net assets, end of period (000 omitted)	$710	$487	$317
Portfolio turnover rate I	29%	28%	63% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.17	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.27	.20
Net realized and unrealized gain (loss)	1.14	.24	.91
Total from investment operations	1.44	.51	1.11
Distributions from net investment income	(.25)	(.25)	(.19)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.25)	(.26)	(.19)
Net asset value, end of period	$12.36	$11.17	$10.92
Total Return D,E	12.89%	4.73%	11.13%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.44%	.45%	.45% H
Expenses net of fee waivers, if any	.44%	.45%	.45% H
Expenses net of all reductions, if any	.44%	.45%	.45% H
Net investment income (loss)	2.49%	2.37%	2.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$225	$202	$109
Portfolio turnover rate I	29%	28%	63% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.28	.21
Net realized and unrealized gain (loss)	1.13	.25	.90
Total from investment operations	1.45	.53	1.11
Distributions from net investment income	(.26)	(.25)	(.19)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.26)	(.27) D	(.19)
Net asset value, end of period	$12.37	$11.18	$10.92
Total Return E,F	12.98%	4.85%	11.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.34%	.35%	.35% I
Expenses net of fee waivers, if any	.34%	.35%	.35% I
Expenses net of all reductions, if any	.34%	.35%	.35% I
Net investment income (loss)	2.59%	2.48%	2.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$124	$112	$109
Portfolio turnover rate J	29%	28%	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 39.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	5,562	55,283
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	138,048	1,046,403
Fidelity Series International Developed Markets Bond Index Fund (a)	70,390	596,203
Fidelity Series Long-Term Treasury Bond Index Fund (a)	128,716	686,057
Fidelity Series Sustainable Investment Grade Bond Fund (a)	307,984	2,990,524
TOTAL BOND FUNDS (Cost $5,404,750)		5,374,470

Domestic Equity Funds - 32.0%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $3,811,757)	279,438	4,406,740

International Equity Funds - 28.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	84,550	1,261,486
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	192,381	2,651,014
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,337,863)		3,912,500

Short-Term Funds - 0.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $62,232)	6,255	62,232

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,616,602)	13,755,942
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,609)
NET ASSETS - 100.0%	13,750,333

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	58,914	3,563	397	(54)	(14)	55,283	5,562
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	478,325	803,832	215,902	32,701	(2,836)	(16,463)	1,046,403	138,048
Fidelity Series International Developed Markets Bond Index Fund	238,661	493,536	125,614	15,985	(1,948)	(8,432)	596,203	70,390
Fidelity Series Long-Term Treasury Bond Index Fund	491,470	663,240	451,506	27,863	(11,238)	(5,909)	686,057	128,716
Fidelity Series Sustainable Emerging Markets Fund	642,641	929,724	521,536	21,451	1,896	208,761	1,261,486	84,550
Fidelity Series Sustainable Investment Grade Bond Fund	1,461,850	2,333,107	786,843	96,116	(5,711)	(11,879)	2,990,524	307,984
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,363,989	1,916,361	862,734	52,513	3,253	230,145	2,651,014	192,381
Fidelity Series Sustainable U.S. Market Fund	2,253,736	2,928,308	1,229,591	89,123	9,155	445,132	4,406,740	279,438
Fidelity Series Treasury Bill Index Fund	-	469,137	406,979	4,297	74	-	62,232	6,255
	6,930,672	10,596,159	4,604,268	340,446	(7,409)	841,341	13,755,942

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,374,470	5,374,470	-	-

Domestic Equity Funds	4,406,740	4,406,740	-	-

International Equity Funds	3,912,500	3,912,500	-	-

Short-Term Funds	62,232	62,232	-	-
Total Investments in Securities:	13,755,942	13,755,942	-	-
Fidelity® Sustainable Target Date 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,616,602)	$13,755,942

Total Investment in Securities (cost $12,616,602)		$13,755,942
Receivable for investments sold		215,467
Receivable for fund shares sold		66,080
Total assets		14,037,489
Liabilities
Payable for investments purchased	$281,388
Payable for fund shares redeemed	173
Accrued management fee	4,862
Distribution and service plan fees payable	733
Total liabilities		287,156
Net Assets		$13,750,333
Net Assets consist of:
Paid in capital		$12,602,581
Total accumulated earnings (loss)		1,147,752
Net Assets		$13,750,333

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($985,054 ÷ 77,504 shares)(a)		$12.71
Maximum offering price per share (100/94.25 of $12.71)		$13.49
Class M :
Net Asset Value and redemption price per share ($693,233 ÷ 54,685 shares)(a)		$12.68
Maximum offering price per share (100/96.50 of $12.68)		$13.14
Class C :
Net Asset Value and offering price per share ($254,360 ÷ 20,080 shares)(a)		$12.67
Fidelity Sustainable Target Date 2030 Fund :
Net Asset Value, offering price and redemption price per share ($8,623,502 ÷ 678,363 shares)		$12.71
Class K :
Net Asset Value, offering price and redemption price per share ($135,101 ÷ 10,591 shares)		$12.76
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,534,959 ÷ 198,849 shares)		$12.75
Class I :
Net Asset Value, offering price and redemption price per share ($346,074 ÷ 27,175 shares)		$12.74
Class Z :
Net Asset Value, offering price and redemption price per share ($178,050 ÷ 13,964 shares)		$12.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$295,830
Expenses
Management fee	$44,190
Distribution and service plan fees	8,628
Independent trustees' fees and expenses	23
Total expenses		52,841
Net Investment income (loss)		242,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,409)
Capital gain distributions from underlying funds:
Affiliated issuers	44,616
Total net realized gain (loss)		37,207
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	841,341
Total change in net unrealized appreciation (depreciation)		841,341
Net gain (loss)		878,548
Net increase (decrease) in net assets resulting from operations		$1,121,537
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$242,989	$115,766
Net realized gain (loss)	37,207	(11,615)
Change in net unrealized appreciation (depreciation)	841,341	50,463
Net increase (decrease) in net assets resulting from operations	1,121,537	154,614
Distributions to shareholders	(245,157)	(117,823)

Share transactions - net increase (decrease)	5,946,460	3,437,885
Total increase (decrease) in net assets	6,822,840	3,474,676

Net Assets
Beginning of period	6,927,493	3,452,817
End of period	$13,750,333	$6,927,493

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2030 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$11.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.24	.19
Net realized and unrealized gain (loss)	1.31	.25	1.05
Total from investment operations	1.57	.49	1.24
Distributions from net investment income	(.21)	(.20)	(.14)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.23)	(.22)	(.14)
Net asset value, end of period	$12.71	$11.37	$11.10
Total Return D,E,F	13.84%	4.43%	12.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71%	.71%	.72% I,J
Expenses net of fee waivers, if any	.71%	.71%	.72% I,J
Expenses net of all reductions, if any	.71%	.71%	.72% I,J
Net investment income (loss)	2.07%	2.10%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$985	$1,055	$533
Portfolio turnover rate K	43%	31%	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.35	$11.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.21	.16
Net realized and unrealized gain (loss)	1.31	.25	1.06
Total from investment operations	1.54	.46	1.22
Distributions from net investment income	(.19)	(.19)	(.12)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.21)	(.21)	(.12)
Net asset value, end of period	$12.68	$11.35	$11.10
Total Return D,E,F	13.60%	4.19%	12.21%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.96%	.97% I	.96% J
Expenses net of fee waivers, if any	.96%	.97% I	.96% J
Expenses net of all reductions, if any	.96%	.97% I	.96% J
Net investment income (loss)	1.82%	1.85%	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$693	$612	$121
Portfolio turnover rate K	43%	31%	62% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$11.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.16	.12
Net realized and unrealized gain (loss)	1.31	.25	1.05
Total from investment operations	1.48	.41	1.17
Distributions from net investment income	(.16)	(.11)	(.09)
Distributions from net realized gain	(.02)	(.01)	-
Total distributions	(.18)	(.12)	(.09)
Net asset value, end of period	$12.67	$11.37	$11.08
Total Return D,E,F	13.04%	3.69%	11.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.46%	1.46%	1.46% I
Expenses net of fee waivers, if any	1.46%	1.46%	1.46% I
Expenses net of all reductions, if any	1.46%	1.46%	1.46% I
Net investment income (loss)	1.32%	1.36%	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$254	$119	$115
Portfolio turnover rate J	43%	31%	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$11.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.27	.21
Net realized and unrealized gain (loss)	1.31	.25	1.06
Total from investment operations	1.60	.52	1.27
Distributions from net investment income	(.26)	(.22)	(.16)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.28)	(.24)	(.16)
Net asset value, end of period	$12.71	$11.39	$11.11
Total Return D,E	14.09%	4.70%	12.75%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46%	.46%	.47% H,I
Expenses net of fee waivers, if any	.46%	.46%	.47% H,I
Expenses net of all reductions, if any	.46%	.46%	.47% H,I
Net investment income (loss)	2.32%	2.36%	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,624	$3,952	$1,769
Portfolio turnover rate J	43%	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.28	.22
Net realized and unrealized gain (loss)	1.33	.26	1.05
Total from investment operations	1.63	.54	1.27
Distributions from net investment income	(.26)	(.22)	(.15)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.29) D	(.24)	(.15)
Net asset value, end of period	$12.76	$11.42	$11.12
Total Return E,F	14.25%	4.85%	12.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.36%	.36%	.36% I
Expenses net of all reductions, if any	.36%	.36%	.36% I
Net investment income (loss)	2.42%	2.46%	2.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$135	$118	$113
Portfolio turnover rate J	43%	31%	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2030 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.27	.23
Net realized and unrealized gain (loss)	1.31	.29	1.05
Total from investment operations	1.63	.56	1.28
Distributions from net investment income	(.28)	(.24)	(.16)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.30)	(.26)	(.16)
Net asset value, end of period	$12.75	$11.42	$11.12
Total Return D,E	14.31%	5.02%	12.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26%	.26%	.26% H
Expenses net of fee waivers, if any	.26%	.26%	.26% H
Expenses net of all reductions, if any	.26%	.26%	.26% H
Net investment income (loss)	2.52%	2.32%	2.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,535	$691	$443
Portfolio turnover rate I	43%	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$11.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.27	.21
Net realized and unrealized gain (loss)	1.33	.26	1.05
Total from investment operations	1.62	.53	1.26
Distributions from net investment income	(.26)	(.21)	(.15)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.29) D	(.23)	(.15)
Net asset value, end of period	$12.74	$11.41	$11.11
Total Return E,F	14.18%	4.76%	12.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.46%	.46%	.46% I
Expenses net of all reductions, if any	.46%	.46%	.46% I
Net investment income (loss)	2.32%	2.36%	2.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$346	$253	$136
Portfolio turnover rate J	43%	31%	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.28	.22
Net realized and unrealized gain (loss)	1.32	.26	1.05
Total from investment operations	1.62	.54	1.27
Distributions from net investment income	(.27)	(.22)	(.15)
Distributions from net realized gain	(.02)	(.02)	-
Total distributions	(.29)	(.24)	(.15)
Net asset value, end of period	$12.75	$11.42	$11.12
Total Return D,E	14.22%	4.85%	12.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36%	.36%	.36% H
Expenses net of fee waivers, if any	.36%	.36%	.36% H
Expenses net of all reductions, if any	.36%	.36%	.36% H
Net investment income (loss)	2.42%	2.46%	2.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$178	$127	$111
Portfolio turnover rate I	43%	31%	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 31.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	59,839	453,580
Fidelity Series International Developed Markets Bond Index Fund (a)	58,784	497,898
Fidelity Series Long-Term Treasury Bond Index Fund (a)	121,691	648,612
Fidelity Series Sustainable Investment Grade Bond Fund (a)	221,823	2,153,900
TOTAL BOND FUNDS (Cost $3,776,950)		3,753,990

Domestic Equity Funds - 36.8%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $3,837,745)	281,730	4,442,882

International Equity Funds - 31.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	82,098	1,224,895
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	187,777	2,587,561
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,244,873)		3,812,456

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $54,445)	5,472	54,443

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,914,013)	12,063,771
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,472)
NET ASSETS - 100.0%	12,059,299

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	144,351	353,807	37,981	11,653	(502)	(5,924)	453,580	59,839
Fidelity Series International Developed Markets Bond Index Fund	158,555	394,103	47,387	12,090	(799)	(6,574)	497,898	58,784
Fidelity Series Long-Term Treasury Bond Index Fund	401,713	568,873	309,838	25,194	(4,154)	(7,982)	648,612	121,691
Fidelity Series Sustainable Emerging Markets Fund	552,618	774,618	313,120	19,742	(533)	211,312	1,224,895	82,098
Fidelity Series Sustainable Investment Grade Bond Fund	859,503	1,621,304	315,892	64,970	(2,803)	(8,212)	2,153,900	221,823
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,191,795	1,602,961	435,790	48,913	579	228,016	2,587,561	187,777
Fidelity Series Sustainable U.S. Market Fund	2,037,011	2,530,289	561,497	87,224	8,009	429,070	4,442,882	281,730
Fidelity Series Treasury Bill Index Fund	-	390,442	336,052	3,651	55	(2)	54,443	5,472
	5,345,546	8,236,397	2,357,557	273,437	(148)	839,704	12,063,771

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,753,990	3,753,990	-	-

Domestic Equity Funds	4,442,882	4,442,882	-	-

International Equity Funds	3,812,456	3,812,456	-	-

Short-Term Funds	54,443	54,443	-	-
Total Investments in Securities:	12,063,771	12,063,771	-	-
Fidelity® Sustainable Target Date 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,914,013)	$12,063,771

Total Investment in Securities (cost $10,914,013)		$12,063,771
Receivable for investments sold		185,838
Receivable for fund shares sold		33,756
Total assets		12,283,365
Liabilities
Payable for investments purchased	$177,022
Payable for fund shares redeemed	42,575
Accrued management fee	4,130
Distribution and service plan fees payable	339
Total liabilities		224,066
Net Assets		$12,059,299
Net Assets consist of:
Paid in capital		$10,881,259
Total accumulated earnings (loss)		1,178,040
Net Assets		$12,059,299

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($461,359 ÷ 34,689 shares)(a)		$13.30
Maximum offering price per share (100/94.25 of $13.30)		$14.11
Class M :
Net Asset Value and redemption price per share ($169,818 ÷ 12,763 shares)(a)		$13.31
Maximum offering price per share (100/96.50 of $13.31)		$13.79
Class C :
Net Asset Value and offering price per share ($202,282 ÷ 15,269 shares)(a)		$13.25
Fidelity Sustainable Target Date 2035 Fund :
Net Asset Value, offering price and redemption price per share ($7,201,073 ÷ 541,547 shares)		$13.30
Class K :
Net Asset Value, offering price and redemption price per share ($140,639 ÷ 10,542 shares)		$13.34
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,275,809 ÷ 245,646 shares)		$13.34
Class I :
Net Asset Value, offering price and redemption price per share ($250,238 ÷ 18,739 shares)		$13.35
Class Z :
Net Asset Value, offering price and redemption price per share ($358,081 ÷ 26,864 shares)		$13.33
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$228,631
Expenses
Management fee	$36,454
Distribution and service plan fees	3,504
Independent trustees' fees and expenses	20
Total expenses		39,978
Net Investment income (loss)		188,653
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(148)
Capital gain distributions from underlying funds:
Affiliated issuers	44,806
Total net realized gain (loss)		44,658
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	839,704
Total change in net unrealized appreciation (depreciation)		839,704
Net gain (loss)		884,362
Net increase (decrease) in net assets resulting from operations		$1,073,015
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$188,653	$84,836
Net realized gain (loss)	44,658	(13,214)
Change in net unrealized appreciation (depreciation)	839,704	87,372
Net increase (decrease) in net assets resulting from operations	1,073,015	158,994
Distributions to shareholders	(189,819)	(89,945)

Share transactions - net increase (decrease)	5,832,720	1,804,691
Total increase (decrease) in net assets	6,715,916	1,873,740

Net Assets
Beginning of period	5,343,383	3,469,643
End of period	$12,059,299	$5,343,383

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2035 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$11.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.20	.14
Net realized and unrealized gain (loss)	1.58	.32	1.38
Total from investment operations	1.81	.52	1.52
Distributions from net investment income	(.20)	(.18)	(.12)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.22) D	(.20) D	(.13)
Net asset value, end of period	$13.30	$11.71	$11.39
Total Return E,F,G	15.50%	4.61%	15.23%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.72%	.72%	.73% J,K
Expenses net of fee waivers, if any	.72%	.72%	.73% J,K
Expenses net of all reductions, if any	.72%	.72%	.73% J,K
Net investment income (loss)	1.79%	1.67%	1.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$461	$235	$175
Portfolio turnover rate L	26%	39%	34% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$11.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.17	.12
Net realized and unrealized gain (loss)	1.59	.32	1.37
Total from investment operations	1.79	.49	1.49
Distributions from net investment income	(.16)	(.14)	(.10)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.19)	(.16)	(.11)
Net asset value, end of period	$13.31	$11.71	$11.38
Total Return D,E,F	15.30%	4.33%	14.94%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97%	.97%	.97% I
Expenses net of fee waivers, if any	.97%	.97%	.97% I
Expenses net of all reductions, if any	.97%	.97%	.97% I
Net investment income (loss)	1.54%	1.43%	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$170	$147	$114
Portfolio turnover rate J	26%	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.68	$11.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.11	.07
Net realized and unrealized gain (loss)	1.57	.32	1.38
Total from investment operations	1.71	.43	1.45
Distributions from net investment income	(.12)	(.10)	(.07)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.14) D	(.12)	(.08)
Net asset value, end of period	$13.25	$11.68	$11.37
Total Return E,F,G	14.68%	3.77%	14.51%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.47%	1.47%	1.47% J
Expenses net of fee waivers, if any	1.47%	1.47%	1.47% J
Expenses net of all reductions, if any	1.47%	1.47%	1.47% J
Net investment income (loss)	1.04%	.92%	.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$202	$158	$114
Portfolio turnover rate K	26%	39%	34% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$11.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.23	.17
Net realized and unrealized gain (loss)	1.58	.33	1.37
Total from investment operations	1.85	.56	1.54
Distributions from net investment income	(.23)	(.21)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.26)	(.24)	(.15) D
Net asset value, end of period	$13.30	$11.71	$11.39
Total Return E,F	15.81%	4.89%	15.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47%	.47%	.48% I,J
Expenses net of fee waivers, if any	.47%	.47%	.48% I,J
Expenses net of all reductions, if any	.47%	.47%	.47% I,J
Net investment income (loss)	2.04%	1.92%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,201	$2,757	$1,177
Portfolio turnover rate K	26%	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.24	.18
Net realized and unrealized gain (loss)	1.59	.32	1.37
Total from investment operations	1.87	.56	1.55
Distributions from net investment income	(.23)	(.21)	(.14)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.26)	(.23) D	(.15)
Net asset value, end of period	$13.34	$11.73	$11.40
Total Return E,F	15.95%	4.95%	15.56%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37%	.37%	.37% I
Expenses net of fee waivers, if any	.37%	.37%	.37% I
Expenses net of all reductions, if any	.37%	.37%	.37% I
Net investment income (loss)	2.14%	2.03%	1.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$141	$121	$116
Portfolio turnover rate J	26%	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2035 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$11.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.25	.19
Net realized and unrealized gain (loss)	1.59	.32	1.38
Total from investment operations	1.88	.57	1.57
Distributions from net investment income	(.24)	(.23)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.27)	(.25) D	(.16)
Net asset value, end of period	$13.34	$11.73	$11.41
Total Return E,F	16.07%	5.03%	15.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.27%	.27%	.28% I,J
Expenses net of fee waivers, if any	.27%	.27%	.28% I,J
Expenses net of all reductions, if any	.27%	.27%	.28% I,J
Net investment income (loss)	2.24%	2.08%	1.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,276	$1,657	$1,292
Portfolio turnover rate K	26%	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.23	.17
Net realized and unrealized gain (loss)	1.59	.32	1.37
Total from investment operations	1.86	.55	1.54
Distributions from net investment income	(.22)	(.18)	(.14)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.25)	(.21)	(.14) D
Net asset value, end of period	$13.35	$11.74	$11.40
Total Return E,F	15.83%	4.79%	15.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47%	.47%	.48% I,J
Expenses net of fee waivers, if any	.47%	.47%	.48% I,J
Expenses net of all reductions, if any	.47%	.47%	.48% I,J
Net investment income (loss)	2.05%	1.93%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$250	$117	$254
Portfolio turnover rate K	26%	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.24	.18
Net realized and unrealized gain (loss)	1.59	.32	1.37
Total from investment operations	1.87	.56	1.55
Distributions from net investment income	(.24)	(.21)	(.14)
Distributions from net realized gain	(.03)	(.03)	(.01)
Total distributions	(.27)	(.23) D	(.15)
Net asset value, end of period	$13.33	$11.73	$11.40
Total Return E,F	15.97%	4.95%	15.56%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37%	.37%	.37% I
Expenses net of fee waivers, if any	.37%	.37%	.37% I
Expenses net of all reductions, if any	.37%	.37%	.37% I
Net investment income (loss)	2.14%	2.03%	1.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$358	$151	$114
Portfolio turnover rate J	26%	39%	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 16.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	30,701	232,712
Fidelity Series International Developed Markets Bond Index Fund (a)	47,660	403,677
Fidelity Series Long-Term Treasury Bond Index Fund (a)	187,149	997,505
Fidelity Series Sustainable Investment Grade Bond Fund (a)	121,108	1,175,959
TOTAL BOND FUNDS (Cost $2,832,115)		2,809,853

Domestic Equity Funds - 45.6%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $6,736,860)	493,239	7,778,374

International Equity Funds - 37.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	137,093	2,045,431
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	315,005	4,340,768
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,419,977)		6,386,199

Short-Term Funds - 0.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $73,286)	7,365	73,283

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,062,238)	17,047,709
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,637)
NET ASSETS - 100.0%	17,041,072

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	107,659	165,067	36,384	7,741	(575)	(2,928)	232,712	30,701
Fidelity Series International Developed Markets Bond Index Fund	70,044	386,704	47,580	7,695	(576)	(4,915)	403,677	47,660
Fidelity Series Long-Term Treasury Bond Index Fund	592,268	861,634	437,284	38,133	(7,506)	(11,607)	997,505	187,149
Fidelity Series Sustainable Emerging Markets Fund	934,663	1,256,178	512,593	35,479	(3,884)	371,067	2,045,431	137,093
Fidelity Series Sustainable Investment Grade Bond Fund	351,973	1,148,383	313,286	28,144	(2,601)	(8,510)	1,175,959	121,108
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	2,052,891	2,629,438	740,704	89,246	(334)	399,477	4,340,768	315,005
Fidelity Series Sustainable U.S. Market Fund	3,645,673	4,396,693	1,072,773	158,374	(7,582)	816,363	7,778,374	493,239
Fidelity Series Treasury Bill Index Fund	-	578,515	505,329	5,278	99	(2)	73,283	7,365
	7,755,171	11,422,612	3,665,933	370,090	(22,959)	1,558,945	17,047,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,809,853	2,809,853	-	-

Domestic Equity Funds	7,778,374	7,778,374	-	-

International Equity Funds	6,386,199	6,386,199	-	-

Short-Term Funds	73,283	73,283	-	-
Total Investments in Securities:	17,047,709	17,047,709	-	-
Fidelity® Sustainable Target Date 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $15,062,238)	$17,047,709

Total Investment in Securities (cost $15,062,238)		$17,047,709
Receivable for investments sold		227,519
Receivable for fund shares sold		16,396
Total assets		17,291,624
Liabilities
Payable for investments purchased	$213,586
Payable for fund shares redeemed	30,331
Accrued management fee	6,169
Distribution and service plan fees payable	466
Total liabilities		250,552
Net Assets		$17,041,072
Net Assets consist of:
Paid in capital		$15,019,001
Total accumulated earnings (loss)		2,022,071
Net Assets		$17,041,072

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($439,224 ÷ 31,122 shares)(a)		$14.11
Maximum offering price per share (100/94.25 of $14.11)		$14.97
Class M :
Net Asset Value and redemption price per share ($405,781 ÷ 28,808 shares)(a)		$14.09
Maximum offering price per share (100/96.50 of $14.09)		$14.60
Class C :
Net Asset Value and offering price per share ($241,526 ÷ 17,208 shares)(a)		$14.04
Fidelity Sustainable Target Date 2040 Fund :
Net Asset Value, offering price and redemption price per share ($11,601,550 ÷ 821,238 shares)		$14.13
Class K :
Net Asset Value, offering price and redemption price per share ($148,040 ÷ 10,437 shares)		$14.18
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,876,340 ÷ 273,397 shares)		$14.18
Class I :
Net Asset Value, offering price and redemption price per share ($179,110 ÷ 12,635 shares)		$14.18
Class Z :
Net Asset Value, offering price and redemption price per share ($149,501 ÷ 10,541 shares)		$14.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$290,863
Expenses
Management fee	$57,343
Distribution and service plan fees	4,819
Independent trustees' fees and expenses	29
Total expenses		62,191
Net Investment income (loss)		228,672
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(22,959)
Capital gain distributions from underlying funds:
Affiliated issuers	79,227
Total net realized gain (loss)		56,268
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,558,945
Total change in net unrealized appreciation (depreciation)		1,558,945
Net gain (loss)		1,615,213
Net increase (decrease) in net assets resulting from operations		$1,843,885
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$228,672	$88,320
Net realized gain (loss)	56,268	2,606
Change in net unrealized appreciation (depreciation)	1,558,945	103,172
Net increase (decrease) in net assets resulting from operations	1,843,885	194,098
Distributions to shareholders	(238,366)	(98,719)

Share transactions - net increase (decrease)	7,683,521	4,154,252
Total increase (decrease) in net assets	9,289,040	4,249,631

Net Assets
Beginning of period	7,752,032	3,502,401
End of period	$17,041,072	$7,752,032

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2040 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$11.72	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.16	.11
Net realized and unrealized gain (loss)	2.02	.38	1.72
Total from investment operations	2.22	.54	1.83
Distributions from net investment income	(.17)	(.15)	(.10)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.20)	(.17)	(.11)
Net asset value, end of period	$14.11	$12.09	$11.72
Total Return D,E,F	18.38%	4.61%	18.32%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73%	.73%	.74% I,J
Expenses net of fee waivers, if any	.73%	.73%	.74% I,J
Expenses net of all reductions, if any	.73%	.73%	.74% I,J
Net investment income (loss)	1.45%	1.34%	1.19% I
Supplemental Data
Net assets, end of period (000 omitted)	$439	$360	$306
Portfolio turnover rate K	27%	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.10	$11.73	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.13	.09
Net realized and unrealized gain (loss)	2.02	.39	1.71
Total from investment operations	2.19	.52	1.80
Distributions from net investment income	(.17)	(.13)	(.07)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.20)	(.15)	(.07) D
Net asset value, end of period	$14.09	$12.10	$11.73
Total Return E,F,G	18.09%	4.39%	18.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.98%	.98%	.98% J
Expenses net of fee waivers, if any	.98%	.98%	.98% J
Expenses net of all reductions, if any	.98%	.98%	.98% J
Net investment income (loss)	1.20%	1.09%	.94% J
Supplemental Data
Net assets, end of period (000 omitted)	$406	$149	$129
Portfolio turnover rate K	27%	26%	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.06	$11.71	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.07	.04
Net realized and unrealized gain (loss)	2.02	.38	1.71
Total from investment operations	2.12	.45	1.75
Distributions from net investment income	(.11)	(.08)	(.03)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.14)	(.10)	(.04)
Net asset value, end of period	$14.04	$12.06	$11.71
Total Return D,E,F	17.58%	3.81%	17.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.48%	1.48%	1.48% I
Expenses net of fee waivers, if any	1.48%	1.48%	1.48% I
Expenses net of all reductions, if any	1.48%	1.48%	1.48% I
Net investment income (loss)	.70%	.59%	.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$242	$122	$117
Portfolio turnover rate J	27%	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.10	$11.73	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.19	.14
Net realized and unrealized gain (loss)	2.02	.38	1.71
Total from investment operations	2.26	.57	1.85
Distributions from net investment income	(.20)	(.18)	(.12)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.23)	(.20)	(.12) D
Net asset value, end of period	$14.13	$12.10	$11.73
Total Return E,F	18.70%	4.88%	18.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48%	.48%	.49% I,J
Expenses net of fee waivers, if any	.48%	.48%	.49% I,J
Expenses net of all reductions, if any	.48%	.48%	.49% I,J
Net investment income (loss)	1.70%	1.59%	1.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,602	$5,521	$1,854
Portfolio turnover rate K	27%	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.14	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.21	.15
Net realized and unrealized gain (loss)	2.02	.38	1.71
Total from investment operations	2.27	.59	1.86
Distributions from net investment income	(.20)	(.18)	(.11)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.23)	(.20)	(.11) D
Net asset value, end of period	$14.18	$12.14	$11.75
Total Return E,F	18.72%	5.03%	18.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38%	.38%	.38% I
Expenses net of fee waivers, if any	.38%	.38%	.38% I
Expenses net of all reductions, if any	.38%	.38%	.38% I
Net investment income (loss)	1.80%	1.69%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$148	$125	$119
Portfolio turnover rate J	27%	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2040 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.20	.16
Net realized and unrealized gain (loss)	2.04	.40	1.71
Total from investment operations	2.30	.60	1.87
Distributions from net investment income	(.22)	(.20)	(.11)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.25)	(.22)	(.12)
Net asset value, end of period	$14.18	$12.13	$11.75
Total Return D,E	18.96%	5.10%	18.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28%	.28%	.28% H
Expenses net of all reductions, if any	.28%	.28%	.28% H
Net investment income (loss)	1.90%	1.63%	1.64% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,876	$1,209	$608
Portfolio turnover rate I	27%	26%	31% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.20	.14
Net realized and unrealized gain (loss)	2.04	.37	1.72
Total from investment operations	2.27	.57	1.86
Distributions from net investment income	(.19)	(.17)	(.10)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.22)	(.19)	(.11)
Net asset value, end of period	$14.18	$12.13	$11.75
Total Return D,E	18.74%	4.84%	18.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48%	.48%	.48% H
Expenses net of all reductions, if any	.48%	.48%	.48% H
Net investment income (loss)	1.70%	1.59%	1.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$179	$143	$134
Portfolio turnover rate I	27%	26%	31% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.14	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.21	.15
Net realized and unrealized gain (loss)	2.02	.38	1.71
Total from investment operations	2.27	.59	1.86
Distributions from net investment income	(.21)	(.18)	(.11)
Distributions from net realized gain	(.03)	(.02)	(.01)
Total distributions	(.23) D	(.20)	(.11) D
Net asset value, end of period	$14.18	$12.14	$11.75
Total Return E,F	18.74%	5.03%	18.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38%	.38%	.38% I
Expenses net of fee waivers, if any	.38%	.38%	.38% I
Expenses net of all reductions, if any	.38%	.38%	.38% I
Net investment income (loss)	1.80%	1.69%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$150	$123	$117
Portfolio turnover rate J	27%	26%	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	16,740	126,888
Fidelity Series International Developed Markets Bond Index Fund (a)	4,785	40,529
Fidelity Series Long-Term Treasury Bond Index Fund (a)	152,276	811,632
Fidelity Series Sustainable Investment Grade Bond Fund (a)	6,199	60,192
TOTAL BOND FUNDS (Cost $1,057,980)		1,039,241

Domestic Equity Funds - 51.6%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $6,392,036)	468,906	7,394,650

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	127,002	1,894,872
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	291,037	4,010,484
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,020,916)		5,905,356

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,470,932)	14,339,247
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,726)
NET ASSETS - 100.0%	14,333,521

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	724	138,187	11,604	50	(133)	(286)	126,888	16,740
Fidelity Series International Developed Markets Bond Index Fund	-	64,548	23,096	531	(624)	(299)	40,529	4,785
Fidelity Series Long-Term Treasury Bond Index Fund	497,321	576,819	245,478	27,587	(4,702)	(12,328)	811,632	152,276
Fidelity Series Sustainable Emerging Markets Fund	916,707	1,061,433	430,719	31,682	(2,392)	349,843	1,894,872	127,002
Fidelity Series Sustainable Investment Grade Bond Fund	2,884	240,907	182,482	1,988	(387)	(730)	60,192	6,199
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	2,046,922	2,237,095	658,343	80,278	2,302	382,508	4,010,484	291,037
Fidelity Series Sustainable U.S. Market Fund	3,678,379	3,968,373	1,062,613	147,441	9,205	801,306	7,394,650	468,906
Fidelity Series Treasury Bill Index Fund	-	455,282	455,408	3,782	126	-	-	-
	7,142,937	8,742,644	3,069,743	293,339	3,395	1,520,014	14,339,247

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,039,241	1,039,241	-	-

Domestic Equity Funds	7,394,650	7,394,650	-	-

International Equity Funds	5,905,356	5,905,356	-	-
Total Investments in Securities:	14,339,247	14,339,247	-	-
Fidelity® Sustainable Target Date 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,470,932)	$14,339,247

Total Investment in Securities (cost $12,470,932)		$14,339,247
Receivable for investments sold		161,712
Receivable for fund shares sold		25,713
Total assets		14,526,672
Liabilities
Payable for investments purchased	$187,375
Payable for fund shares redeemed	50
Accrued management fee	5,350
Distribution and service plan fees payable	376
Total liabilities		193,151
Net Assets		$14,333,521
Net Assets consist of:
Paid in capital		$12,419,606
Total accumulated earnings (loss)		1,913,915
Net Assets		$14,333,521

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($678,616 ÷ 47,096 shares)(a)		$14.41
Maximum offering price per share (100/94.25 of $14.41)		$15.29
Class M :
Net Asset Value and redemption price per share ($175,025 ÷ 12,144 shares)(a)		$14.41
Maximum offering price per share (100/96.50 of $14.41)		$14.93
Class C :
Net Asset Value and offering price per share ($194,117 ÷ 13,537 shares)(a)		$14.34
Fidelity Sustainable Target Date 2045 Fund :
Net Asset Value, offering price and redemption price per share ($10,134,547 ÷ 701,812 shares)		$14.44
Class K :
Net Asset Value, offering price and redemption price per share ($151,047 ÷ 10,422 shares)		$14.49
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,651,283 ÷ 182,959 shares)		$14.49
Class I :
Net Asset Value, offering price and redemption price per share ($203,959 ÷ 14,087 shares)		$14.48
Class Z :
Net Asset Value, offering price and redemption price per share ($144,927 ÷ 10,000 shares)		$14.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$218,322
Expenses
Management fee	$51,534
Distribution and service plan fees	3,836
Independent trustees' fees and expenses	25
Total expenses		55,395
Net Investment income (loss)		162,927
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,395
Capital gain distributions from underlying funds:
Affiliated issuers	75,017
Total net realized gain (loss)		78,412
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,520,014
Total change in net unrealized appreciation (depreciation)		1,520,014
Net gain (loss)		1,598,426
Net increase (decrease) in net assets resulting from operations		$1,761,353
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$162,927	$81,417
Net realized gain (loss)	78,412	4,758
Change in net unrealized appreciation (depreciation)	1,520,014	43,074
Net increase (decrease) in net assets resulting from operations	1,761,353	129,249
Distributions to shareholders	(181,991)	(92,814)

Share transactions - net increase (decrease)	5,614,119	4,106,394
Total increase (decrease) in net assets	7,193,481	4,142,829

Net Assets
Beginning of period	7,140,040	2,997,211
End of period	$14,333,521	$7,140,040

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2045 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.17	.10
Net realized and unrealized gain (loss)	2.26	.37	1.83
Total from investment operations	2.42	.54	1.93
Distributions from net investment income	(.17)	(.16)	(.10)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.21) D	(.17) D	(.10)
Net asset value, end of period	$14.41	$12.20	$11.83
Total Return E,F,G	19.82%	4.56%	19.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74%	.74%	.74% J
Expenses net of fee waivers, if any	.74%	.74%	.74% J
Expenses net of all reductions, if any	.74%	.74%	.74% J
Net investment income (loss)	1.15%	1.41%	1.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$679	$301	$124
Portfolio turnover rate K	27%	25%	58% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the sales charges.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.14	.08
Net realized and unrealized gain (loss)	2.25	.37	1.82
Total from investment operations	2.38	.51	1.90
Distributions from net investment income	(.14)	(.11)	(.08)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.17)	(.13)	(.08)
Net asset value, end of period	$14.41	$12.20	$11.82
Total Return D,E,F	19.52%	4.29%	19.07%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99%	.99%	.99% I
Expenses net of fee waivers, if any	.99%	.99%	.99% I
Expenses net of all reductions, if any	.99%	.99%	.99% I
Net investment income (loss)	.90%	1.16%	.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$175	$135	$119
Portfolio turnover rate J	27%	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.17	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.08	.03
Net realized and unrealized gain (loss)	2.23	.38	1.82
Total from investment operations	2.29	.46	1.85
Distributions from net investment income	(.09)	(.07)	(.05)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.12)	(.09)	(.05)
Net asset value, end of period	$14.34	$12.17	$11.80
Total Return D,E,F	18.88%	3.85%	18.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.49%	1.49%	1.49% I
Expenses net of fee waivers, if any	1.49%	1.49%	1.49% I
Expenses net of all reductions, if any	1.49%	1.49%	1.49% I
Net investment income (loss)	.40%	.66%	.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$194	$128	$118
Portfolio turnover rate J	27%	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.21	.13
Net realized and unrealized gain (loss)	2.25	.37	1.81
Total from investment operations	2.45	.58	1.94
Distributions from net investment income	(.19)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.22)	(.19)	(.12)
Net asset value, end of period	$14.44	$12.21	$11.82
Total Return D,E	20.08%	4.90%	19.53%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.49%	.50% H,I
Expenses net of fee waivers, if any	.49%	.49%	.50% H,I
Expenses net of all reductions, if any	.49%	.49%	.50% H,I
Net investment income (loss)	1.40%	1.66%	1.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,135	$5,164	$1,416
Portfolio turnover rate J	27%	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.22	.14
Net realized and unrealized gain (loss)	2.27	.36	1.82
Total from investment operations	2.48	.58	1.96
Distributions from net investment income	(.19)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.23) D	(.18) D	(.12)
Net asset value, end of period	$14.49	$12.24	$11.84
Total Return E,F	20.24%	4.92%	19.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39%	.39% I
Expenses net of all reductions, if any	.39%	.39%	.39% I
Net investment income (loss)	1.50%	1.76%	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$151	$126	$120
Portfolio turnover rate J	27%	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2045 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.18	.15
Net realized and unrealized gain (loss)	2.26	.42	1.82
Total from investment operations	2.49	.60	1.97
Distributions from net investment income	(.21)	(.18)	(.13)
Distributions from net realized gain	(.03)	(.03)	-
Total distributions	(.24)	(.20) D	(.13)
Net asset value, end of period	$14.49	$12.24	$11.84
Total Return E,F	20.34%	5.09%	19.77%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29%	.29%	.30% I,J
Expenses net of fee waivers, if any	.29%	.29%	.30% I,J
Expenses net of all reductions, if any	.29%	.29%	.29% I,J
Net investment income (loss)	1.60%	1.43%	1.53% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,651	$1,036	$715
Portfolio turnover rate K	27%	25%	58% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.21	.13
Net realized and unrealized gain (loss)	2.26	.37	1.83
Total from investment operations	2.46	.58	1.96
Distributions from net investment income	(.18)	(.16)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.22) D	(.18)	(.12)
Net asset value, end of period	$14.48	$12.24	$11.84
Total Return E,F	20.09%	4.85%	19.63%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49%	.49% I
Expenses net of fee waivers, if any	.49%	.49%	.49% I
Expenses net of all reductions, if any	.49%	.49%	.49% I
Net investment income (loss)	1.40%	1.66%	1.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$204	$128	$149
Portfolio turnover rate J	27%	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.22	.14
Net realized and unrealized gain (loss)	2.27	.36	1.82
Total from investment operations	2.48	.58	1.96
Distributions from net investment income	(.19)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.23) D	(.18) D	(.12)
Net asset value, end of period	$14.49	$12.24	$11.84
Total Return E,F	20.24%	4.92%	19.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39%	.39% I
Expenses net of all reductions, if any	.39%	.39%	.39% I
Net investment income (loss)	1.50%	1.76%	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$145	$122	$118
Portfolio turnover rate J	27%	25%	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 5.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	17,265	130,866
Fidelity Series Long-Term Treasury Bond Index Fund (a)	142,831	761,290
TOTAL BOND FUNDS (Cost $903,162)		892,156

Domestic Equity Funds - 52.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $6,942,342)	514,781	8,118,096

International Equity Funds - 41.8%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	139,016	2,074,122
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	318,848	4,393,725
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,447,256)		6,467,847

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,292,760)	15,478,099
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,426)
NET ASSETS - 100.0%	15,471,673

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	773	152,937	22,356	55	(184)	(304)	130,866	17,265
Fidelity Series International Developed Markets Bond Index Fund	-	15,307	15,051	237	(256)	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	530,552	637,844	390,881	30,398	(9,504)	(6,721)	761,290	142,831
Fidelity Series Sustainable Emerging Markets Fund	978,053	1,171,223	463,552	38,171	532	387,866	2,074,122	139,016
Fidelity Series Sustainable Investment Grade Bond Fund	3,078	191,384	194,214	596	(252)	4	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	2,183,835	2,495,174	713,380	96,779	7,539	420,557	4,393,725	318,848
Fidelity Series Sustainable U.S. Market Fund	3,924,280	4,475,347	1,189,507	169,881	(2,056)	910,032	8,118,096	514,781
Fidelity Series Treasury Bill Index Fund	-	521,202	521,347	4,122	145	-	-	-
	7,620,571	9,660,418	3,510,288	340,239	(4,036)	1,711,434	15,478,099

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	892,156	892,156	-	-

Domestic Equity Funds	8,118,096	8,118,096	-	-

International Equity Funds	6,467,847	6,467,847	-	-
Total Investments in Securities:	15,478,099	15,478,099	-	-
Fidelity® Sustainable Target Date 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $13,292,760)	$15,478,099

Total Investment in Securities (cost $13,292,760)		$15,478,099
Receivable for investments sold		243,018
Receivable for fund shares sold		19,693
Total assets		15,740,810
Liabilities
Payable for investments purchased	$157,892
Payable for fund shares redeemed	104,834
Accrued management fee	5,953
Distribution and service plan fees payable	458
Total liabilities		269,137
Net Assets		$15,471,673
Net Assets consist of:
Paid in capital		$13,238,325
Total accumulated earnings (loss)		2,233,348
Net Assets		$15,471,673

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($268,221 ÷ 18,559 shares)(a)		$14.45
Maximum offering price per share (100/94.25 of $14.45)		$15.33
Class M :
Net Asset Value and redemption price per share ($286,748 ÷ 19,885 shares)(a)		$14.42
Maximum offering price per share (100/96.50 of $14.42)		$14.94
Class C :
Net Asset Value and offering price per share ($337,286 ÷ 23,507 shares)(a)		$14.35
Fidelity Sustainable Target Date 2050 Fund :
Net Asset Value, offering price and redemption price per share ($11,514,392 ÷ 796,715 shares)		$14.45
Class K :
Net Asset Value, offering price and redemption price per share ($151,016 ÷ 10,413 shares)		$14.50
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,420,343 ÷ 166,904 shares)		$14.50
Class I :
Net Asset Value, offering price and redemption price per share ($257,998 ÷ 17,810 shares)		$14.49
Class Z :
Net Asset Value, offering price and redemption price per share ($235,669 ÷ 16,257 shares)		$14.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$256,357
Expenses
Management fee	$58,369
Distribution and service plan fees	4,611
Independent trustees' fees and expenses	28
Total expenses		63,008
Net Investment income (loss)		193,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,036)
Capital gain distributions from underlying funds:
Affiliated issuers	83,882
Total net realized gain (loss)		79,846
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,711,434
Total change in net unrealized appreciation (depreciation)		1,711,434
Net gain (loss)		1,791,280
Net increase (decrease) in net assets resulting from operations		$1,984,629
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,349	$81,194
Net realized gain (loss)	79,846	13,745
Change in net unrealized appreciation (depreciation)	1,711,434	86,491
Net increase (decrease) in net assets resulting from operations	1,984,629	181,430
Distributions to shareholders	(214,973)	(92,429)

Share transactions - net increase (decrease)	6,084,519	3,816,943
Total increase (decrease) in net assets	7,854,175	3,905,944

Net Assets
Beginning of period	7,617,498	3,711,554
End of period	$15,471,673	$7,617,498

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2050 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.15	.10
Net realized and unrealized gain (loss)	2.23	.40	1.83
Total from investment operations	2.41	.55	1.93
Distributions from net investment income	(.17)	(.13)	(.10)
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.19) D	(.15) D	(.10)
Net asset value, end of period	$14.45	$12.23	$11.83
Total Return E,F,G	19.74%	4.60%	19.35%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74%	.74%	.74% J
Expenses net of fee waivers, if any	.74%	.74%	.74% J
Expenses net of all reductions, if any	.74%	.74%	.74% J
Net investment income (loss)	1.26%	1.24%	1.07% J
Supplemental Data
Net assets, end of period (000 omitted)	$268	$165	$136
Portfolio turnover rate K	27%	21%	30% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.12	.08
Net realized and unrealized gain (loss)	2.23	.40	1.82
Total from investment operations	2.37	.52	1.90
Distributions from net investment income	(.14)	(.11)	(.08)
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.16) D	(.13) D	(.08)
Net asset value, end of period	$14.42	$12.21	$11.82
Total Return E,F,G	19.45%	4.35%	19.06%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99%	.99%	.99% J
Expenses net of fee waivers, if any	.99%	.99%	.99% J
Expenses net of all reductions, if any	.99%	.99%	.99% J
Net investment income (loss)	1.01%	.99%	.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$287	$184	$118
Portfolio turnover rate K	27%	21%	30% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.17	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.06	.03
Net realized and unrealized gain (loss)	2.24	.39	1.82
Total from investment operations	2.31	.45	1.85
Distributions from net investment income	(.10)	(.06)	(.05)
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.13)	(.08) D	(.05)
Net asset value, end of period	$14.35	$12.17	$11.80
Total Return E,F,G	18.96%	3.77%	18.52%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.49%	1.49%	1.50% J,K
Expenses net of fee waivers, if any	1.49%	1.49%	1.50% J,K
Expenses net of all reductions, if any	1.49%	1.49%	1.49% J,K
Net investment income (loss)	.51%	.49%	.32% K
Supplemental Data
Net assets, end of period (000 omitted)	$337	$154	$118
Portfolio turnover rate L	27%	21%	30% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.18	.12
Net realized and unrealized gain (loss)	2.24	.40	1.82
Total from investment operations	2.45	.58	1.94
Distributions from net investment income	(.19)	(.16)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.22)	(.18)	(.12)
Net asset value, end of period	$14.45	$12.22	$11.82
Total Return D,E	20.06%	4.90%	19.51%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.49%	.50% H,I
Expenses net of fee waivers, if any	.49%	.49%	.50% H,I
Expenses net of all reductions, if any	.49%	.49%	.50% H,I
Net investment income (loss)	1.51%	1.49%	1.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,514	$5,558	$2,069
Portfolio turnover rate J	27%	21%	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.20	.13
Net realized and unrealized gain (loss)	2.24	.39	1.83
Total from investment operations	2.47	.59	1.96
Distributions from net investment income	(.20)	(.16)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.22) D	(.18)	(.12)
Net asset value, end of period	$14.50	$12.25	$11.84
Total Return E,F	20.19%	4.96%	19.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39%	.39% I
Expenses net of all reductions, if any	.39%	.39%	.39% I
Net investment income (loss)	1.61%	1.59%	1.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$151	$126	$120
Portfolio turnover rate J	27%	21%	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2050 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.18	.14
Net realized and unrealized gain (loss)	2.25	.43	1.83
Total from investment operations	2.49	.61	1.97
Distributions from net investment income	(.21)	(.17)	(.13)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.24)	(.20) D	(.13)
Net asset value, end of period	$14.50	$12.25	$11.84
Total Return E,F	20.31%	5.11%	19.76%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29%	.29%	.29% I
Expenses net of fee waivers, if any	.29%	.29%	.29% I
Expenses net of all reductions, if any	.29%	.29%	.29% I
Net investment income (loss)	1.71%	1.48%	1.52% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,420	$1,103	$760
Portfolio turnover rate J	27%	21%	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.18	.12
Net realized and unrealized gain (loss)	2.25	.39	1.83
Total from investment operations	2.46	.57	1.95
Distributions from net investment income	(.19)	(.16)	(.11)
Distributions from net realized gain	(.03)	(.01)	-
Total distributions	(.21) D	(.17)	(.11)
Net asset value, end of period	$14.49	$12.24	$11.84
Total Return E,F	20.13%	4.82%	19.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49%	.49% I
Expenses net of fee waivers, if any	.49%	.49%	.49% I
Expenses net of all reductions, if any	.49%	.49%	.49% I
Net investment income (loss)	1.51%	1.49%	1.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$258	$205	$153
Portfolio turnover rate J	27%	21%	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.20	.13
Net realized and unrealized gain (loss)	2.25	.39	1.83
Total from investment operations	2.48	.59	1.96
Distributions from net investment income	(.20)	(.16)	(.12)
Distributions from net realized gain	(.03)	(.02)	-
Total distributions	(.23)	(.18)	(.12)
Net asset value, end of period	$14.50	$12.25	$11.84
Total Return D,E	20.24%	4.96%	19.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39%	.39% H
Expenses net of all reductions, if any	.39%	.39%	.39% H
Net investment income (loss)	1.61%	1.59%	1.42% H
Supplemental Data
Net assets, end of period (000 omitted)	$236	$122	$118
Portfolio turnover rate I	27%	21%	30% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 4.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,073	61,191
Fidelity Series Long-Term Treasury Bond Index Fund (a)	89,803	478,652
TOTAL BOND FUNDS (Cost $543,109)		539,843

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $5,799,233)	425,725	6,713,684

International Equity Funds - 42.4%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	114,870	1,713,865
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	263,407	3,629,752
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,543,947)		5,343,617

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,886,289)	12,597,144
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,308)
NET ASSETS - 100.0%	12,591,836

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	646	66,852	6,076	42	(95)	(136)	61,191	8,073
Fidelity Series International Developed Markets Bond Index Fund	-	2,247	2,253	-	6	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	443,867	462,767	415,794	22,373	(10,894)	(1,294)	478,652	89,803
Fidelity Series Sustainable Emerging Markets Fund	818,174	860,245	260,753	28,594	1,229	294,970	1,713,865	114,870
Fidelity Series Sustainable Investment Grade Bond Fund	2,574	118,458	120,891	305	(145)	4	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,826,900	1,808,170	339,420	72,523	628	333,474	3,629,752	263,407
Fidelity Series Sustainable U.S. Market Fund	3,282,920	3,193,802	437,872	133,526	(9,384)	684,218	6,713,684	425,725
Fidelity Series Treasury Bill Index Fund	-	374,768	374,883	3,026	115	-	-	-
	6,375,081	6,887,309	1,957,942	260,389	(18,540)	1,311,236	12,597,144

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	539,843	539,843	-	-

Domestic Equity Funds	6,713,684	6,713,684	-	-

International Equity Funds	5,343,617	5,343,617	-	-
Total Investments in Securities:	12,597,144	12,597,144	-	-
Fidelity® Sustainable Target Date 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,886,289)	$12,597,144

Total Investment in Securities (cost $10,886,289)		$12,597,144
Receivable for investments sold		181,269
Receivable for fund shares sold		1,102
Total assets		12,779,515
Liabilities
Payable for investments purchased	$151,886
Payable for fund shares redeemed	30,494
Accrued management fee	4,841
Distribution and service plan fees payable	458
Total liabilities		187,679
Net Assets		$12,591,836
Net Assets consist of:
Paid in capital		$10,853,782
Total accumulated earnings (loss)		1,738,054
Net Assets		$12,591,836

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($370,819 ÷ 25,703 shares)(a)		$14.43
Maximum offering price per share (100/94.25 of $14.43)		$15.31
Class M :
Net Asset Value and redemption price per share ($238,131 ÷ 16,513 shares)(a)		$14.42
Maximum offering price per share (100/96.50 of $14.42)		$14.94
Class C :
Net Asset Value and offering price per share ($330,976 ÷ 23,100 shares)(a)		$14.33
Fidelity Sustainable Target Date 2055 Fund :
Net Asset Value, offering price and redemption price per share ($9,661,255 ÷ 668,295 shares)		$14.46
Class K :
Net Asset Value, offering price and redemption price per share ($151,020 ÷ 10,413 shares)		$14.50
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,526,769 ÷ 105,251 shares)		$14.51
Class I :
Net Asset Value, offering price and redemption price per share ($167,829 ÷ 11,581 shares)		$14.49
Class Z :
Net Asset Value, offering price and redemption price per share ($145,037 ÷ 10,000 shares)		$14.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$192,070
Expenses
Management fee	$45,440
Distribution and service plan fees	4,674
Independent trustees' fees and expenses	21
Total expenses		50,135
Net Investment income (loss)		141,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(18,540)
Capital gain distributions from underlying funds:
Affiliated issuers	68,319
Total net realized gain (loss)		49,779
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,311,236
Total change in net unrealized appreciation (depreciation)		1,311,236
Net gain (loss)		1,361,015
Net increase (decrease) in net assets resulting from operations		$1,502,950
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,935	$68,871
Net realized gain (loss)	49,779	9,905
Change in net unrealized appreciation (depreciation)	1,311,236	96,594
Net increase (decrease) in net assets resulting from operations	1,502,950	175,370
Distributions to shareholders	(161,217)	(79,399)

Share transactions - net increase (decrease)	4,877,667	3,302,240
Total increase (decrease) in net assets	6,219,400	3,398,211

Net Assets
Beginning of period	6,372,436	2,974,225
End of period	$12,591,836	$6,372,436

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2055 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.15	.10
Net realized and unrealized gain (loss)	2.25	.39	1.83
Total from investment operations	2.42	.54	1.93
Distributions from net investment income	(.18)	(.14)	(.09)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.21)	(.15) E	(.10) E
Net asset value, end of period	$14.43	$12.22	$11.83
Total Return F,G,H	19.81%	4.58%	19.34%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74%	.74%	.74% K
Expenses net of fee waivers, if any	.74%	.74%	.74% K
Expenses net of all reductions, if any	.74%	.74%	.74% K
Net investment income (loss)	1.21%	1.17%	1.02% K
Supplemental Data
Net assets, end of period (000 omitted)	$371	$142	$124
Portfolio turnover rate L	20%	28%	22% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.11	.07
Net realized and unrealized gain (loss)	2.24	.41	1.83
Total from investment operations	2.37	.52	1.90
Distributions from net investment income	(.13)	(.11)	(.08)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.16)	(.13)	(.08)
Net asset value, end of period	$14.42	$12.21	$11.82
Total Return E,F,G	19.45%	4.36%	19.06%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99%	.99%	1.00% J,K
Expenses net of fee waivers, if any	.99%	.99%	1.00% J,K
Expenses net of all reductions, if any	.99%	.99%	.99% J,K
Net investment income (loss)	.96%	.93%	.77% K
Supplemental Data
Net assets, end of period (000 omitted)	$238	$191	$181
Portfolio turnover rate L	20%	28%	22% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.05	.03
Net realized and unrealized gain (loss)	2.24	.41	1.82
Total from investment operations	2.30	.46	1.85
Distributions from net investment income	(.10)	(.08)	(.04)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.13)	(.10)	(.05) E
Net asset value, end of period	$14.33	$12.16	$11.80
Total Return F,G,H	18.91%	3.85%	18.49%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.49%	1.49%	1.50% K,L
Expenses net of fee waivers, if any	1.49%	1.49%	1.50% K,L
Expenses net of all reductions, if any	1.49%	1.49%	1.49% K,L
Net investment income (loss)	.46%	.42%	.27% L
Supplemental Data
Net assets, end of period (000 omitted)	$331	$141	$118
Portfolio turnover rate M	20%	28%	22% L

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.18	.12
Net realized and unrealized gain (loss)	2.25	.39	1.83
Total from investment operations	2.46	.57	1.95
Distributions from net investment income	(.19)	(.16)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.22)	(.18)	(.12)
Net asset value, end of period	$14.46	$12.22	$11.83
Total Return E,F	20.14%	4.83%	19.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49%	.50% I,J
Expenses net of fee waivers, if any	.49%	.49%	.50% I,J
Expenses net of all reductions, if any	.49%	.49%	.50% I,J
Net investment income (loss)	1.46%	1.42%	1.27% J
Supplemental Data
Net assets, end of period (000 omitted)	$9,661	$4,612	$1,465
Portfolio turnover rate K	20%	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.19	.13
Net realized and unrealized gain (loss)	2.25	.40	1.83
Total from investment operations	2.47	.59	1.96
Distributions from net investment income	(.19)	(.16)	(.11)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.22)	(.18)	(.12) E
Net asset value, end of period	$14.50	$12.25	$11.84
Total Return F,G	20.19%	4.98%	19.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39%	.39% J
Expenses net of all reductions, if any	.39%	.39%	.39% J
Net investment income (loss)	1.56%	1.53%	1.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$151	$126	$120
Portfolio turnover rate K	20%	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2055 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.85	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.18	.14
Net realized and unrealized gain (loss)	2.26	.42	1.83
Total from investment operations	2.49	.60	1.97
Distributions from net investment income	(.21)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.23) E	(.20) E	(.12)
Net asset value, end of period	$14.51	$12.25	$11.85
Total Return F,G	20.37%	5.04%	19.83%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29%	.29%	.30% J,K
Expenses net of fee waivers, if any	.29%	.29%	.30% J,K
Expenses net of all reductions, if any	.29%	.29%	.30% J,K
Net investment income (loss)	1.66%	1.46%	1.47% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,527	$868	$600
Portfolio turnover rate L	20%	28%	22% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.18	.12
Net realized and unrealized gain (loss)	2.26	.40	1.83
Total from investment operations	2.46	.58	1.95
Distributions from net investment income	(.18)	(.16)	(.11)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.21)	(.18)	(.11)
Net asset value, end of period	$14.49	$12.24	$11.84
Total Return E,F	20.08%	4.85%	19.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49%	.49% I
Expenses net of fee waivers, if any	.49%	.49%	.49% I
Expenses net of all reductions, if any	.49%	.49%	.49% I
Net investment income (loss)	1.46%	1.43%	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$168	$171	$129
Portfolio turnover rate J	20%	28%	22% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.19	.13
Net realized and unrealized gain (loss)	2.25	.40	1.83
Total from investment operations	2.47	.59	1.96
Distributions from net investment income	(.19)	(.16)	(.11)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.22)	(.18)	(.12) E
Net asset value, end of period	$14.50	$12.25	$11.84
Total Return F,G	20.19%	4.98%	19.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39%	.39% J
Expenses net of all reductions, if any	.39%	.39%	.39% J
Net investment income (loss)	1.56%	1.53%	1.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$145	$123	$118
Portfolio turnover rate K	20%	28%	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 4.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	6,301	47,758
Fidelity Series Long-Term Treasury Bond Index Fund (a)	71,135	379,150
TOTAL BOND FUNDS (Cost $430,611)		426,908

Domestic Equity Funds - 53.4%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $4,839,435)	354,230	5,586,210

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	95,575	1,425,975
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	219,138	3,019,715
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,774,036)		4,445,690

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,044,082)	10,458,808
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,439)
NET ASSETS - 100.0%	10,454,369

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	574	52,042	4,678	34	(72)	(108)	47,758	6,301
Fidelity Series International Developed Markets Bond Index Fund	-	3,736	3,769	-	33	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	394,336	375,000	379,398	18,545	(8,833)	(1,955)	379,150	71,135
Fidelity Series Sustainable Emerging Markets Fund	726,921	733,849	278,478	23,365	(1,314)	244,997	1,425,975	95,575
Fidelity Series Sustainable Investment Grade Bond Fund	2,287	98,492	100,654	253	(127)	2	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,623,125	1,550,139	427,810	59,246	(4,338)	278,599	3,019,715	219,138
Fidelity Series Sustainable U.S. Market Fund	2,916,682	2,763,147	641,276	111,510	(6,768)	554,425	5,586,210	354,230
Fidelity Series Treasury Bill Index Fund	-	310,077	310,170	2,514	93	-	-	-
	5,663,925	5,886,482	2,146,233	215,467	(21,326)	1,075,960	10,458,808

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	426,908	426,908	-	-

Domestic Equity Funds	5,586,210	5,586,210	-	-

International Equity Funds	4,445,690	4,445,690	-	-
Total Investments in Securities:	10,458,808	10,458,808	-	-
Fidelity® Sustainable Target Date 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,044,082)	$10,458,808

Total Investment in Securities (cost $9,044,082)		$10,458,808
Receivable for investments sold		132,489
Receivable for fund shares sold		8,307
Total assets		10,599,604
Liabilities
Payable to custodian bank	$32
Payable for investments purchased	140,727
Payable for fund shares redeemed	11
Accrued management fee	4,072
Distribution and service plan fees payable	393
Total liabilities		145,235
Net Assets		$10,454,369
Net Assets consist of:
Paid in capital		$9,022,774
Total accumulated earnings (loss)		1,431,595
Net Assets		$10,454,369

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($730,856 ÷ 50,691 shares)(a)		$14.42
Maximum offering price per share (100/94.25 of $14.42)		$15.30
Class M :
Net Asset Value and redemption price per share ($185,839 ÷ 12,898 shares)(a)		$14.41
Maximum offering price per share (100/96.50 of $14.41)		$14.93
Class C :
Net Asset Value and offering price per share ($195,116 ÷ 13,605 shares)(a)		$14.34
Fidelity Sustainable Target Date 2060 Fund :
Net Asset Value, offering price and redemption price per share ($7,736,140 ÷ 535,538 shares)		$14.45
Class K :
Net Asset Value, offering price and redemption price per share ($151,029 ÷ 10,422 shares)		$14.49
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,131,582 ÷ 78,079 shares)		$14.49
Class I :
Net Asset Value, offering price and redemption price per share ($178,890 ÷ 12,363 shares)		$14.47
Class Z :
Net Asset Value, offering price and redemption price per share ($144,917 ÷ 10,000 shares)		$14.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$158,257
Expenses
Management fee	$38,021
Distribution and service plan fees	3,740
Independent trustees' fees and expenses	18
Total expenses		41,779
Net Investment income (loss)		116,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(21,326)
Capital gain distributions from underlying funds:
Affiliated issuers	57,210
Total net realized gain (loss)		35,884
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,075,960
Total change in net unrealized appreciation (depreciation)		1,075,960
Net gain (loss)		1,111,844
Net increase (decrease) in net assets resulting from operations		$1,228,322
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,478	$58,793
Net realized gain (loss)	35,884	9,630
Change in net unrealized appreciation (depreciation)	1,075,960	70,877
Net increase (decrease) in net assets resulting from operations	1,228,322	139,300
Distributions to shareholders	(133,646)	(68,091)

Share transactions - net increase (decrease)	3,698,151	3,152,250
Total increase (decrease) in net assets	4,792,827	3,223,459

Net Assets
Beginning of period	5,661,542	2,438,083
End of period	$10,454,369	$5,661,542

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2060 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.15	.09
Net realized and unrealized gain (loss)	2.25	.39	1.84
Total from investment operations	2.42	.54	1.93
Distributions from net investment income	(.19)	(.14)	(.10)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.21) E	(.16)	(.10)
Net asset value, end of period	$14.42	$12.21	$11.83
Total Return F,G,H	19.85%	4.54%	19.36%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74%	.74%	.75% K,L
Expenses net of fee waivers, if any	.74%	.74%	.75% K,L
Expenses net of all reductions, if any	.74%	.74%	.75% K,L
Net investment income (loss)	1.19%	1.19%	1.00% L
Supplemental Data
Net assets, end of period (000 omitted)	$731	$291	$229
Portfolio turnover rate M	26%	24%	21% L

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the sales charges.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.12	.07
Net realized and unrealized gain (loss)	2.25	.39	1.83
Total from investment operations	2.38	.51	1.90
Distributions from net investment income	(.14)	(.11)	(.08)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.17)	(.13)	(.08)
Net asset value, end of period	$14.41	$12.20	$11.82
Total Return E,F,G	19.48%	4.32%	19.10%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99%	.99%	.99% J
Expenses net of fee waivers, if any	.99%	.99%	.99% J
Expenses net of all reductions, if any	.99%	.99%	.99% J
Net investment income (loss)	.94%	.94%	.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$186	$149	$142
Portfolio turnover rate K	26%	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.17	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.05	.02
Net realized and unrealized gain (loss)	2.23	.41	1.83
Total from investment operations	2.29	.46	1.85
Distributions from net investment income	(.09)	(.07)	(.05)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.12)	(.09)	(.05)
Net asset value, end of period	$14.34	$12.17	$11.80
Total Return E,F,G	18.84%	3.86%	18.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49%	1.49%	1.50% J,K
Expenses net of fee waivers, if any	1.49%	1.49%	1.50% J,K
Expenses net of all reductions, if any	1.49%	1.49%	1.50% J,K
Net investment income (loss)	.44%	.44%	.25% K
Supplemental Data
Net assets, end of period (000 omitted)	$195	$125	$118
Portfolio turnover rate L	26%	24%	21% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.18	.12
Net realized and unrealized gain (loss)	2.26	.39	1.84
Total from investment operations	2.46	.57	1.96
Distributions from net investment income	(.19)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.22)	(.19)	(.13) E
Net asset value, end of period	$14.45	$12.21	$11.83
Total Return F,G	20.15%	4.80%	19.64%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49%	.49%	.50% J,K
Expenses net of fee waivers, if any	.49%	.49%	.50% J,K
Expenses net of all reductions, if any	.49%	.49%	.50% J,K
Net investment income (loss)	1.44%	1.44%	1.25% K
Supplemental Data
Net assets, end of period (000 omitted)	$7,736	$4,052	$1,081
Portfolio turnover rate L	26%	24%	21% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.19	.13
Net realized and unrealized gain (loss)	2.25	.40	1.83
Total from investment operations	2.47	.59	1.96
Distributions from net investment income	(.20)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.22) E	(.19)	(.12)
Net asset value, end of period	$14.49	$12.24	$11.84
Total Return F,G	20.21%	4.94%	19.71%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39%	.39% J
Expenses net of all reductions, if any	.39%	.39%	.39% J
Net investment income (loss)	1.54%	1.54%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$151	$126	$120
Portfolio turnover rate K	26%	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2060 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.18	.14
Net realized and unrealized gain (loss)	2.26	.42	1.83
Total from investment operations	2.49	.60	1.97
Distributions from net investment income	(.21)	(.18)	(.13)
Distributions from net realized gain	(.03)	(.03)	- D
Total distributions	(.24)	(.20) E	(.13)
Net asset value, end of period	$14.49	$12.24	$11.84
Total Return F,G	20.30%	5.09%	19.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29%	.29%	.30% J,K
Expenses net of fee waivers, if any	.29%	.29%	.30% J,K
Expenses net of all reductions, if any	.29%	.29%	.29% J,K
Net investment income (loss)	1.64%	1.48%	1.45% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,132	$649	$393
Portfolio turnover rate L	26%	24%	21% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.18	.12
Net realized and unrealized gain (loss)	2.25	.40	1.83
Total from investment operations	2.45	.58	1.95
Distributions from net investment income	(.19)	(.16)	(.11)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.21) E	(.18)	(.12) E
Net asset value, end of period	$14.47	$12.23	$11.83
Total Return F,G	20.06%	4.93%	19.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49%	.49%	.49% J
Expenses net of fee waivers, if any	.49%	.49%	.49% J
Expenses net of all reductions, if any	.49%	.49%	.49% J
Net investment income (loss)	1.44%	1.44%	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$179	$148	$118
Portfolio turnover rate K	26%	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.19	.13
Net realized and unrealized gain (loss)	2.25	.40	1.83
Total from investment operations	2.47	.59	1.96
Distributions from net investment income	(.20)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.22) E	(.19)	(.12)
Net asset value, end of period	$14.49	$12.24	$11.84
Total Return F,G	20.21%	4.94%	19.71%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39%	.39% J
Expenses net of all reductions, if any	.39%	.39%	.39% J
Net investment income (loss)	1.54%	1.54%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$145	$122	$118
Portfolio turnover rate K	26%	24%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 4.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,131	31,314
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,642	248,600
TOTAL BOND FUNDS (Cost $282,038)		279,914

Domestic Equity Funds - 53.4%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $3,106,461)	232,268	3,662,871

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	62,667	934,999
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	143,688	1,980,014
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,442,470)		2,915,013

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,830,969)	6,857,798
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,979)
NET ASSETS - 100.0%	6,854,819

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	376	33,827	2,781	23	(41)	(67)	31,314	4,131
Fidelity Series International Developed Markets Bond Index Fund	-	1,816	1,829	-	13	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	258,586	232,959	236,197	12,220	(5,856)	(892)	248,600	46,642
Fidelity Series Sustainable Emerging Markets Fund	476,637	434,524	138,727	15,261	(1,357)	163,922	934,999	62,667
Fidelity Series Sustainable Investment Grade Bond Fund	1,500	64,370	65,788	168	(84)	2	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,064,282	907,715	175,437	38,686	(327)	183,781	1,980,014	143,688
Fidelity Series Sustainable U.S. Market Fund	1,912,517	1,638,508	255,512	72,048	(6,404)	373,762	3,662,871	232,268
Fidelity Series Treasury Bill Index Fund	-	203,581	203,642	1,658	61	-	-	-
	3,713,898	3,517,300	1,079,913	140,064	(13,995)	720,508	6,857,798

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	279,914	279,914	-	-

Domestic Equity Funds	3,662,871	3,662,871	-	-

International Equity Funds	2,915,013	2,915,013	-	-
Total Investments in Securities:	6,857,798	6,857,798	-	-
Fidelity® Sustainable Target Date 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,830,969)	$6,857,798

Total Investment in Securities (cost $5,830,969)		$6,857,798
Receivable for investments sold		86,646
Receivable for fund shares sold		6,701
Total assets		6,951,145
Liabilities
Payable for investments purchased	$93,018
Payable for fund shares redeemed	337
Accrued management fee	2,657
Distribution and service plan fees payable	314
Total liabilities		96,326
Net Assets		$6,854,819
Net Assets consist of:
Paid in capital		$5,818,265
Total accumulated earnings (loss)		1,036,554
Net Assets		$6,854,819

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($310,481 ÷ 21,512 shares)(a)		$14.43
Maximum offering price per share (100/94.25 of $14.43)		$15.31
Class M :
Net Asset Value and redemption price per share ($148,461 ÷ 10,295 shares)(a)		$14.42
Maximum offering price per share (100/96.50 of $14.42)		$14.94
Class C :
Net Asset Value and offering price per share ($235,573 ÷ 16,435 shares)(a)		$14.33
Fidelity Sustainable Target Date 2065 Fund :
Net Asset Value, offering price and redemption price per share ($4,989,848 ÷ 345,306 shares)		$14.45
Class K :
Net Asset Value, offering price and redemption price per share ($151,017 ÷ 10,418 shares)		$14.50
Class K6 :
Net Asset Value, offering price and redemption price per share ($501,831 ÷ 34,618 shares)		$14.50
Class I :
Net Asset Value, offering price and redemption price per share ($191,138 ÷ 13,193 shares)		$14.49
Class Z :
Net Asset Value, offering price and redemption price per share ($326,470 ÷ 22,530 shares)		$14.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$102,917
Expenses
Management fee	$25,141
Distribution and service plan fees	3,123
Independent trustees' fees and expenses	12
Total expenses		28,276
Net Investment income (loss)		74,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(13,995)
Capital gain distributions from underlying funds:
Affiliated issuers	37,147
Total net realized gain (loss)		23,152
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	720,508
Total change in net unrealized appreciation (depreciation)		720,508
Net gain (loss)		743,660
Net increase (decrease) in net assets resulting from operations		$818,301
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,641	$40,142
Net realized gain (loss)	23,152	4,247
Change in net unrealized appreciation (depreciation)	720,508	58,062
Net increase (decrease) in net assets resulting from operations	818,301	102,451
Distributions to shareholders	(84,834)	(45,985)

Share transactions - net increase (decrease)	2,409,056	1,547,976
Total increase (decrease) in net assets	3,142,523	1,604,442

Net Assets
Beginning of period	3,712,296	2,107,854
End of period	$6,854,819	$3,712,296

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2065 Fund Class A

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.15	.09
Net realized and unrealized gain (loss)	2.26	.39	1.84
Total from investment operations	2.42	.54	1.93
Distributions from net investment income	(.17)	(.14)	(.09)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.20)	(.16)	(.10) E
Net asset value, end of period	$14.43	$12.21	$11.83
Total Return F,G,H	19.80%	4.54%	19.35%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74%	.75% K	.74% L
Expenses net of fee waivers, if any	.74%	.75% K	.74% L
Expenses net of all reductions, if any	.74%	.75% K	.74% L
Net investment income (loss)	1.16%	1.18%	1.00% L
Supplemental Data
Net assets, end of period (000 omitted)	$310	$170	$118
Portfolio turnover rate M	20%	23%	21% L

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class M

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.12	.07
Net realized and unrealized gain (loss)	2.25	.39	1.83
Total from investment operations	2.38	.51	1.90
Distributions from net investment income	(.13)	(.11)	(.08)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.16)	(.13)	(.08)
Net asset value, end of period	$14.42	$12.20	$11.82
Total Return E,F,G	19.52%	4.29%	19.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99%	.99%	.99% J
Expenses net of fee waivers, if any	.99%	.99%	.99% J
Expenses net of all reductions, if any	.99%	.99%	.99% J
Net investment income (loss)	.91%	.94%	.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$148	$122	$118
Portfolio turnover rate K	20%	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class C

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.17	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.05	.02
Net realized and unrealized gain (loss)	2.23	.40	1.83
Total from investment operations	2.29	.45	1.85
Distributions from net investment income	(.10)	(.07)	(.05)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.13)	(.08) E	(.05)
Net asset value, end of period	$14.33	$12.17	$11.80
Total Return F,G,H	18.85%	3.83%	18.52%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.49%	1.49%	1.50% K
Expenses net of fee waivers, if any	1.49%	1.49%	1.49% K
Expenses net of all reductions, if any	1.49%	1.49%	1.49% K
Net investment income (loss)	.41%	.44%	.25% K
Supplemental Data
Net assets, end of period (000 omitted)	$236	$123	$118
Portfolio turnover rate L	20%	23%	21% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.18	.12
Net realized and unrealized gain (loss)	2.26	.40	1.83
Total from investment operations	2.46	.58	1.95
Distributions from net investment income	(.19)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.22)	(.19)	(.13) E
Net asset value, end of period	$14.45	$12.21	$11.82
Total Return F,G	20.14%	4.85%	19.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49%	.49%	.50% J,K
Expenses net of fee waivers, if any	.49%	.49%	.50% J,K
Expenses net of all reductions, if any	.49%	.49%	.50% J,K
Net investment income (loss)	1.41%	1.44%	1.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,990	$2,495	$1,031
Portfolio turnover rate L	20%	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund Class K

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.19	.13
Net realized and unrealized gain (loss)	2.27	.39	1.83
Total from investment operations	2.48	.58	1.96
Distributions from net investment income	(.19)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.22)	(.18) E	(.12)
Net asset value, end of period	$14.50	$12.24	$11.84
Total Return F,G	20.28%	4.92%	19.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39%	.39% J
Expenses net of all reductions, if any	.39%	.39%	.39% J
Net investment income (loss)	1.51%	1.54%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$151	$126	$120
Portfolio turnover rate K	20%	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2065 Fund Class K6

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.17	.14
Net realized and unrealized gain (loss)	2.26	.43	1.83
Total from investment operations	2.49	.60	1.97
Distributions from net investment income	(.20)	(.18)	(.12)
Distributions from net realized gain	(.04)	(.02)	- D
Total distributions	(.23) E	(.20)	(.13) E
Net asset value, end of period	$14.50	$12.24	$11.84
Total Return F,G	20.39%	5.06%	19.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29%	.29%	.29% J
Expenses net of fee waivers, if any	.29%	.29%	.29% J
Expenses net of all reductions, if any	.29%	.29%	.29% J
Net investment income (loss)	1.61%	1.37%	1.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$502	$392	$244
Portfolio turnover rate K	20%	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class I

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.18	.12
Net realized and unrealized gain (loss)	2.26	.39	1.84
Total from investment operations	2.46	.57	1.96
Distributions from net investment income	(.18)	(.16)	(.11)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.21)	(.17) E	(.12) E
Net asset value, end of period	$14.49	$12.24	$11.84
Total Return F,G	20.10%	4.84%	19.63%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49%	.49%	.49% J
Expenses net of fee waivers, if any	.49%	.49%	.49% J
Expenses net of all reductions, if any	.49%	.49%	.49% J
Net investment income (loss)	1.41%	1.44%	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$191	$157	$123
Portfolio turnover rate K	20%	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z

Years ended March 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.19	.13
Net realized and unrealized gain (loss)	2.27	.39	1.83
Total from investment operations	2.48	.58	1.96
Distributions from net investment income	(.20)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.02)	- D
Total distributions	(.23)	(.18) E	(.12)
Net asset value, end of period	$14.49	$12.24	$11.84
Total Return F,G	20.25%	4.92%	19.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.39%	.39% J
Expenses net of all reductions, if any	.39%	.39%	.39% J
Net investment income (loss)	1.51%	1.54%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$326	$127	$118
Portfolio turnover rate K	20%	23%	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 4.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,516	11,488
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,111	91,203
TOTAL BOND FUNDS (Cost $104,202)		102,691

Domestic Equity Funds - 53.4%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,314,968)	85,215	1,343,836

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	22,992	343,035
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	52,716	726,426
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,024,598)		1,069,461

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,443,768)	2,515,988
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,099)
NET ASSETS - 100.0%	2,514,889

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	71	12,515	992	5	(19)	(87)	11,488	1,516
Fidelity Series International Developed Markets Bond Index Fund	-	455	458	-	3	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	49,781	107,622	63,551	2,735	(777)	(1,872)	91,203	17,111
Fidelity Series Sustainable Emerging Markets Fund	91,766	257,511	26,306	3,461	(318)	20,382	343,035	22,992
Fidelity Series Sustainable Investment Grade Bond Fund	289	13,928	14,203	36	(15)	1	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	204,902	543,836	38,768	8,773	(323)	16,779	726,426	52,716
Fidelity Series Sustainable U.S. Market Fund	368,184	995,296	54,429	22,316	(1,640)	36,425	1,343,836	85,215
Fidelity Series Treasury Bill Index Fund	-	43,622	43,635	326	13	-	-	-
	714,993	1,974,785	242,342	37,652	(3,076)	71,628	2,515,988

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	102,691	102,691	-	-

Domestic Equity Funds	1,343,836	1,343,836	-	-

International Equity Funds	1,069,461	1,069,461	-	-
Total Investments in Securities:	2,515,988	2,515,988	-	-
Fidelity® Sustainable Target Date 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,443,768)	$2,515,988

Total Investment in Securities (cost $2,443,768)		$2,515,988
Receivable for investments sold		33,802
Receivable for fund shares sold		163
Total assets		2,549,953
Liabilities
Payable for investments purchased	$32,687
Payable for fund shares redeemed	1,277
Accrued management fee	997
Distribution and service plan fees payable	103
Total liabilities		35,064
Net Assets		$2,514,889
Net Assets consist of:
Paid in capital		$2,433,298
Total accumulated earnings (loss)		81,591
Net Assets		$2,514,889

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($74,850 ÷ 6,256 shares)(a)		$11.96
Maximum offering price per share (100/94.25 of $11.96)		$12.69
Class M :
Net Asset Value and redemption price per share ($62,193 ÷ 5,206 shares)(a)		$11.95
Maximum offering price per share (100/96.50 of $11.95)		$12.38
Class C :
Net Asset Value and offering price per share ($71,504 ÷ 6,002 shares)(a)		$11.91
Fidelity Sustainable Target Date 2070 Fund :
Net Asset Value, offering price and redemption price per share ($1,985,545 ÷ 165,934 shares)		$11.97
Class K :
Net Asset Value, offering price and redemption price per share ($61,812 ÷ 5,155 shares)		$11.99
Class K6 :
Net Asset Value, offering price and redemption price per share ($86,416 ÷ 7,203 shares)		$12.00
Class I :
Net Asset Value, offering price and redemption price per share ($61,703 ÷ 5,149 shares)		$11.98
Class Z :
Net Asset Value, offering price and redemption price per share ($110,866 ÷ 9,253 shares)		$11.98
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$23,899
Expenses
Management fee	$5,790
Distribution and service plan fees	1,111
Independent trustees' fees and expenses	2
Total expenses		6,903
Net Investment income (loss)		16,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,076)
Capital gain distributions from underlying funds:
Affiliated issuers	13,753
Total net realized gain (loss)		10,677
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	71,628
Total change in net unrealized appreciation (depreciation)		71,628
Net gain (loss)		82,305
Net increase (decrease) in net assets resulting from operations		$99,301
Statement of Changes in Net Assets

	Year ended March 31, 2026	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,996	$7,507
Net realized gain (loss)	10,677	1,849
Change in net unrealized appreciation (depreciation)	71,628	592
Net increase (decrease) in net assets resulting from operations	99,301	9,948
Distributions to shareholders	(18,925)	(8,733)

Share transactions - net increase (decrease)	1,719,871	713,427
Total increase (decrease) in net assets	1,800,247	714,642

Net Assets
Beginning of period	714,642	-
End of period	$2,514,889	$714,642

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2070 Fund Class A

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.12
Net realized and unrealized gain (loss)	1.86	.14
Total from investment operations	2.00	.26
Distributions from net investment income	(.12)	(.13)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.15)	(.15)
Net asset value, end of period	$11.96	$10.11
Total Return D,E	19.79%	2.54%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74%	.74% H
Expenses net of fee waivers, if any	.74%	.74% H
Expenses net of all reductions, if any	.74%	.74% H
Net investment income (loss)	1.18%	1.52% H
Supplemental Data
Net assets, end of period (000 omitted)	$75	$53
Portfolio turnover rate I	19%	20% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class M

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.10
Net realized and unrealized gain (loss)	1.86	.14
Total from investment operations	1.97	.24
Distributions from net investment income	(.10)	(.12)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.13)	(.13) D
Net asset value, end of period	$11.95	$10.11
Total Return E,F	19.46%	2.41%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99%	.99% I
Expenses net of fee waivers, if any	.99%	.99% I
Expenses net of all reductions, if any	.99%	.99% I
Net investment income (loss)	.93%	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$62	$51
Portfolio turnover rate J	19%	20% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class C

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.06
Net realized and unrealized gain (loss)	1.85	.15
Total from investment operations	1.90	.21
Distributions from net investment income	(.06)	(.09)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.09)	(.11)
Net asset value, end of period	$11.91	$10.10
Total Return D,E	18.81%	2.04%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.49%	1.49% H
Expenses net of fee waivers, if any	1.49%	1.49% H
Expenses net of all reductions, if any	1.49%	1.49% H
Net investment income (loss)	.43%	.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$72	$51
Portfolio turnover rate I	19%	20% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.14
Net realized and unrealized gain (loss)	1.86	.14
Total from investment operations	2.03	.28
Distributions from net investment income	(.15)	(.15)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.18)	(.16) D
Net asset value, end of period	$11.97	$10.12
Total Return E	20.09%	2.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.49% H
Expenses net of fee waivers, if any	.49%	.49% H
Expenses net of all reductions, if any	.49%	.49% H
Net investment income (loss)	1.43%	1.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,986	$347
Portfolio turnover rate I	19%	20% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund Class K

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.15
Net realized and unrealized gain (loss)	1.87	.13
Total from investment operations	2.05	.28
Distributions from net investment income	(.15)	(.15)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.18)	(.16) D
Net asset value, end of period	$11.99	$10.12
Total Return E	20.23%	2.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39% H
Expenses net of all reductions, if any	.39%	.39% H
Net investment income (loss)	1.53%	1.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$62	$51
Portfolio turnover rate I	19%	20% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Target Date 2070 Fund Class K6

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.15
Net realized and unrealized gain (loss)	1.87	.14
Total from investment operations	2.06	.29
Distributions from net investment income	(.16)	(.15)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.18) D	(.17)
Net asset value, end of period	$12.00	$10.12
Total Return E	20.42%	2.88%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29%	.29% H
Expenses net of fee waivers, if any	.29%	.29% H
Expenses net of all reductions, if any	.29%	.29% H
Net investment income (loss)	1.63%	1.96% H
Supplemental Data
Net assets, end of period (000 omitted)	$86	$59
Portfolio turnover rate I	19%	20% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class I

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.14
Net realized and unrealized gain (loss)	1.86	.14
Total from investment operations	2.03	.28
Distributions from net investment income	(.14)	(.14)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.17)	(.16)
Net asset value, end of period	$11.98	$10.12
Total Return D	20.04%	2.77%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.49%	.49% G
Expenses net of fee waivers, if any	.49%	.49% G
Expenses net of all reductions, if any	.49%	.49% G
Net investment income (loss)	1.44%	1.77% G
Supplemental Data
Net assets, end of period (000 omitted)	$62	$51
Portfolio turnover rate H	19%	20% G

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.15
Net realized and unrealized gain (loss)	1.86	.13
Total from investment operations	2.04	.28
Distributions from net investment income	(.15)	(.15)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.18)	(.16) D
Net asset value, end of period	$11.98	$10.12
Total Return E	20.20%	2.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39% H
Expenses net of all reductions, if any	.39%	.39% H
Net investment income (loss)	1.53%	1.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$111	$52
Portfolio turnover rate I	19%	20% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2026

1. Organization.
Fidelity Sustainable Target Date Retirement Fund (formerly Fidelity Sustainable Target Date Income Fund), Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund and Fidelity Sustainable Target Date 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Sustainable Target Date, Class K, Class K6, Class I and Class Z, each of which has equal rights as to assets and voting privileges. Class Z6 was consolidated into Class K6 on May 24, 2024. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Sustainable Target Date Retirement Fund	1,326,689	96,920	(14,661)	82,259
Fidelity Sustainable Target Date 2010 Fund	1,206,534	114,693	(13,808)	100,885
Fidelity Sustainable Target Date 2015 Fund	1,452,118	165,483	(17,359)	148,124
Fidelity Sustainable Target Date 2020 Fund	4,389,642	530,475	(23,707)	506,768
Fidelity Sustainable Target Date 2025 Fund	5,461,946	435,471	(67,304)	368,167
Fidelity Sustainable Target Date 2030 Fund	12,667,493	1,239,981	(151,532)	1,088,449
Fidelity Sustainable Target Date 2035 Fund	10,949,581	1,220,553	(106,363)	1,114,190
Fidelity Sustainable Target Date 2040 Fund	15,110,183	2,055,500	(117,974)	1,937,526
Fidelity Sustainable Target Date 2045 Fund	12,513,985	1,933,606	(108,344)	1,825,262
Fidelity Sustainable Target Date 2050 Fund	13,332,327	2,236,921	(91,149)	2,145,772
Fidelity Sustainable Target Date 2055 Fund	10,914,498	1,778,669	(96,023)	1,682,646
Fidelity Sustainable Target Date 2060 Fund	9,070,353	1,479,744	(91,289)	1,388,455
Fidelity Sustainable Target Date 2065 Fund	5,848,934	1,062,160	(53,296)	1,008,864
Fidelity Sustainable Target Date 2070 Fund	2,447,413	147,607	(79,032)	68,575

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Sustainable Target Date Retirement Fund	1,786	-	82,259
Fidelity Sustainable Target Date 2010 Fund	3,727	3,071	100,885
Fidelity Sustainable Target Date 2015 Fund	4,159	6,659	148,124
Fidelity Sustainable Target Date 2020 Fund	21,388	17,341	506,768
Fidelity Sustainable Target Date 2025 Fund	12,450	2,966	368,167
Fidelity Sustainable Target Date 2030 Fund	24,654	34,652	1,088,449
Fidelity Sustainable Target Date 2035 Fund	23,275	40,575	1,114,190
Fidelity Sustainable Target Date 2040 Fund	12,132	72,414	1,937,526
Fidelity Sustainable Target Date 2045 Fund	13,995	74,657	1,825,262
Fidelity Sustainable Target Date 2050 Fund	14,081	73,498	2,145,772
Fidelity Sustainable Target Date 2055 Fund	-	55,408	1,682,646
Fidelity Sustainable Target Date 2060 Fund	-	43,140	1,388,455
Fidelity Sustainable Target Date 2065 Fund	-	27,692	1,008,864
Fidelity Sustainable Target Date 2070 Fund	-	13,016	68,575

The tax character of distributions paid was as follows:

March 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Sustainable Target Date Retirement Fund	44,381	2,436	46,817
Fidelity Sustainable Target Date 2010 Fund	37,840	6,078	43,918
Fidelity Sustainable Target Date 2015 Fund	40,770	2,356	43,126
Fidelity Sustainable Target Date 2020 Fund	118,412	16,900	135,312
Fidelity Sustainable Target Date 2025 Fund	90,020	-	90,020
Fidelity Sustainable Target Date 2030 Fund	232,084	13,073	245,157
Fidelity Sustainable Target Date 2035 Fund	177,910	11,909	189,819
Fidelity Sustainable Target Date 2040 Fund	218,789	19,577	238,366
Fidelity Sustainable Target Date 2045 Fund	162,468	19,523	181,991
Fidelity Sustainable Target Date 2050 Fund	197,587	17,386	214,973
Fidelity Sustainable Target Date 2055 Fund	145,578	15,639	161,217
Fidelity Sustainable Target Date 2060 Fund	119,114	14,532	133,646
Fidelity Sustainable Target Date 2065 Fund	75,436	9,398	84,834
Fidelity Sustainable Target Date 2070 Fund	16,842	2,083	18,925

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Sustainable Target Date Retirement Fund	37,391	214	37,605
Fidelity Sustainable Target Date 2010 Fund	36,335	203	36,538
Fidelity Sustainable Target Date 2015 Fund	37,761	2,769	40,530
Fidelity Sustainable Target Date 2020 Fund	52,599	500	53,099
Fidelity Sustainable Target Date 2025 Fund	48,269	-	48,269
Fidelity Sustainable Target Date 2030 Fund	116,336	1,487	117,823
Fidelity Sustainable Target Date 2035 Fund	88,732	1,213	89,945
Fidelity Sustainable Target Date 2040 Fund	97,069	1,650	98,719
Fidelity Sustainable Target Date 2045 Fund	92,814	-	92,814
Fidelity Sustainable Target Date 2050 Fund	92,429	-	92,429
Fidelity Sustainable Target Date 2055 Fund	78,154	1,245	79,399
Fidelity Sustainable Target Date 2060 Fund	66,817	1,274	68,091
Fidelity Sustainable Target Date 2065 Fund	45,792	193	45,985
Fidelity Sustainable Target Date 2070 FundA	8,733	-	8,733

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Target Date Retirement Fund	654,981	486,172
Fidelity Sustainable Target Date 2010 Fund	486,383	373,350
Fidelity Sustainable Target Date 2015 Fund	571,168	386,898
Fidelity Sustainable Target Date 2020 Fund	3,806,720	1,413,041
Fidelity Sustainable Target Date 2025 Fund	4,533,678	1,172,723
Fidelity Sustainable Target Date 2030 Fund	10,596,159	4,604,268
Fidelity Sustainable Target Date 2035 Fund	8,236,397	2,357,557
Fidelity Sustainable Target Date 2040 Fund	11,422,612	3,665,933
Fidelity Sustainable Target Date 2045 Fund	8,742,644	3,069,743
Fidelity Sustainable Target Date 2050 Fund	9,660,418	3,510,288
Fidelity Sustainable Target Date 2055 Fund	6,887,309	1,957,942
Fidelity Sustainable Target Date 2060 Fund	5,886,482	2,146,233
Fidelity Sustainable Target Date 2065 Fund	3,517,300	1,079,913
Fidelity Sustainable Target Date 2070 Fund	1,974,785	242,342
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Sustainable Target Date Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z)
Fidelity Sustainable Target Date Retirement Fund	.41%	.31%
Fidelity Sustainable Target Date 2010 Fund	.41%	.31%
Fidelity Sustainable Target Date 2015 Fund	.42%	.32%
Fidelity Sustainable Target Date 2020 Fund	.43%	.33%
Fidelity Sustainable Target Date 2025 Fund	.44%	.34%
Fidelity Sustainable Target Date 2030 Fund	.46%	.36%
Fidelity Sustainable Target Date 2035 Fund	.47%	.37%
Fidelity Sustainable Target Date 2040 Fund	.48%	.38%
Fidelity Sustainable Target Date 2045 Fund	.49%	.39%
Fidelity Sustainable Target Date 2050 Fund	.49%	.39%
Fidelity Sustainable Target Date 2055 Fund	.49%	.39%
Fidelity Sustainable Target Date 2060 Fund	.49%	.39%
Fidelity Sustainable Target Date 2065 Fund	.49%	.39%
Fidelity Sustainable Target Date 2070 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6)
Fidelity Sustainable Target Date Retirement Fund	.21%
Fidelity Sustainable Target Date 2010 Fund	.21%
Fidelity Sustainable Target Date 2015 Fund	.22%
Fidelity Sustainable Target Date 2020 Fund	.23%
Fidelity Sustainable Target Date 2025 Fund	.24%
Fidelity Sustainable Target Date 2030 Fund	.26%
Fidelity Sustainable Target Date 2035 Fund	.27%
Fidelity Sustainable Target Date 2040 Fund	.28%
Fidelity Sustainable Target Date 2045 Fund	.29%
Fidelity Sustainable Target Date 2050 Fund	.29%
Fidelity Sustainable Target Date 2055 Fund	.29%
Fidelity Sustainable Target Date 2060 Fund	.29%
Fidelity Sustainable Target Date 2065 Fund	.29%
Fidelity Sustainable Target Date 2070 Fund	.29%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Sustainable Target Date Retirement Fund
Class A	- %	.25%	295	276
Class M	.25%	.25%	550	550
Class C	.75%	.25%	1,095	1,095
			1,940	1,921
Fidelity Sustainable Target Date 2010 Fund
Class A	- %	.25%	342	333
Class M	.25%	.25%	552	552
Class C	.75%	.25%	1,153	1,103
			2,047	1,988
Fidelity Sustainable Target Date 2015 Fund
Class A	- %	.25%	772	284
Class M	.25%	.25%	568	568
Class C	.75%	.25%	1,135	1,135
			2,475	1,987
Fidelity Sustainable Target Date 2020 Fund
Class A	- %	.25%	421	296
Class M	.25%	.25%	590	590
Class C	.75%	.25%	1,261	1,261
			2,272	2,147
Fidelity Sustainable Target Date 2025 Fund
Class A	- %	.25%	626	303
Class M	.25%	.25%	608	608
Class C	.75%	.25%	1,387	1,239
			2,621	2,150
Fidelity Sustainable Target Date 2030 Fund
Class A	- %	.25%	2,886	337
Class M	.25%	.25%	3,374	625
Class C	.75%	.25%	2,368	2,313
			8,628	3,275
Fidelity Sustainable Target Date 2035 Fund
Class A	- %	.25%	819	323
Class M	.25%	.25%	836	651
Class C	.75%	.25%	1,849	1,777
			3,504	2,751
Fidelity Sustainable Target Date 2040 Fund
Class A	- %	.25%	1,111	346
Class M	.25%	.25%	1,584	681
Class C	.75%	.25%	2,124	2,115
			4,819	3,142
Fidelity Sustainable Target Date 2045 Fund
Class A	- %	.25%	1,256	352
Class M	.25%	.25%	812	699
Class C	.75%	.25%	1,768	1,735
			3,836	2,786
Fidelity Sustainable Target Date 2050 Fund
Class A	- %	.25%	544	357
Class M	.25%	.25%	1,160	700
Class C	.75%	.25%	2,907	2,864
			4,611	3,921
Fidelity Sustainable Target Date 2055 Fund
Class A	- %	.25%	645	369
Class M	.25%	.25%	1,126	700
Class C	.75%	.25%	2,903	2,899
			4,674	3,968
Fidelity Sustainable Target Date 2060 Fund
Class A	- %	.25%	1,193	305
Class M	.25%	.25%	870	699
Class C	.75%	.25%	1,677	1,650
			3,740	2,654
Fidelity Sustainable Target Date 2065 Fund
Class A	- %	.25%	594	366
Class M	.25%	.25%	712	701
Class C	.75%	.25%	1,817	1,812
			3,123	2,879
Fidelity Sustainable Target Date 2070 Fund
Class A	- %	.25%	163	156
Class M	.25%	.25%	296	294
Class C	.75%	.25%	652	652
			1,111	1,102

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Sustainable Target Date 2010 Fund
Class A	243
243
Fidelity Sustainable Target Date 2025 Fund
Class A	1,849
1,849
Fidelity Sustainable Target Date 2030 Fund
Class A	209
209
Fidelity Sustainable Target Date 2035 Fund
Class A	683
Class M	18
Class CA	18
719
Fidelity Sustainable Target Date 2040 Fund
Class A	676
Class M	53
Class CA	34
763
Fidelity Sustainable Target Date 2045 Fund
Class A	2,053
Class M	65
Class CA	35
2,153
Fidelity Sustainable Target Date 2050 Fund
Class A	312
Class M	40
Class CA	3
355
Fidelity Sustainable Target Date 2055 Fund
Class A	584
Class M	80
664
Fidelity Sustainable Target Date 2060 Fund
Class A	548
Class M	4
552
Fidelity Sustainable Target Date 2065 Fund
Class A	276
Class M	21
297
Fidelity Sustainable Target Date 2070 Fund
Class A	54
54

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2026	Year ended March 31, 2025A
Fidelity Sustainable Target Date Retirement Fund
Distributions to shareholders
Class A	$3,806	$3,274
Class M	3,287	3,003
Class C	2,743	2,451
Fidelity Sustainable Target Date Retirement Fund	13,051	8,926
Class K	4,157	3,754
Class K6	11,985	8,294
Class I	3,826	3,590
Class Z	3,962	3,603
Class Z6	-	710
Total	$46,817	$37,605
Fidelity Sustainable Target Date 2010 Fund
Distributions to shareholders
Class A	$4,718	$3,270
Class M	3,470	2,950
Class C	3,278	2,300
Fidelity Sustainable Target Date 2010 Fund	11,186	8,812
Class K	4,388	3,843
Class K6	8,748	6,982
Class I	4,010	3,711
Class Z	4,120	3,730
Class Z6	-	940
Total	$43,918	$36,538
Fidelity Sustainable Target Date 2015 Fund
Distributions to shareholders
Class A	$9,025	$8,024
Class M	3,050	2,980
Class C	2,500	2,450
Fidelity Sustainable Target Date 2015 Fund	9,255	8,654
Class K	3,936	3,712
Class K6	8,050	6,660
Class I	3,600	3,510
Class Z	3,710	3,610
Class Z6	-	930
Total	$43,126	$40,530
Fidelity Sustainable Target Date 2020 Fund
Distributions to shareholders
Class A	$4,374	$3,797
Class M	2,850	2,410
Class C	2,794	1,860
Fidelity Sustainable Target Date 2020 Fund	90,247	21,155
Class K	3,660	3,129
Class K6	23,824	13,535
Class I	4,073	3,563
Class Z	3,490	3,060
Class Z6	-	590
Total	$135,312	$53,099
Fidelity Sustainable Target Date 2025 Fund
Distributions to shareholders
Class A	$4,499	$2,654
Class M	1,920	1,990
Class C	1,695	1,451
Fidelity Sustainable Target Date 2025 Fund	57,385	20,288
Class K	2,728	2,715
Class K6	14,664	11,847
Class I	4,519	4,354
Class Z	2,610	2,660
Class Z6	-	310
Total	$90,020	$48,269
Fidelity Sustainable Target Date 2030 Fund
Distributions to shareholders
Class A	$19,552	$18,991
Class M	11,510	10,830
Class C	3,594	1,230
Fidelity Sustainable Target Date 2030 Fund	143,898	64,921
Class K	2,962	2,410
Class K6	52,297	13,964
Class I	7,427	2,787
Class Z	3,917	2,370
Class Z6	-	320
Total	$245,157	$117,823
Fidelity Sustainable Target Date 2035 Fund
Distributions to shareholders
Class A	$5,749	$4,813
Class M	2,454	1,631
Class C	2,097	1,195
Fidelity Sustainable Target Date 2035 Fund	107,843	41,617
Class K	2,676	2,366
Class K6	60,052	33,692
Class I	2,716	2,051
Class Z	6,232	2,330
Class Z6	-	250
Premier Class	-	-
Total	$189,819	$89,945
Fidelity Sustainable Target Date 2040 Fund
Distributions to shareholders
Class A	$6,789	$4,583
Class M	5,121	1,735
Class C	2,133	977
Fidelity Sustainable Target Date 2040 Fund	157,990	69,786
Class K	2,387	2,032
Class K6	58,546	15,317
Class I	2,639	2,159
Class Z	2,761	2,010
Class Z6	-	120
Total	$238,366	$98,719
Fidelity Sustainable Target Date 2045 Fund
Distributions to shareholders
Class A	$8,158	$4,120
Class M	1,988	1,371
Class C	1,575	889
Fidelity Sustainable Target Date 2045 Fund	124,061	64,302
Class K	2,324	1,861
Class K6	39,264	16,081
Class I	2,361	2,290
Class Z	2,260	1,840
Class Z6	-	60
Total	$181,991	$92,814
Fidelity Sustainable Target Date 2050 Fund
Distributions to shareholders
Class A	$3,064	$1,895
Class M	2,566	1,690
Class C	2,717	771
Fidelity Sustainable Target Date 2050 Fund	161,033	64,734
Class K	2,291	1,800
Class K6	36,232	16,418
Class I	3,626	3,281
Class Z	3,444	1,780
Class Z6	-	60
Total	$214,973	$92,429
Fidelity Sustainable Target Date 2055 Fund
Distributions to shareholders
Class A	$4,626	$1,738
Class M	2,648	1,943
Class C	2,575	1,097
Fidelity Sustainable Target Date 2055 Fund	123,046	55,571
Class K	2,281	1,830
Class K6	21,354	13,068
Class I	2,467	2,282
Class Z	2,220	1,810
Class Z6	-	60
Total	$161,217	$79,399
Fidelity Sustainable Target Date 2060 Fund
Distributions to shareholders
Class A	$8,976	$3,373
Class M	2,110	1,605
Class C	1,476	860
Fidelity Sustainable Target Date 2060 Fund	97,338	46,262
Class K	2,293	1,881
Class K6	16,602	9,970
Class I	2,621	2,210
Class Z	2,230	1,860
Class Z6	-	70
Total	$133,646	$68,091
Fidelity Sustainable Target Date 2065 Fund
Distributions to shareholders
Class A	$3,568	$1,946
Class M	1,623	1,280
Class C	1,784	835
Fidelity Sustainable Target Date 2065 Fund	60,413	30,217
Class K	2,272	1,861
Class K6	7,762	6,077
Class I	2,716	1,806
Class Z	4,696	1,913
Class Z6	-	50
Total	$84,834	$45,985
Fidelity Sustainable Target Date 2070 Fund
Distributions to shareholders
Class A	$835	$729
Class M	640	660
Class C	485	525
Fidelity Sustainable Target Date 2070 Fund	12,547	3,514
Class K	891	815
Class K6	1,161	885
Class I	845	790
Class Z	1,521	815
Total	$18,925	$8,733

A Distributions for Fidelity Sustainable Target Date 2070 Fund are for the period June 28, 2024 (commencement of operations) through March 31, 2025.
7. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2026	Year ended March 31, 2025A	Year ended March 31, 2026	Year ended March 31, 2025A
Fidelity Sustainable Target Date Retirement Fund
Class A
Shares sold	5,225	176	$54,290	$1,848
Reinvestment of distributions	356	138	3,806	1,404
Shares redeemed	(5,247)	(150)	(54,463)	(1,556)
Net increase (decrease)	334	164	$3,633	$1,696
Class M
Shares sold	-	5	$-	$48
Reinvestment of distributions	307	127	3,287	1,293
Shares redeemed	-	(5)	-	(49)
Net increase (decrease)	307	127	$3,287	$1,292
Class C
Reinvestment of distributions	256	108	$2,743	$1,101
Net increase (decrease)	256	108	$2,743	$1,101
Fidelity Sustainable Target Date Retirement Fund
Shares sold	13,644	12,617	$146,041	$130,654
Reinvestment of distributions	1,195	857	12,809	8,775
Shares redeemed	(4,407)	(6,691)	(47,261)	(69,104)
Net increase (decrease)	10,432	6,783	$111,589	$70,325
Class K
Reinvestment of distributions	388	367	$4,157	$3,754
Net increase (decrease)	388	367	$4,157	$3,754
Class K6
Shares sold	7,290	10,884	$76,211	$110,613
Reinvestment of distributions	1,119	665	11,985	6,804
Shares redeemed	(4,647)	(836)	(50,720)	(8,666)
Net increase (decrease)	3,762	10,713	$37,476	$108,751
Class I
Shares sold	-	5,125	$-	$53,352
Reinvestment of distributions	357	152	3,826	1,550
Shares redeemed	-	(5,133)	-	(53,173)
Net increase (decrease)	357	144	$3,826	$1,729
Class Z
Shares sold	-	-	$-	$4
Reinvestment of distributions	370	146	3,962	1,493
Shares redeemed	-	-	-	(4)
Net increase (decrease)	370	146	$3,962	$1,493
Class Z6
Shares redeemed	-	(10,000)	-	(101,540)
Net increase (decrease)	-	(10,000)	$-	$(101,540)
Fidelity Sustainable Target Date 2010 Fund
Class A
Shares sold	2,869	-	$30,628	$-
Reinvestment of distributions	86	-	948	-
Shares redeemed	(212)	-	(2,347)	-
Net increase (decrease)	2,743	-	$29,229	$-
Class C
Shares sold	995	-	$11,246	$-
Reinvestment of distributions	25	-	278	-
Net increase (decrease)	1,020	-	$11,524	$-
Fidelity Sustainable Target Date 2010 Fund
Shares sold	7,654	5,651	$84,388	$59,654
Reinvestment of distributions	994	839	10,942	8,671
Shares redeemed	(2,430)	(471)	(27,114)	(5,032)
Net increase (decrease)	6,218	6,019	$68,216	$63,293
Class K
Reinvestment of distributions	399	372	$4,388	$3,843
Net increase (decrease)	399	372	$4,388	$3,843
Class K6
Shares sold	-	10,003	$-	$103,331
Reinvestment of distributions	410	389	4,516	4,022
Net increase (decrease)	410	10,392	$4,516	$107,353
Class I
Reinvestment of distributions	-	11	$-	$111
Shares redeemed	-	(317)	-	(3,328)
Net increase (decrease)	-	(306)	$-	$(3,217)
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(103,331)
Net increase (decrease)	-	(10,000)	$-	$(103,331)
Fidelity Sustainable Target Date 2015 Fund
Class A
Shares sold	-	16,621	$-	$180,335
Reinvestment of distributions	500	427	5,695	4,504
Net increase (decrease)	500	17,048	$5,695	$184,839
Fidelity Sustainable Target Date 2015 Fund
Shares sold	16,322	4,238	$189,216	$46,134
Reinvestment of distributions	773	793	8,836	8,359
Shares redeemed	(2,866)	(4,104)	(32,218)	(44,846)
Net increase (decrease)	14,229	927	$165,834	$9,647
Class K
Reinvestment of distributions	345	352	$3,936	$3,712
Net increase (decrease)	345	352	$3,936	$3,712
Class K6
Shares sold	469	10,001	$5,302	$105,211
Reinvestment of distributions	370	365	4,220	3,849
Net increase (decrease)	839	10,366	$9,522	$109,060
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(105,211)
Net increase (decrease)	-	(10,000)	$-	$(105,211)
Fidelity Sustainable Target Date 2020 Fund
Class A
Shares sold	149	-	$1,764	$-
Reinvestment of distributions	108	103	1,294	1,117
Shares redeemed	(90)	(96)	(1,098)	(1,072)
Net increase (decrease)	167	7	$1,960	$45
Class C
Shares sold	1,259	-	$15,088	$-
Reinvestment of distributions	25	-	304	-
Shares redeemed	(4)	-	(50)	-
Net increase (decrease)	1,280	-	$15,342	$-
Fidelity Sustainable Target Date 2020 Fund
Shares sold	223,497	21,948	$2,438,877	$249,236
Reinvestment of distributions	7,516	1,930	89,601	20,881
Shares redeemed	(32,690)	(3,380)	(388,819)	(38,213)
Net increase (decrease)	198,323	20,498	$2,139,659	$231,904
Class K
Reinvestment of distributions	306	289	$3,660	$3,129
Net increase (decrease)	306	289	$3,660	$3,129
Class K6
Shares sold	23,628	15,348	$264,596	$166,647
Reinvestment of distributions	1,687	1,011	20,203	10,945
Shares redeemed	(4,093)	(3,716)	(48,881)	(40,273)
Net increase (decrease)	21,222	12,643	$235,918	$137,319
Class I
Reinvestment of distributions	59	56	$704	$603
Net increase (decrease)	59	56	$704	$603
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(107,624)
Net increase (decrease)	-	(10,000)	$-	$(107,624)
Fidelity Sustainable Target Date 2025 Fund
Class A
Shares sold	19,724	1,694	$228,686	$19,225
Reinvestment of distributions	181	35	2,259	385
Shares redeemed	(11,259)	-	(132,440)	-
Net increase (decrease)	8,646	1,729	$98,505	$19,610
Class C
Shares sold	633	1,218	$7,786	$13,802
Reinvestment of distributions	21	-	265	1
Net increase (decrease)	654	1,218	$8,051	$13,803
Fidelity Sustainable Target Date 2025 Fund
Shares sold	267,041	42,502	$3,288,409	$484,582
Reinvestment of distributions	3,772	1,201	46,943	13,271
Shares redeemed	(22,589)	(20,151)	(273,837)	(230,605)
Net increase (decrease)	248,224	23,552	$3,061,515	$267,248
Class K
Reinvestment of distributions	220	246	$2,728	$2,715
Net increase (decrease)	220	246	$2,728	$2,715
Class K6
Shares sold	14,108	19,606	$166,574	$217,471
Reinvestment of distributions	962	849	11,923	9,376
Shares redeemed	(1,319)	(5,868)	(16,204)	(66,117)
Net increase (decrease)	13,751	14,587	$162,293	$160,730
Class I
Shares sold	-	7,904	$-	$90,652
Reinvestment of distributions	163	156	2,019	1,724
Net increase (decrease)	163	8,060	$2,019	$92,376
Class Z
Shares sold	13	-	$169	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	13	-	$169	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(109,429)
Net increase (decrease)	-	(10,000)	$-	$(109,429)
Fidelity Sustainable Target Date 2030 Fund
Class A
Shares sold	50,539	55,011	$628,051	$632,703
Reinvestment of distributions	1,361	1,487	17,231	16,791
Shares redeemed	(67,147)	(11,800)	(838,158)	(136,969)
Net increase (decrease)	(15,247)	44,698	$(192,876)	$512,525
Class M
Shares sold	-	42,289	$-	$497,648
Reinvestment of distributions	741	769	9,380	8,690
Net increase (decrease)	741	43,058	$9,380	$506,338
Class C
Shares sold	9,459	91	$109,152	$1,053
Reinvestment of distributions	142	6	1,784	50
Shares redeemed	-	(1)	-	(1)
Net increase (decrease)	9,601	96	$110,936	$1,102
Fidelity Sustainable Target Date 2030 Fund
Shares sold	511,631	274,063	$6,559,309	$3,164,895
Reinvestment of distributions	11,037	5,233	140,358	59,126
Shares redeemed	(191,224)	(91,672)	(2,424,352)	(1,059,049)
Net increase (decrease)	331,444	187,624	$4,275,315	$2,164,972
Class K
Reinvestment of distributions	234	213	$2,961	$2,410
Net increase (decrease)	234	213	$2,961	$2,410
Class K6
Shares sold	140,804	21,768	$1,670,504	$246,743
Reinvestment of distributions	3,843	1,042	49,287	11,774
Shares redeemed	(6,365)	(2,103)	(81,074)	(23,987)
Net increase (decrease)	138,282	20,707	$1,638,717	$234,530
Class I
Shares sold	4,658	9,876	$60,354	$114,342
Reinvestment of distributions	360	47	4,577	527
Net increase (decrease)	5,018	9,923	$64,931	$114,869
Class Z
Shares sold	2,768	1,118	$36,089	$12,739
Reinvestment of distributions	78	-	1,007	-
Shares redeemed	-	-	-	(4)
Net increase (decrease)	2,846	1,118	$37,096	$12,735
Class Z6
Shares redeemed	-	(10,000)	$-	$(111,596)
Net increase (decrease)	-	(10,000)	$-	$(111,596)
Fidelity Sustainable Target Date 2035 Fund
Class A
Shares sold	14,857	10,227	$198,213	$120,950
Reinvestment of distributions	283	255	3,764	2,983
Shares redeemed	(531)	(5,772)	(7,123)	(69,528)
Net increase (decrease)	14,609	4,710	$194,854	$54,405
Class M
Shares sold	608	2,510	$7,949	$30,000
Reinvestment of distributions	42	-	554	1
Shares redeemed	(401)	-	(5,338)	-
Net increase (decrease)	249	2,510	$3,165	$30,001
Class C
Shares sold	2,899	3,628	$38,293	$43,194
Reinvestment of distributions	50	-	668	4
Shares redeemed	(1,205)	(103)	(15,501)	(1,243)
Net increase (decrease)	1,744	3,525	$23,460	$41,955
Fidelity Sustainable Target Date 2035 Fund
Shares sold	361,457	208,051	$4,755,279	$2,471,519
Reinvestment of distributions	7,489	3,149	99,773	36,732
Shares redeemed	(62,902)	(79,000)	(829,624)	(938,485)
Net increase (decrease)	306,044	132,200	$4,025,428	$1,569,766
Class K
Reinvestment of distributions	202	203	$2,676	$2,366
Net increase (decrease)	202	203	$2,676	$2,366
Class K6
Shares sold	120,202	39,155	$1,483,998	$458,579
Reinvestment of distributions	4,302	2,697	57,332	31,471
Shares redeemed	(20,155)	(13,827)	(259,380)	(162,828)
Net increase (decrease)	104,349	28,025	$1,281,950	$327,222
Class I
Shares sold	8,719	13,016	$118,748	$150,000
Reinvestment of distributions	19	-	257	1
Shares redeemed	-	(25,315)	-	(290,656)
Net increase (decrease)	8,738	(12,299)	$119,005	$(140,655)
Class Z
Shares sold	13,704	2,897	$178,650	$34,444
Reinvestment of distributions	263	-	3,532	-
Shares redeemed	-	-	-	(4)
Net increase (decrease)	13,967	2,897	$182,182	$34,440
Class Z6
Shares redeemed	-	(10,000)	$-	$(114,809)
Net increase (decrease)	-	(10,000)	$-	$(114,809)
Fidelity Sustainable Target Date 2040 Fund
Class A
Shares sold	9,166	13,430	$122,417	$167,691
Reinvestment of distributions	340	236	4,778	2,872
Shares redeemed	(8,194)	(10,000)	(116,424)	(123,322)
Net increase (decrease)	1,312	3,666	$10,771	$47,241
Class M
Shares sold	16,300	1,372	$219,654	$16,683
Reinvestment of distributions	220	23	3,151	284
Shares redeemed	(4)	(88)	(60)	(1,085)
Net increase (decrease)	16,516	1,307	$222,745	$15,882
Class C
Shares sold	7,302	130	$95,017	$1,599
Reinvestment of distributions	53	1	753	8
Shares redeemed	(276)	(2)	(3,792)	(30)
Net increase (decrease)	7,079	129	$91,978	$1,577
Fidelity Sustainable Target Date 2040 Fund
Shares sold	503,702	371,413	$7,037,997	$4,523,716
Reinvestment of distributions	10,598	5,441	150,119	66,074
Shares redeemed	(149,364)	(78,659)	(2,110,264)	(969,239)
Net increase (decrease)	364,936	298,195	$5,077,852	$3,620,551
Class K
Reinvestment of distributions	169	167	$2,387	$2,032
Net increase (decrease)	169	167	$2,387	$2,032
Class K6
Shares sold	182,928	50,669	$2,383,396	$612,743
Reinvestment of distributions	3,920	1,094	56,066	13,296
Shares redeemed	(13,125)	(3,843)	(177,599)	(46,851)
Net increase (decrease)	173,723	47,920	$2,261,863	$579,188
Class I
Shares sold	889	447	$12,829	$5,591
Reinvestment of distributions	30	22	418	269
Shares redeemed	(59)	(88)	(830)	(1,097)
Net increase (decrease)	860	381	$12,417	$4,763
Class Z
Shares sold	1,887	147	$25,532	$1,835
Reinvestment of distributions	29	-	421	-
Shares redeemed	(1,522)	-	(22,445)	(4)
Net increase (decrease)	394	147	$3,508	$1,831
Class Z6
Shares redeemed	-	(10,000)	$-	$(118,813)
Net increase (decrease)	-	(10,000)	$-	$(118,813)
Fidelity Sustainable Target Date 2045 Fund
Class A
Shares sold	24,872	14,138	$350,991	$174,950
Reinvestment of distributions	421	196	6,098	2,410
Shares redeemed	(2,879)	(166)	(41,049)	(2,004)
Net increase (decrease)	22,414	14,168	$316,040	$175,356
Class M
Shares sold	1,104	958	$15,393	$11,639
Reinvestment of distributions	21	7	298	90
Shares redeemed	(6)	-	(90)	-
Net increase (decrease)	1,119	965	$15,601	$11,729
Class C
Shares sold	3,257	553	$43,772	$6,889
Reinvestment of distributions	23	3	334	39
Shares redeemed	(294)	(5)	(4,231)	(60)
Net increase (decrease)	2,986	551	$39,875	$6,868
Fidelity Sustainable Target Date 2045 Fund
Shares sold	403,584	359,679	$5,678,417	$4,468,039
Reinvestment of distributions	8,096	5,078	116,753	62,489
Shares redeemed	(132,904)	(61,503)	(1,893,847)	(769,435)
Net increase (decrease)	278,776	303,254	$3,901,323	$3,761,093
Class K
Reinvestment of distributions	161	151	$2,324	$1,861
Net increase (decrease)	161	151	$2,324	$1,861
Class K6
Shares sold	103,410	27,348	$1,356,401	$334,313
Reinvestment of distributions	2,527	1,149	36,883	14,151
Shares redeemed	(7,592)	(4,255)	(108,621)	(53,638)
Net increase (decrease)	98,345	24,242	$1,284,663	$294,826
Class I
Shares sold	4,080	647	$61,203	$8,016
Reinvestment of distributions	13	43	191	530
Shares redeemed	(480)	(2,767)	(7,101)	(33,939)
Net increase (decrease)	3,613	(2,077)	$54,293	$(25,393)
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-

Class Z6
Shares redeemed	-	(10,000)	$-	$(119,946)
Net increase (decrease)	-	(10,000)	$-	$(119,946)
Fidelity Sustainable Target Date 2050 Fund
Class A
Shares sold	5,080	1,935	$71,974	$23,372
Reinvestment of distributions	78	36	1,133	445
Shares redeemed	(81)	(2)	(1,059)	(30)
Net increase (decrease)	5,077	1,969	$72,048	$23,787
Class M
Shares sold	4,752	5,036	$68,986	$60,358
Reinvestment of distributions	65	36	926	440
Shares redeemed	(4)	-	(60)	-
Net increase (decrease)	4,813	5,072	$69,852	$60,798
Class C
Shares sold	10,779	2,670	$140,580	$33,357
Reinvestment of distributions	103	1	1,468	11
Shares redeemed	(44)	(2)	(581)	(30)
Net increase (decrease)	10,838	2,669	$141,467	$33,338
Fidelity Sustainable Target Date 2050 Fund
Shares sold	490,072	326,467	$6,844,607	$4,041,015
Reinvestment of distributions	10,388	4,956	150,939	61,030
Shares redeemed	(158,686)	(51,504)	(2,315,604)	(646,602)
Net increase (decrease)	341,774	279,919	$4,679,942	$3,455,443
Class K
Reinvestment of distributions	158	146	$2,291	$1,800
Net increase (decrease)	158	146	$2,291	$1,800
Class K6
Shares sold	87,053	30,888	$1,160,455	$377,397
Reinvestment of distributions	2,316	1,182	33,861	14,557
Shares redeemed	(12,489)	(6,234)	(177,866)	(77,671)
Net increase (decrease)	76,880	25,836	$1,016,450	$314,283
Class I
Shares sold	921	6,156	$13,681	$75,703
Reinvestment of distributions	103	127	1,495	1,561
Shares redeemed	(2)	(2,440)	(30)	(29,824)
Net increase (decrease)	1,022	3,843	$15,146	$47,440
Class Z
Shares sold	6,179	-	$86,170	$4
Reinvestment of distributions	78	-	1,153	-
Shares redeemed	-	-	-	(4)
Net increase (decrease)	6,257	-	$87,323	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(119,946)
Net increase (decrease)	-	(10,000)	$-	$(119,946)
Fidelity Sustainable Target Date 2055 Fund
Class A
Shares sold	13,987	1,116	$199,986	$13,967
Reinvestment of distributions	172	17	2,526	208
Shares redeemed	(88)	(2)	(1,269)	(30)
Net increase (decrease)	14,071	1,131	$201,243	$14,145
Class M
Shares sold	1,358	210	$18,581	$2,635
Reinvestment of distributions	71	56	1,018	684
Shares redeemed	(529)	(2)	(7,173)	(25)
Net increase (decrease)	900	264	$12,426	$3,294
Class C
Shares sold	13,010	1,622	$171,326	$20,340
Reinvestment of distributions	90	12	1,305	147
Shares redeemed	(1,634)	-	(23,137)	-
Net increase (decrease)	11,466	1,634	$149,494	$20,487
Fidelity Sustainable Target Date 2055 Fund
Shares sold	368,435	334,626	$5,181,761	$4,116,506
Reinvestment of distributions	7,677	4,149	111,343	51,077
Shares redeemed	(85,155)	(85,258)	(1,220,612)	(1,068,211)
Net increase (decrease)	290,957	253,517	$4,072,492	$3,099,372
Class K
Reinvestment of distributions	158	148	$2,281	$1,830
Net increase (decrease)	158	148	$2,281	$1,830
Class K6
Shares sold	45,368	23,509	$623,184	$287,268
Reinvestment of distributions	1,306	908	19,013	11,187
Shares redeemed	(12,274)	(4,232)	(169,685)	(53,306)
Net increase (decrease)	34,400	20,185	$472,512	$245,149
Class I
Shares sold	1,267	2,985	$16,437	$37,457
Reinvestment of distributions	28	42	396	522
Shares redeemed	(3,650)	(2)	(49,306)	(30)
Net increase (decrease)	(2,355)	3,025	$(32,473)	$37,949
Class Z
Shares sold	424	-	$5,542	$4
Shares redeemed	(424)	-	(5,850)	(4)
Net increase (decrease)	-	-	$(308)	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(119,986)
Net increase (decrease)	-	(10,000)	$-	$(119,986)
Fidelity Sustainable Target Date 2060 Fund
Class A
Shares sold	28,055	4,366	$403,565	$54,085
Reinvestment of distributions	469	146	6,846	1,794
Shares redeemed	(1,668)	(9)	(24,624)	(112)
Net increase (decrease)	26,856	4,503	$385,787	$55,767
Class M
Shares sold	695	123	$9,946	$1,567
Reinvestment of distributions	31	23	450	284
Shares redeemed	(20)	(2)	(244)	(30)
Net increase (decrease)	706	144	$10,152	$1,821
Class C
Shares sold	3,519	274	$48,469	$3,447
Reinvestment of distributions	18	-	266	-
Shares redeemed	(206)	-	(3,000)	-
Net increase (decrease)	3,331	274	$45,735	$3,447
Fidelity Sustainable Target Date 2060 Fund
Shares sold	295,692	289,618	$4,183,852	$3,562,466
Reinvestment of distributions	6,185	3,410	89,826	41,946
Shares redeemed	(98,123)	(52,700)	(1,362,764)	(662,705)
Net increase (decrease)	203,754	240,328	$2,910,914	$2,941,707
Class K
Reinvestment of distributions	158	153	$2,293	$1,881
Net increase (decrease)	158	153	$2,293	$1,881
Class K6
Shares sold	28,174	24,477	$383,771	$298,711
Reinvestment of distributions	977	653	14,251	8,039
Shares redeemed	(4,092)	(5,278)	(58,300)	(66,533)
Net increase (decrease)	25,059	19,852	$339,722	$240,217
Class I
Shares sold	233	2,150	$3,072	$27,993
Reinvestment of distributions	34	30	491	370
Shares redeemed	(1)	(83)	(15)	(1,022)
Net increase (decrease)	266	2,097	$3,548	$27,341
Class Z
Shares sold	-	-	$-	$4
Shares redeemed	-	-	-	(4)
Net increase (decrease)	-	-	$-	$-
Class Z6
Shares redeemed	-	(10,000)	$-	$(119,931)
Net increase (decrease)	-	(10,000)	$-	$(119,931)
Fidelity Sustainable Target Date 2065 Fund
Class A
Shares sold	7,554	10,832	$108,013	$137,358
Reinvestment of distributions	111	30	1,607	366
Shares redeemed	(100)	(6,915)	(1,483)	(87,411)
Net increase (decrease)	7,565	3,947	$108,137	$50,313
Class M
Shares sold	296	-	$3,949	$-
Reinvestment of distributions	2	-	33	-
Shares redeemed	(3)	-	(45)	-
Net increase (decrease)	295	-	$3,937	$-
Class C
Shares sold	6,335	83	$88,960	$1,035
Reinvestment of distributions	33	-	474	4
Shares redeemed	(14)	(2)	(200)	(30)
Net increase (decrease)	6,354	81	$89,234	$1,009
Fidelity Sustainable Target Date 2065 Fund
Shares sold	176,630	139,390	$2,512,036	$1,725,229
Reinvestment of distributions	3,877	2,298	56,041	28,297
Shares redeemed	(39,492)	(24,554)	(565,542)	(309,699)
Net increase (decrease)	141,015	117,134	$2,002,535	$1,443,827
Class K
Reinvestment of distributions	158	151	$2,272	$1,861
Net increase (decrease)	158	151	$2,272	$1,861
Class K6
Shares sold	7,286	18,114	$100,147	$220,534
Reinvestment of distributions	376	337	5,421	4,157
Shares redeemed	(5,078)	(6,982)	(69,448)	(88,436)
Net increase (decrease)	2,584	11,469	$36,120	$136,255
Class I
Shares sold	351	2,418	$5,043	$29,525
Reinvestment of distributions	43	5	626	66
Shares redeemed	(1)	-	(8)	-
Net increase (decrease)	393	2,423	$5,661	$29,591
Class Z
Shares sold	11,965	400	$158,814	$5,004
Reinvestment of distributions	159	6	2,346	73
Shares redeemed	-	-	-	(4)
Net increase (decrease)	12,124	406	$161,160	$5,073
Class Z6
Shares redeemed	-	(10,000)	$-	$(119,953)
Net increase (decrease)	-	(10,000)	$-	$(119,953)
Fidelity Sustainable Target Date 2070 Fund
Class A
Shares sold	999	5,122	$11,877	$51,277
Reinvestment of distributions	71	72	835	729
Shares redeemed	(8)	-	(90)	-
Net increase (decrease)	1,062	5,194	$12,622	$52,006
Class M
Shares sold	86	5,000	$1,041	$50,000
Reinvestment of distributions	55	65	640	660
Net increase (decrease)	141	5,065	$1,681	$50,660
Class C
Shares sold	913	5,000	$10,210	$50,000
Reinvestment of distributions	42	51	485	525
Shares redeemed	(4)	-	(45)	-
Net increase (decrease)	951	5,051	$10,650	$50,525
Fidelity Sustainable Target Date 2070 Fund
Shares sold	140,948	36,700	$1,737,631	$374,725
Reinvestment of distributions	990	338	11,918	3,443
Shares redeemed	(10,258)	(2,784)	(120,652)	(29,209)
Net increase (decrease)	131,680	34,254	$1,628,897	$348,959
Class K
Shares sold	-	5,000	$-	$50,000
Reinvestment of distributions	75	80	891	815
Net increase (decrease)	75	5,080	$891	$50,815
Class K6
Shares sold	1,725	5,790	$20,300	$58,271
Reinvestment of distributions	98	87	1,161	885
Shares redeemed	(418)	(79)	(4,849)	(799)
Net increase (decrease)	1,405	5,798	$16,612	$58,357
Class I
Shares sold	1	5,000	$-	$50,000
Reinvestment of distributions	71	77	845	790
Net increase (decrease)	72	5,077	$845	$50,790
Class Z
Shares sold	4,003	5,049	$46,231	$50,502
Reinvestment of distributions	127	80	1,520	815
Shares redeemed	(6)	-	(78)	(2)
Net increase (decrease)	4,124	5,129	$47,673	$51,315

A Share transactions for Fidelity Sustainable Target Date 2070 Fund are for the period June 28, 2024 (commencement of operations) through March 31, 2025.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Target Date Retirement Fund	65
Fidelity Sustainable Target Date 2010 Fund	69
Fidelity Sustainable Target Date 2015 Fund	58
Fidelity Sustainable Target Date 2020 Fund	19
Fidelity Sustainable Target Date 2025 Fund	16
Fidelity Sustainable Target Date 2065 Fund	16
Fidelity Sustainable Target Date 2070 Fund	24

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Target Date 2020 Fund	Fidelity Sustainable Target Date 2025 Fund	Fidelity Sustainable Target Date 2030 Fund	Fidelity Sustainable Target Date 2035 Fund	Fidelity Sustainable Target Date 2040 Fund	Fidelity Sustainable Target Date 2045 Fund	Fidelity Sustainable Target Date 2050 Fund	Fidelity Sustainable Target Date 2055 Fund	Fidelity Sustainable Target Date 2060 Fund
Fidelity Series Sustainable Emerging Markets Fund	-%	-%	-%	-%	12%	11%	12%	-%	-%
Fidelity Series Sustainable Investment Grade Bond Fund	11%	10%	21%	15%	-%	-%	-%	-%	-%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-%	-%	-%	-%	13%	12%	14%	11%	-%
Fidelity Series Sustainable U.S. Market Fund	-%	-%	-%	-%	15%	14%	15%	13%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Sustainable Emerging Markets Fund	79
Fidelity Series Sustainable Investment Grade Bond Fund	77
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	92
Fidelity Series Sustainable U.S. Market Fund	99
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026,  the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Fidelity Sustainable Target Date Retirement Fund
Fidelity Sustainable Target Date 2010 Fund
Fidelity Sustainable Target Date 2015 Fund
Fidelity Sustainable Target Date 2020 Fund
Fidelity Sustainable Target Date 2025 Fund
Fidelity Sustainable Target Date 2030 Fund
Fidelity Sustainable Target Date 2035 Fund
Fidelity Sustainable Target Date 2040 Fund
Fidelity Sustainable Target Date 2045 Fund
Fidelity Sustainable Target Date 2050 Fund
Fidelity Sustainable Target Date 2055 Fund
Fidelity Sustainable Target Date 2060 Fund
Fidelity Sustainable Target Date 2065 Fund
	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the two years in the period ended March 31, 2026 and for the period May 11, 2023 (commencement of operations) through March 31, 2024
Fidelity Sustainable Target Date 2070 Fund	For the year ended March 31, 2026	For the year ended March 31, 2026 and for the period June 28, 2024 (commencement of operations) through March 31, 2025	For the year ended March 31, 2026 and for the period June 28, 2024 (commencement of operations) through March 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Sustainable Target Date Retirement Fund	$1,810
Fidelity Sustainable Target Date 2010 Fund	$8,581
Fidelity Sustainable Target Date 2015 Fund	$7,641
Fidelity Sustainable Target Date 2020 Fund	$31,268
Fidelity Sustainable Target Date 2025 Fund	$2,966
Fidelity Sustainable Target Date 2030 Fund	$35,244
Fidelity Sustainable Target Date 2035 Fund	$40,814
Fidelity Sustainable Target Date 2040 Fund	$73,060
Fidelity Sustainable Target Date 2045 Fund	$75,281
Fidelity Sustainable Target Date 2050 Fund	$74,680
Fidelity Sustainable Target Date 2055 Fund	$57,639
Fidelity Sustainable Target Date 2060 Fund	$48,791
Fidelity Sustainable Target Date 2065 Fund	$28,954
Fidelity Sustainable Target Date 2070 Fund	$13,082
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Sustainable Target Date Retirement Fund	58.11%
Fidelity Sustainable Target Date 2010 Fund	55.59%
Fidelity Sustainable Target Date 2015 Fund	50.05%
Fidelity Sustainable Target Date 2020 Fund	43.87%
Fidelity Sustainable Target Date 2025 Fund	39.51%
Fidelity Sustainable Target Date 2030 Fund	35.09%
Fidelity Sustainable Target Date 2035 Fund	28.31%
Fidelity Sustainable Target Date 2040 Fund	18.66%
Fidelity Sustainable Target Date 2045 Fund	11.83%
Fidelity Sustainable Target Date 2050 Fund	11.04%
Fidelity Sustainable Target Date 2055 Fund	10.60%
Fidelity Sustainable Target Date 2060 Fund	10.62%
Fidelity Sustainable Target Date 2065 Fund	10.75%
Fidelity Sustainable Target Date 2070 Fund	8.84%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Sustainable Target Date Retirement Fund	$35,173
Fidelity Sustainable Target Date 2010 Fund	$29,678
Fidelity Sustainable Target Date 2015 Fund	$28,575
Fidelity Sustainable Target Date 2020 Fund	$73,407
Fidelity Sustainable Target Date 2025 Fund	$50,390
Fidelity Sustainable Target Date 2030 Fund	$117,599
Fidelity Sustainable Target Date 2035 Fund	$73,161
Fidelity Sustainable Target Date 2040 Fund	$46,697
Fidelity Sustainable Target Date 2045 Fund	$19,458
Fidelity Sustainable Target Date 2050 Fund	$21,754
Fidelity Sustainable Target Date 2055 Fund	$15,996
Fidelity Sustainable Target Date 2060 Fund	$13,256
Fidelity Sustainable Target Date 2065 Fund	$8,845
Fidelity Sustainable Target Date 2070 Fund	$1,722

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Sustainable Target Date Fund	Class K	Class K6	Class I	Class Z
Fidelity Sustainable Target Date Retirement Fund
May, 2025	2%	3%	3%	2%	2%	2%	2%	2%
June, 2025	4%	4%	6%	3%	3%	3%	3%	3%
July, 2025	3%	4%	6%	3%	3%	3%	3%	3%
August, 2025	3%	3%	4%	3%	3%	3%	3%	3%
September, 2025	3%	4%	6%	3%	3%	3%	3%	3%
October, 2025	3%	4%	6%	3%	3%	3%	3%	3%
November, 2025	3%	3%	4%	3%	3%	3%	3%	3%
December, 2025	3%	3%	3%	3%	3%	3%	3%	3%
February, 2026	6%	8%	23%	5%	5%	4%	5%	5%
March, 2026	6%	7%	15%	5%	5%	4%	5%	5%
Fidelity Sustainable Target Date 2010 Fund
May, 2025	3%	4%	8%	3%	3%	3%	3%	3%
December, 2025	4%	4%	5%	4%	4%	4%	4%	4%
Fidelity Sustainable Target Date 2015 Fund
May, 2025	6%	8%	22%	5%	5%	4%	5%	5%
December, 2025	6%	6%	7%	5%	5%	5%	5%	5%
Fidelity Sustainable Target Date 2020 Fund
May, 2025	59%	0%	0%	7%	10%	7%	13%	10%
December, 2025	8%	9%	10%	7%	7%	7%	7%	7%
Fidelity Sustainable Target Date 2025 Fund
May, 2025	16%	29%	0%	12%	11%	10%	12%	11%
December, 2025	13%	14%	18%	11%	11%	11%	12%	11%
Fidelity Sustainable Target Date 2030 Fund
May, 2025	26%	45%	26%	14%	13%	12%	12%	13%
December, 2025	15%	16%	20%	13%	13%	12%	13%	12%
Fidelity Sustainable Target Date 2035 Fund
May, 2025	54%	54%	0%	22%	20%	17%	24%	17%
December, 2025	18%	22%	29%	16%	16%	15%	17%	16%
Fidelity Sustainable Target Date 2040 Fund
May, 2025	0%	0%	0%	0%	0%	63%	0%	0%
December, 2025	27%	28%	42%	23%	23%	22%	24%	23%
Fidelity Sustainable Target Date 2045 Fund
December, 2025	31%	38%	55%	28%	28%	26%	29%	28%
Fidelity Sustainable Target Date 2050 Fund
December, 2025	32%	38%	52%	28%	27%	26%	29%	27%
Fidelity Sustainable Target Date 2055 Fund
December, 2025	30%	39%	52%	28%	28%	26%	30%	28%
Fidelity Sustainable Target Date 2060 Fund
December, 2025	29%	38%	54%	28%	27%	26%	29%	27%
Fidelity Sustainable Target Date 2065 Fund
May, 2025	0%	0%	0%	99%	49%	20%	0%	49%
December, 2025	32%	41%	51%	29%	28%	27%	30%	28%
Fidelity Sustainable Target Date 2070 Fund
December, 2025	35%	43%	69%	28%	29%	27%	31%	28%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Sustainable Target Date Fund	Class K	Class K6	Class I	Class Z
Fidelity Sustainable Target Date Retirement Fund
May, 2025	8.12%	9.28%	10.82%	7.49%	7.49%	7.22%	7.49%	7.49%
June, 2025	13.02%	13.02%	20.26%	9.12%	8.68%	8.29%	9.60%	8.68%
July, 2025	10.33%	12.20%	19.18%	9.59%	8.95%	8.39%	9.59%	8.95%
August, 2025	10.12%	10.75%	12.28%	9.55%	9.30%	9.30%	9.55%	9.30%
September, 2025	10.49%	12.74%	19.81%	9.39%	8.92%	8.49%	9.39%	8.92%
October, 2025	10.82%	12.63%	18.94%	9.47%	8.91%	8.42%	9.47%	8.91%
November, 2025	10.10%	10.97%	12.38%	9.60%	9.37%	9.14%	9.60%	9.37%
December, 2025	9.99%	10.34%	11.14%	9.65%	9.53%	9.40%	9.65%	9.53%
February, 2026	5.81%	7.74%	23.21%	4.65%	4.65%	4.22%	5.16%	4.65%
March, 2026	5.92%	7.40%	14.79%	4.93%	4.55%	4.23%	4.93%	4.55%
Fidelity Sustainable Target Date 2010 Fund
May, 2025	2.46%	3.16%	5.89%	2.11%	2.01%	1.88%	2.16%	2.01%
December, 2025	12.52%	13.54%	15.51%	11.75%	11.45%	11.17%	11.75%	11.45%
Fidelity Sustainable Target Date 2015 Fund
May, 2025	3.51%	4.67%	12.26%	2.89%	2.66%	2.46%	2.89%	2.66%
December, 2025	16.72%	18.02%	21.36%	15.59%	15.19%	14.78%	15.59%	15.19%
Fidelity Sustainable Target Date 2020 Fund
May, 2025	15.41%	0%	0%	1.72%	2.57%	1.93%	3.43%	2.57%
December, 2025	22.95%	24.91%	29.17%	20.94%	20.57%	19.96%	21.21%	20.57%
Fidelity Sustainable Target Date 2025 Fund
May, 2025	8.93%	16.97%	0%	6.79%	6.53%	5.85%	7.07%	6.53%
December, 2025	35.61%	39.99%	50.51%	30.53%	31.17%	29.92%	32.38%	31.17%
Fidelity Sustainable Target Date 2030 Fund
May, 2025	18.90%	32.39%	18.90%	10.31%	9.45%	8.40%	8.72%	9.45%
December, 2025	42.08%	45.17%	56.02%	35.07%	35.07%	33.31%	35.35%	34.23%
Fidelity Sustainable Target Date 2035 Fund
May, 2025	34.13%	34.13%	0%	14.06%	12.58%	10.86%	14.94%	10.86%
December, 2025	49.66%	59.61%	78.74%	43.89%	44.48%	42.37%	46.37%	42.74%
Fidelity Sustainable Target Date 2040 Fund
May, 2025	0%	0%	0%	0%	0%	81.82%	0%	0%
December, 2025	72.79%	74.44%	100%	62.44%	62.14%	58.29%	65.22%	61.56%
Fidelity Sustainable Target Date 2045 Fund
December, 2025	82.05%	100%	100%	76.25%	74.00%	69.89%	77.42%	74.00%
Fidelity Sustainable Target Date 2050 Fund
December, 2025	86.06%	100%	100%	74.31%	73.59%	68.94%	77.32%	71.52%
Fidelity Sustainable Target Date 2055 Fund
December, 2025	79.62%	100%	100%	75.68%	74.94%	70.78%	80.89%	74.94%
Fidelity Sustainable Target Date 2060 Fund
December, 2025	76.42%	100%	100%	73.81%	72.74%	68.77%	76.42%	72.74%
Fidelity Sustainable Target Date 2065 Fund
May, 2025	0%	0%	0%	100%	100%	70.67%	0%	100%
December, 2025	86.40%	100%	100%	77.58%	76.41%	72.75%	80.45%	74.06%
Fidelity Sustainable Target Date 2070 Fund
December, 2025	96.89%	100%	100%	76.89%	79.89%	75.47%	84.85%	76.41%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Sustainable Target Date Fund	Class K	Class K6	Class I	Class Z
Fidelity Sustainable Target Date Retirement Fund
May, 2025	0.14%	0.16%	0.18%	0.13%	0.13%	0.12%	0.13%	0.13%
June, 2025	0.22%	0.22%	0.34%	0.15%	0.15%	0.14%	0.16%	0.15%
July, 2025	0.17%	0.21%	0.32%	0.16%	0.15%	0.14%	0.16%	0.15%
August, 2025	0.17%	0.18%	0.21%	0.16%	0.16%	0.16%	0.16%	0.16%
September, 2025	0.18%	0.21%	0.33%	0.16%	0.15%	0.14%	0.16%	0.15%
October, 2025	0.18%	0.21%	0.32%	0.16%	0.15%	0.14%	0.16%	0.15%
November, 2025	0.17%	0.18%	0.21%	0.16%	0.16%	0.15%	0.16%	0.16%
December, 2025	0.17%	0.17%	0.19%	0.16%	0.16%	0.16%	0.16%	0.16%
Fidelity Sustainable Target Date 2010 Fund
May, 2025	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
December, 2025	0.21%	0.23%	0.26%	0.20%	0.19%	0.19%	0.20%	0.19%
Fidelity Sustainable Target Date 2015 Fund
May, 2025	0.01%	0.01%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
December, 2025	0.30%	0.32%	0.38%	0.28%	0.27%	0.26%	0.28%	0.27%
Fidelity Sustainable Target Date 2020 Fund
May, 2025	0.18%	0%	0%	0.02%	0.03%	0.03%	0.04%	0.03%
December, 2025	0.43%	0.47%	0.54%	0.39%	0.39%	0.37%	0.40%	0.39%
Fidelity Sustainable Target Date 2025 Fund
May, 2025	0.05%	0.10%	0%	0.04%	0.04%	0.04%	0.04%	0.04%
December, 2025	0.66%	0.74%	0.94%	0.57%	0.58%	0.56%	0.60%	0.58%
Fidelity Sustainable Target Date 2030 Fund
May, 2025	0.04%	0.07%	0.04%	0.03%	0.02%	0.02%	0.02%	0.02%
December, 2025	0.78%	0.83%	1.03%	0.65%	0.65%	0.62%	0.65%	0.63%
Fidelity Sustainable Target Date 2035 Fund
May, 2025	0.07%	0.07%	0%	0.03%	0.03%	0.03%	0.04%	0.03%
December, 2025	0.94%	1.13%	1.49%	0.83%	0.84%	0.80%	0.88%	0.81%
Fidelity Sustainable Target Date 2040 Fund
May, 2025	0%	0%	0%	0%	0%	0.56%	0%	0%
December, 2025	1.38%	1.41%	0%	1.18%	1.18%	1.11%	1.24%	1.17%
Fidelity Sustainable Target Date 2045 Fund
December, 2025	1.53%	0%	0%	1.42%	1.38%	1.30%	1.44%	1.38%
Fidelity Sustainable Target Date 2050 Fund
December, 2025	1.63%	0%	0%	1.41%	1.40%	1.31%	1.47%	1.36%
Fidelity Sustainable Target Date 2055 Fund
December, 2025	1.51%	0%	0%	1.44%	1.43%	1.35%	1.54%	1.43%
Fidelity Sustainable Target Date 2060 Fund
December, 2025	1.46%	0%	0%	1.41%	1.39%	1.31%	1.46%	1.39%
Fidelity Sustainable Target Date 2065 Fund
May, 2025	0%	0%	0%	0%	0%	1.89%	0%	0%
December, 2025	1.63%	0%	0%	1.46%	1.44%	1.37%	1.52%	1.40%
Fidelity Sustainable Target Date 2070 Fund
December, 2025	1.86%	0%	0%	1.48%	1.54%	1.45%	1.63%	1.47%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Sustainable Target Date Retirement Fund
Class A	12/31/2025	$0.0131	$0.0023
Class M	12/31/2025	$0.0126	$0.0023
Class C	12/31/2025	$0.0117	$0.0023
Fidelity Sustainable Target Date Fund	12/31/2025	$0.0135	$0.0023
Class K	12/31/2025	$0.0137	$0.0023
Class K6	12/31/2025	$0.0139	$0.0023
Class I	12/31/2025	$0.0135	$0.0023
Class Z	12/31/2025	$0.0137	$0.0023
Fidelity Sustainable Target Date 2010 Fund
Class A	12/31/2025	$0.0308	$0.0027
Class M	12/31/2025	$0.0285	$0.0027
Class C	12/31/2025	$0.0249	$0.0027
Fidelity Sustainable Target Date Fund	12/31/2025	$0.0329	$0.0027
Class K	12/31/2025	$0.0337	$0.0027
Class K6	12/31/2025	$0.0346	$0.0027
Class I	12/31/2025	$0.0329	$0.0027
Class Z	12/31/2025	$0.0337	$0.0027
Fidelity Sustainable Target Date 2015 Fund
Class A	12/31/2025	$0.0391	$0.0035
Class M	12/31/2025	$0.0363	$0.0035
Class C	12/31/2025	$0.0306	$0.0035
Fidelity Sustainable Target Date Fund	12/31/2025	$0.0419	$0.0035
Class K	12/31/2025	$0.0430	$0.0035
Class K6	12/31/2025	$0.0442	$0.0035
Class I	12/31/2025	$0.0419	$0.0035
Class Z	12/31/2025	$0.0430	$0.0035
Fidelity Sustainable Target Date 2020 Fund
Class A	12/31/2025	$0.0474	$0.0043
Class M	12/31/2025	$0.0437	$0.0043
Class C	12/31/2025	$0.0373	$0.0043
Fidelity Sustainable Target Date Fund	12/31/2025	$0.0517	$0.0043
Class K	12/31/2025	$0.0529	$0.0043
Class K6	12/31/2025	$0.0545	$0.0043
Class I	12/31/2025	$0.0513	$0.0043
Class Z	12/31/2025	$0.0529	$0.0043
Fidelity Sustainable Target Date 2025 Fund
Class A	12/31/2025	$0.0555	$0.0052
Class M	12/31/2025	$0.0494	$0.0052
Class C	12/31/2025	$0.0391	$0.0052
Fidelity Sustainable Target Date Fund	12/31/2025	$0.0647	$0.0052
Class K	12/31/2025	$0.0634	$0.0052
Class K6	12/31/2025	$0.0660	$0.0052
Class I	12/31/2025	$0.0610	$0.0052
Class Z	12/31/2025	$0.0634	$0.0052
Fidelity Sustainable Target Date 2030 Fund
Class A	12/31/2025	$0.0608	$0.0060
Class M	12/31/2025	$0.0567	$0.0060
Class C	12/31/2025	$0.0457	$0.0060
Fidelity Sustainable Target Date Fund	12/31/2025	$0.0730	$0.0060
Class K	12/31/2025	$0.0730	$0.0060
Class K6	12/31/2025	$0.0769	$0.0060
Class I	12/31/2025	$0.0724	$0.0060
Class Z	12/31/2025	$0.0748	$0.0060
Fidelity Sustainable Target Date 2035 Fund
Class A	12/31/2025	$0.0707	$0.0066
Class M	12/31/2025	$0.0589	$0.0066
Class C	12/31/2025	$0.0446	$0.0066
Fidelity Sustainable Target Date Fund	12/31/2025	$0.0800	$0.0066
Class K	12/31/2025	$0.0789	$0.0066
Class K6	12/31/2025	$0.0829	$0.0066
Class I	12/31/2025	$0.0757	$0.0066
Class Z	12/31/2025	$0.0822	$0.0066
Fidelity Sustainable Target Date 2040 Fund
Class A	12/31/2025	$0.0889	$0.0088
Class M	12/31/2025	$0.0869	$0.0088
Class C	12/31/2025	$0.0579	$0.0088
Fidelity Sustainable Target Date Fund	12/31/2025	$0.1036	$0.0088
Class K	12/31/2025	$0.1041	$0.0088
Class K6	12/31/2025	$0.1110	$0.0088
Class I	12/31/2025	$0.0992	$0.0088
Class Z	12/31/2025	$0.1051	$0.0088
Fidelity Sustainable Target Date 2045 Fund
Class A	12/31/2025	$0.1040	$0.0099
Class M	12/31/2025	$0.0831	$0.0099
Class C	12/31/2025	$0.0576	$0.0099
Fidelity Sustainable Target Date Fund	12/31/2025	$0.1119	$0.0099
Class K	12/31/2025	$0.1153	$0.0099
Class K6	12/31/2025	$0.1221	$0.0099
Class I	12/31/2025	$0.1102	$0.0099
Class Z	12/31/2025	$0.1153	$0.0099
Fidelity Sustainable Target Date 2050 Fund
Class A	12/31/2025	$0.1017	$0.0101
Class M	12/31/2025	$0.0850	$0.0101
Class C	12/31/2025	$0.0626	$0.0101
Fidelity Sustainable Target Date Fund	12/31/2025	$0.1178	$0.0101
Class K	12/31/2025	$0.1189	$0.0101
Class K6	12/31/2025	$0.1269	$0.0101
Class I	12/31/2025	$0.1132	$0.0101
Class Z	12/31/2025	$0.1223	$0.0101
Fidelity Sustainable Target Date 2055 Fund
Class A	12/31/2025	$0.1104	$0.0100
Class M	12/31/2025	$0.0834	$0.0100
Class C	12/31/2025	$0.0627	$0.0100
Fidelity Sustainable Target Date Fund	12/31/2025	$0.1161	$0.0100
Class K	12/31/2025	$0.1173	$0.0100
Class K6	12/31/2025	$0.1242	$0.0100
Class I	12/31/2025	$0.1086	$0.0100
Class Z	12/31/2025	$0.1173	$0.0100
Fidelity Sustainable Target Date 2060 Fund
Class A	12/31/2025	$0.1125	$0.0100
Class M	12/31/2025	$0.0858	$0.0100
Class C	12/31/2025	$0.0602	$0.0100
Fidelity Sustainable Target Date Fund	12/31/2025	$0.1165	$0.0100
Class K	12/31/2025	$0.1182	$0.0100
Class K6	12/31/2025	$0.1250	$0.0100
Class I	12/31/2025	$0.1125	$0.0100
Class Z	12/31/2025	$0.1182	$0.0100
Fidelity Sustainable Target Date 2065 Fund
Class A	12/31/2025	$0.1012	$0.0099
Class M	12/31/2025	$0.0799	$0.0099
Class C	12/31/2025	$0.0638	$0.0099
Fidelity Sustainable Target Date Fund	12/31/2025	$0.1127	$0.0099
Class K	12/31/2025	$0.1144	$0.0099
Class K6	12/31/2025	$0.1202	$0.0099
Class I	12/31/2025	$0.1087	$0.0099
Class Z	12/31/2025	$0.1179	$0.0099
Fidelity Sustainable Target Date 2070 Fund
Class A	12/31/2025	$0.0740	$0.0079
Class M	12/31/2025	$0.0606	$0.0079
Class C	12/31/2025	$0.0378	$0.0079
Fidelity Sustainable Target Date Fund	12/31/2025	$0.0932	$0.0079
Class K	12/31/2025	$0.0897	$0.0079
Class K6	12/31/2025	$0.0950	$0.0079
Class I	12/31/2025	$0.0845	$0.0079
Class Z	12/31/2025	$0.0938	$0.0079

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9909152.102
FST-ANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026